UNITED STATES
SECURITIES AND EXCHANGE COMMISSION
Washington, DC 20549

FORM N-CSR

CERTIFIED SHAREHOLDER REPORT OF REGISTERED MANAGEMENT INVESTMENT
COMPANIES

Investment Company Act file number 811-10157

Franklin Global Trust
(Exact name of registrant as specified in charter)

One Franklin Parkway, San Mateo, CA 94403-1906
(Address of principal executive offices) (Zip code)

Craig S. Tyle, One Franklin Parkway, San Mateo, CA 94403-1906
(Name and address of agent for service)

Registrant's telephone number, including area code: 650 312-2000

Date of fiscal year end: 7/31

Date of reporting period: 7/31/21

Item 1. Reports to Stockholders.

a.)

The following is a copy of the report transmitted to shareholders pursuant to Rule30e-1 under the Investment Company Act of 1940, as amended (the “1940 Act”) (17 CFR 270.30e-1.)

b.)

Include a copy of each notice transmitted to stockholders in reliance on Rule 30e-3 under the Act (17 CFR 270.30e-3) that contains disclosures specified by paragraph (c)(3) of that rule.
Not Applicable
.

ANNUAL REPORT AND SHAREHOLDER LETTER
Franklin Global
Trust
July 31, 2021
Sign up for electronic delivery at franklintempleton.com/edelivery
Franklin International Growth Fund Franklin International Small Cap Fund

Not FDIC Insured May Lose Value No Bank Guarantee
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Not part of the annual report
1
Shareholder Letter
Dear Shareholder:
During the 12 months ended July 31, 2021, the global
economy continued to recover from the disruptions caused
by the onset of the novel coronavirus (COVID-19) pandemic
in early 2020 and subsequent economic lockdowns imposed
by many governments worldwide. Global stocks advanced
during the period amid the reopening of many economies,
the global rollout of COVID-19 vaccines and generally
strong corporate earnings reports. Inflation surged in many
countries during the period’s second half, driven by resurgent economic activity, supply bottlenecks and the base effects of the pandemic shocks in 2020. Many central banks signaled
the end of cutting benchmark interest rates, and some
began to move toward policy normalization, but the U.S.
Federal Reserve, the European Central Bank and the Bank
of Japan kept their policy rates unchanged. Near period-end, investor concerns that the swiftly spreading Delta variant of
COVID-19 could hinder the economic recovery pressured
many global stock markets. In this environment, stocks in
global developed markets excluding the U.S. and Canada,
as measured by the MSCI Europe, Australasia, Far East
Index-NR (net of tax withholding when dividends are paid),
posted a +30.31% total return for the period.
1
We are committed to our long-term perspective and
disciplined investment approach as we conduct a rigorous,
fundamental analysis of securities with a regular emphasis
on investment risk management.
We believe active, professional investment management
serves investors well. We also recognize the important role
of financial professionals in today’s markets and encourage
investors to continue to seek their advice. Amid changing
markets and economic conditions, we are confident investors
with a well-diversified portfolio and a patient, long-term
outlook should be well-positioned for the years ahead.
Franklin Global Trust’s annual report includes more
detail about prevailing conditions and discussions about
investment decisions during the period. Please remember all
securities markets fluctuate, as do mutual fund share prices.
We thank you for investing with Franklin Templeton, welcome
your questions and comments, and look forward to serving
your future investment needs.
Sincerely,
Edward Perks, CFA
President and Chief Executive Officer -
Investment Management
Franklin Global Trust
This letter reflects our analysis and opinions as of July 31,
2021, unless otherwise indicated. The information is not a
complete analysis of every aspect of any market, country,
industry, security or fund. Statements of fact are from
sources considered reliable.
CFA
®
is a trademark owned by CFA Institute.
1. Source: Morningstar.
See www.franklintempletondatasources.com for additional data provider information.

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Annual Report

Contents
Annual Report
Economic and Market Overview 3
Franklin International Growth Fund 4
Franklin International Small Cap Fund 11
Financial Highlights and Statements of Investments 18
Financial Statements 34
Notes to Financial Statements 38
Report of Independent Registered
Public Accounting Firm 52
Tax Information 53
Board Members and Officers 54
Shareholder Information 59
Visit franklintempleton.com for fund updates, to
access your account, or to find helpful financial
planning tools.

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Annual Report
ANNUAL REPORT
Economic and Market Overview
Global developed and emerging market equities, as
measured by the MSCI All Country World Index-NR (net
of tax withholding when dividends are paid), posted a
+33.18% total return for the 12 months ended July 31,
2021.
1
Global equities benefited from monetary and fiscal
stimulus measures, easing novel coronavirus (COVID-19)
pandemic restrictions in certain regions and the development of treatments and vaccines. Geopolitical tensions and rising infection rates in the fall of 2020 reduced stock prices, but the implementation of vaccination programs and additional
fiscal stimulus measures led many equity markets to reach
new price highs during the rest of the period. However, the
Chinese government’s imposition of additional restrictions
on some businesses pressured Asian and global emerging
market stocks late in the 12-month period.
In the U.S., the economy continued to recover and equities
rallied amid monetary and fiscal stimulus measures, vaccine
development and the beginning of vaccination programs.
As economic conditions improved, gross domestic product
(GDP) rebounded at a record annualized pace in 2020’s
third quarter. Although GDP growth was less robust in the
three subsequent quarters, the lifting of many COVID-19
restrictions and strong consumer spending continued to
support the economy. A rebound in corporate earnings and
progress toward a bipartisan infrastructure plan further
bolstered investor sentiment. The U.S. Federal Reserve
(Fed) kept the federal funds target rate at a record-low range of 0.00%–0.25% and continued its program of open-ended
bond purchases to help keep markets functioning. Year-
over-year inflation rose late in the 12-month period amid
the economic reopening, higher consumer demand and
constraints in some supply chains. In its July 2021 meeting
statement, the Fed indicated that rising inflation largely
reflected transitory factors and it would monitor incoming
information and adjust its monetary policy stance as needed
to attain its employment and price stability goals.
The economic recovery in the eurozone was relatively weak,
as quarter-over-quarter GDP growth rebounded in 2020’s
third quarter but slightly contracted over the subsequent
two quarters, before returning to growth in 2021’s second
quarter. GDP growth rates were mostly sluggish among
the region’s largest economies amid renewed lockdowns,
delays in COVID-19 vaccine distribution and weak consumer
spending. Nevertheless, optimism that the eventual success
of vaccination programs would lift global growth helped
European developed market equities, as measured by the
MSCI Europe Index-NR, to post a +32.50% total return for
the 12 months under review.
1
Asian developed and emerging market equities, as
measured by the MSCI All Country Asia Index-NR, posted
a +21.28% total return for the 12-month period.
1
China’s
economic recovery helped the region rebound, although the
country’s quarter-over-quarter GDP growth in 2021’s first and second quarters was slower than 2020’s last two quarters,
pressured by higher commodity prices. Asian equity markets
experienced heightened volatility toward period-end due to
investor concerns about higher inflation and rising COVID-19 infection rates in some countries. Unexpected regulatory
changes by the Chinese government, which negatively
impacted education- and technology-related businesses, led
some foreign investors to shift capital away from China.
Global emerging market stocks, as measured by the MSCI
Emerging Markets Index-NR, posted a +20.64% total return
for the 12 months under review.
1
Generally improving
economic activity, increasing oil prices and U.S. dollar
weakness supported global emerging market equities.
During the latter part of the period, higher COVID-19 cases
in some countries, limited vaccine rollouts and concerns
about rising interest rates and higher inflation amid rising commodity prices dampened investor enthusiasm in global
emerging market equities.
The foregoing information reflects our analysis and opinions as of July 31, 2021. The information is not a complete
analysis of every aspect of any market, country, industry,
security or fund. Statements of fact are from sources
considered reliable.
1. Source: Morningstar.
Net Returns (NR) include income net of tax withholding when dividends are paid.
See www.franklintempletondatasources.com for additional data provider information.

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Annual Report
Franklin International Growth Fund
This annual report for Franklin International Growth Fund
covers the fiscal year ended July 31, 2021 .
Your Fund’s Goal and Main Investments
The Fund seeks long-term capital appreciation by normally
investing predominantly in equity securities, primarily
common stock, of mid- and large-capitalization companies,
generally those with market capitalizations greater than $2
billion, located outside the U.S., and may invest up to 20%
of its net assets in emerging market countries. The Fund
considers international companies to be those organized
under the laws of a country outside of the U.S. or having a
principal office in a country outside of the U.S., or whose
securities are listed or traded principally on a recognized
stock exchange or over-the-counter market outside of the
U.S.
Performance Overview
For the 12 months ended July 31, 2021, the Fund’s Class
A shares posted a +26.98% cumulative total return. In
comparison, the Fund’s benchmark, the MSCI Europe,
Australasia, Far East (EAFE) Index-NR, which measures
global developed stock market performance excluding
the U.S. and Canada, posted a +30.31% cumulative total
return.
1
You can find the Fund’s long-term performance data
in the Performance Summary beginning on page 7 .
Performance data represent past performance, which does
not guarantee future results. Investment return and principal value will fluctuate, and you may have a gain or loss when
you sell your shares. Current performance may differ from
figures shown. For most recent month-end performance, go
to franklintempleton.com or call (800) 342-5236 .
Investment Strategy
We employ a disciplined, bottom-up approach to identify
attractive investment opportunities that have higher expected revenue and earnings growth than their peers. We use a
growth investment style and in-depth, fundamental research
to identify high-quality companies, across all industry
groups, with sustainable business models that offer the
most attractive combination of growth, quality and valuation.
Our process generally includes an assessment of the
potential impacts of any material environmental, social and
governance (ESG) factors on the long-term risk and return
profile of a company.
Manager’s Discussion
Over the 12-month period, security selection in the health
care sector, a lack of exposure to the consumer staples
sector and stock selection and an overweight in the
information technology (IT) sector contributed to relative
returns. Conversely, stock selection and underweightings in
the consumer discretionary and financials sectors detracted
from relative performance, as did stock selection in the
materials sector.
In the IT sector, ASML Holding, a Netherlands-based
semiconductor equipment manufacturer, helped relative
performance after reporting strong earnings that showed
significant sales growth in both new systems and services.
Its guidance for 2021 was also upbeat. Other contributors
included Adyen, a Netherlands-based payments company,
and Keywords Studios, an Ireland-based provider of
outsourcing services to the video game industry. Adyen
has been benefiting from strong demand for its payment
solutions, while Keywords has reported robust results in
recent quarters.
Industrials company DSV PANALPINA boosted relative
performance following a strong set of financial results for
the first quarter. The Denmark-based logistics services
provider experienced robust revenue growth across its sea
and airfreight businesses, as freight rates rose strongly.
Profitability also improved after the full integration of a
Geographic Composition
7/31/21
% of Total
Net Assets
Europe 73.3%
North America 9.5%
Australia & New Zealand 5.8%
Middle East & Africa 3.1%
Latin America & Caribbean 3.1%
Asia 2.7%
Short-Term Investments & Other Net Assets 2.5%
1. Source: Morningstar.
The index is unmanaged and includes reinvestment of any income or distributions. It does not reflect any fees, expenses or sales charges. One cannot invest directly in an index, and an index is not representative of the Fund’s portfolio. Net Returns (NR) include income net of tax withholding when dividends are paid.
See www.franklintempletondatasources.com for additional data provider information.
The dollar value, number of shares or principal amount, and names of all portfolio holdings are listed in the Fund’s Statement of Investments (SOI).
The SOI begins on page
23
.

Franklin International Growth Fund

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Annual Report
recent acquisition by PANALPINA. The company announced
another acquisition that we expect should further enhance its exposure to Asia.
Intermediate Capital Group (ICG), a U.K.-based alternative
asset manager, partially offset negative relative results
in the financials sector, due to continued inflows into its
strategies in recent quarters. ICG is well-positioned, in our view, to benefit from ongoing demand for private assets from institutional investors over the longer term.
Conversely, TAL Education Group, a China-based tutoring
services provider, was a significant detractor from relative results in the consumer discretionary sector following strict new rules that would bar for-profit companies from offering
tutoring in core school subjects and would make tutoring
companies register as non-profits. As a result of these
regulatory changes, we exited our position.
In the financials sector, Germany-based Deutsche Boerse
held back relative results. Nonetheless, we expect the
financial exchange operator to benefit from the increased
market volatility in recent quarters.
Germany-based enterprise software company SAP and U.K.-
based business software company Sage Group hindered
positive relative performance in the IT sector, as earnings at both companies have been weaker than anticipated, given
slower progress on transitioning their respective businesses to the cloud. We exited our position in SAP during the period, but we continue to see Sage Group make progress in its
transition.
U.K.-based Clarivate, an information and analytics firm,
curbed positive relative performance in industrials, amid
lackluster earnings in recent quarters. Additionally, Clarivate said that U.S. regulators were taking a closer look at a
proposed acquisition that is likely to delay the closing of
the deal. We expect stronger growth over the longer term
as new customers sign on to the company's services for
academic research, drug development and patents and
trademarks.
Thank you for your continued participation in Franklin
International Growth Fund. We look forward to serving your
future investment needs.
Top 10 Countries
7/31/21
a
% of Total
Net Assets
a a
United Kingdom 20.1%
Germany 11.6%
Denmark 11.4%
Netherlands 11.0%
United States 6.6%
Australia 5.8%
Spain 5.6%
Switzerland 3.8%
Ireland 3.6%
Belgium 3.3%
Top 10 Industries
7/31/21
.
% of Total
Net Assets
a a
IT Services 12.8%
Software 11.1%
Chemicals 10.8%
Health Care Equipment & Supplies 8.7%
Professional Services 6.3%
Capital Markets 5.7%
Biotechnology 5.6%
Internet & Direct Marketing Retail 5.4%
Media 5.3%
Semiconductors & Semiconductor Equipment 3.7%
Top 10 Holdings
7/31/21
Company
Industry , Country
% of Total
Net Assets
a a
Adyen NV 3.8%
IT Services, Netherlands
ASML Holding NV 3.6%
Semiconductors & Semiconductor Equipment,
Netherlands
Keywords Studios plc 3.6%
IT Services, Ireland
Koninklijke DSM NV 3.6%
Chemicals, Netherlands
Intermediate Capital Group plc 3.5%
Capital Markets, United Kingdom
Ferguson plc 3.5%
Trading Companies & Distributors, United States
MTU Aero Engines AG 3.4%
Aerospace & Defense, Germany
Umicore SA 3.3%
Chemicals, Belgium
Experian plc 3.3%
Professional Services, United Kingdom
DSV PANALPINA A/S 3.2%
Air Freight & Logistics, Denmark

Franklin International Growth Fund

franklintempleton.com
Annual Report
Donald G. Huber, CFA
John Remmert
Portfolio Management Team
The foregoing information reflects our analysis, opinions
and portfolio holdings as of July 31, 2021, the end of
the reporting period. The way we implement our main
investment strategies and the resulting portfolio holdings
may change depending on factors such as market and
economic conditions. These opinions may not be relied upon
as investment advice or an offer for a particular security. The information is not a complete analysis of every aspect of any market, country, industry, security or the Fund. Statements of fact are from sources considered reliable, but the investment manager makes no representation or warranty as to their
completeness or accuracy. Although historical performance
is no guarantee of future results, these insights may help you understand our investment management philosophy.

Performance Summary as of July 31, 2021
Franklin International Growth Fund

franklintempleton.com
Annual Report
The performance table and graphs do not reflect any taxes that a shareholder would pay on Fund dividends, capital gain distributions, if any, or any realized gains on the sale of Fund shares. Total return reflects reinvestment of the Fund’s dividends and capital gain distributions, if any, and any unrealized gains or losses. Your dividend income will vary depending on dividends or interest paid by securities in the Fund’s portfolio, adjusted for operating expenses of each class. Capital gain distributions are net profits realized from the sale of portfolio securities.
Performance as of 7/31/21
1
Cumulative total return excludes sales charges. Average annual total return includes maximum sales charges. Sales charges will vary depending on the size of the investment and the class of share purchased. The maximum is 5.50% and the minimum is 0%. Class A : 5.50% maximum initial sales charge; Advisor Class: no sales charges. For other share classes, visit
franklintempleton.com.
Performance data represent past performance, which does not guarantee future results. Investment return and principal value will fluctuate, and you may have a gain or loss when you sell your shares. Current performance may differ from figures shown.
For most recent month-end performance, go to franklintempleton.com or call (800) 342-5236 .
Share Class
Cumulative
Total Return
2
Average Annual
Total Return
3
–
A
4
1-Year +26.98% +19.98%
5-Year +118.72% +15.64%
10-Year +154.37% +9.17%
Advisor
1-Year +27.31% +27.31%
5-Year +121.44% +17.23%
10-Year +161.31% +10.08%
See page 9 for Performance Summary footnotes.

Franklin International Growth Fund
Performance Summary

franklintempleton.com
Annual Report
See page 9 for Performance Summary footnotes.
Total Return Index Comparison for a Hypothetical $10,000 Investment
1
Total return represents the change in value of an investment over the periods shown. It includes any applicable maximum sales charge, Fund expenses, account fees and reinvested distributions. The unmanaged index includes reinvestment of any income or distributions. It differs from the Fund in composition and does not pay management fees or expenses. One cannot invest directly in an index.
Class A
(8/1/11–7/31/21)
Advisor Class
(8/1/11–7/31/21)

Franklin International Growth Fund
Performance Summary

franklintempleton.com
Annual Report
Each class of shares is available to certain eligible investors and has different annual fees and expenses, as described in the prospectus.
All investments involve risks, including possible loss of principal. Special risks are associated with foreign investing, including currency fluctuations, economic instability and political developments. Investments in emerging markets involve heightened risks related to the same factors, in addition to those associated with these markets’ smaller size and lesser liquidity. Events such as the spread of deadly diseases, disasters, and financial, political or social disruptions, may heighten risks and adversely affect performance. The Fund’s prospectus also includes a description of the main investment risks.
1. The Fund has an expense reduction and a fee waiver associated with any investments it makes in a Franklin Templeton money fund and/or other Franklin Templeton fund, contractually guaranteed through 11/30/21. Fund investment results reflect the expense reduction and fee waiver; without these reductions, the results would have been lower.
2. Cumulative total return represents the change in value of an investment over the periods indicated.
3. Average annual total return represents the average annual change in value of an investment over the periods indicated. Return for less than one year, if any, has not been annualized.
4. Prior to 9/10/18 these shares were offered at a higher initial sales charge of 5.75%, thus actual returns (with sales charges) would have differed. Average annual total returns (with sales charges) have been restated to reflect the current maximum initial sales charge of 5.50%.
5. Source: Morningstar. The MSCI EAFE Index-NR is a free float-adjusted, market capitalization-weighted index designed to measure the equity market performance of global developed markets excluding the U.S. and Canada. Net Returns (NR) include income net of tax withholding when dividends are paid.
6. Figures are as stated in the Fund’s current prospectus and may differ from the expense ratios disclosed in the Your Fund’s Expenses and Financial Highlights sections in this report. In periods of market volatility, assets may decline significantly, causing total annual Fund operating expenses to become higher than the figures shown.
See www.franklintempletondatasources.com for additional data provider information.
Distributions
(8/1/20–7/31/21)
Share Class
Net Investment
Income
Short-Term
Capital Gain
Long-Term
Capital Gain Total
A – $0.0079 $0.4688 $0.4767
C – $0.0079 $0.4688 $0.4767
R – $0.0079 $0.4688 $0.4767
R6 $0.0263 $0.0079 $0.4688 $0.5030
Advisor $0.0057 $0.0079 $0.4688 $0.4824
Total Annual Operating Expenses
6
Share Class
With Fee
Waiver
Without Fee
Waiver
A 1.12% 1.18%
Advisor 0.87% 0.93%

Your Fund’s Expenses
Franklin International Growth Fund

franklintempleton.com
Annual Report
As a Fund shareholder, you can incur two types of costs: (1) transaction costs, including sales charges (loads) on Fund purchases and redemptions; and (2) ongoing Fund costs, including management fees, distribution and service (12b-1) fees, and other Fund expenses. All mutual funds have ongoing costs, sometimes referred to as operating expenses. The table below shows ongoing costs of investing in the Fund and can help you understand these costs and compare them with those of other mutual funds. The table assumes a $1,000 investment held for the six months indicated.
Actual Fund Expenses
The table below provides information about actual account values and actual expenses in the columns under the heading
“Actual.” In these columns the Fund’s actual return, which includes the effect of Fund expenses, is used to calculate the
“Ending Account Value” for each class of shares. You can estimate the expenses you paid during the period by following these steps (of course, your account value and expenses will differ from those in this illustration ): Divide your account value by
$1,000 ( if your account had an $8,600 value, then $8,600 ÷ $1,000 = 8.6 ). Then multiply the result by the number in the row for your class of shares under the headings “Actual” and “Expenses Paid During Period” (if Actual Expenses Paid During Period
were $7.50, then 8.6 x $7.50 = $64.50 ). In this illustration, the actual expenses paid this period are $64.50.
Hypothetical Example for Comparison with Other Funds
Under the heading “Hypothetical” in the table, information is provided about hypothetical account values and hypothetical expenses based on the Fund’s actual expense ratio and an assumed rate of return of 5% per year before expenses, which is not the Fund’s actual return. This information may not be used to estimate the actual ending account balance or expenses you paid for the period, but it can help you compare ongoing costs of investing in the Fund with those of other funds. To do so, compare this 5% hypothetical example for the class of shares you hold with the 5% hypothetical examples that appear in the shareholder reports of other funds.
Please note that expenses shown in the table are meant to highlight ongoing costs and do not reflect any transactional costs.
Therefore, information under the heading “Hypothetical” is useful in comparing ongoing costs only, and will not help you compare total costs of owning different funds. In addition, if transactional costs were included, your total costs would have been higher.
1. Expenses are equal to the annualized expense ratio for the six-month period as indicated above—in the far right column—multiplied by the simple average account value over the period indicated, and then multiplied by 181/365 to reflect the one-half year period.
2. Reflects expenses after fee waivers and expense reimbursements. Does not include acquired fund fees and expenses.
Actual
(actual return after expenses)
Hypothetical
(5% annual return before expenses)
Share
Class
Beginning
Account
Value 2/1/21
Ending
Account
Value 7/31/21
Expenses
Paid During
Period
2/1/21–7/31/21
1,2
Ending
Account
Value 7/31/21
Expenses
Paid During
Period
2/1/21–7/31/21
1,2
a
Net
Annualized
Expense
Ratio
2
A $1,000 $1,081.20 $5.74 $1,019.28 $5.57 1.11%
C $1,000 $1,077.80 $9.59 $1,015.56 $9.30 1.86%
R $1,000 $1,080.20 $6.98 $1,018.08 $6.78 1.35%
R6 $1,000 $1,083.60 $3.77 $1,021.18 $3.66 0.73%
Advisor $1,000 $1,082.80 $4.47 $1,020.51 $4.33 0.86%

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Annual Report
Franklin International Small Cap Fund
This annual report for Franklin International Small Cap
Fund covers the fiscal year ended July 31, 2021. The Fund
reopened to new investors on June 1, 2021. Prior to that
date and since June 3, 2013, the Fund was closed to new
investors, with limited exceptions.
Your Fund’s Goal and Main Investments
The Fund seeks long-term capital appreciation by normally
investing at least 80% of its net assets in a diversified
portfolio of marketable equity and equity-related securities
(primarily common stock) of smaller international companies
with market capitalizations not exceeding $5 billion (or
the equivalent in local currencies), or the highest market
capitalization of the MSCI Europe, Australasia, Far East
(EAFE) Small Cap Index, whichever is greater, at the time
of purchase. The Fund considers international companies
to be those organized under the laws of a country outside of the U.S. or having a principal office in a country outside of the U.S., or whose securities are listed or traded principally on a recognized stock exchange or over-the-counter market
outside of the U.S.
Performance Overview
For the 12 months ended July 31, 2021, the Fund’s Class
A shares posted a +43.17% cumulative total return. In
comparison, the Fund’s benchmark, the MSCI EAFE
Small Cap Index-NR, which measures small cap equity
performance in global developed markets excluding the U.S.
and Canada, posted a +38.72% cumulative total return.
1
You can find the Fund’s long-term performance data in the
Performance Summary beginning on page 14 .
Performance data represent past performance, which does
not guarantee future results. Investment return and principal value will fluctuate, and you may have a gain or loss when
you sell your shares. Current performance may differ from
figures shown. For most recent month-end performance, go
to franklintempleton.com or call (800) 342-5236 .
Investment Strategy
In choosing individual equity investments, we use a
fundamental, bottom-up approach involving in-depth
proprietary analysis of individual equity securities. In
narrowing down the universe of eligible investments, we
employ a quantitative and qualitative approach to identify
smaller international companies that we believe have the
potential to generate attractive returns with lower downside risk. These companies tend to have proprietary products
and services, which can sustain a longer-term competitive
advantage, and tend to have a higher probability of
maintaining a strong balance sheet and/or generating cash
flow. After we identify a company, we conduct a thorough
analysis to establish its earnings prospects and determine
its value. Overall, we seek to invest in quality companies
with attractive valuations. Our process generally includes
an assessment of the potential impacts of any material
environmental, social and governance (ESG) factors on the
long-term risk and return profile of a company.
We do not select investments for the Fund that are merely
representative of the small cap asset class, but instead aim to produce a portfolio of securities of exceptional companies operating in sectors that offer attractive potential.
Although we seek to outperform the MSCI EAFE Small
Cap Index-NR, the Fund may take positions that are not
represented in the index.
Manager’s Discussion
During the 12-month period, stock selection in the
information technology (IT), consumer staples,
communication services and real estate sectors contributed
to performance relative to Fund’s benchmark, the MSCI
EAFE Small Cap Index-NR, as did an overweighted
allocation to the industrials sector. In contrast, stock
selection in the consumer discretionary and financials
sectors, and overweighted allocations to the materials and
energy sectors detracted from relative performance.
Geographic Composition
7/31/21
% of Total
Net Assets
Europe 62.7%
Asia 24.4%
North America 5.1%
Other 1.0%
Short-Term Investments & Other Net Assets 6.8%
1. Source: Morningstar.
The index is unmanaged and includes reinvestment of any income or distributions. It does not reflect any fees, expenses or sales charges. One cannot invest directly in an index, and an index is not representative of the Fund’s portfolio. Net Returns (NR) include income net of tax withholding when dividends are paid.
See www.franklintempletondatasources.com for additional data provider information.
The dollar value, number of shares or principal amount, and names of all portfolio holdings are listed in the Fund’s Statement of Investments (SOI).
The SOI begins on page
30
.

Franklin International Small Cap Fund

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Annual Report
Within IT, Hansen Technologies (not held at period-end),
an Australia-based billing and customer care software
provider that offers mission critical solutions for utility
and communications companies, was among the leading
individual contributors for the period. The company is a high cash flow generator and has grown both organically and
through acquisitions. Hansen received a takeover proposal
from BGH Capital (not a Fund holding) during 2021’s second
quarter at a 25% premium to its previous share price.
In the industrials sector, Mainfreight (not held at period-
end), a New Zealand-based logistics company with a
well-balanced revenue base across New Zealand, Australia,
Europe and the Americas, was another strong performer.
The highly profitable company continued to exceed market
expectations through the first several months of the year with both volumes and pricing contributing to results.
In the communication services sector, the Fund received a
strong contribution from CTS Eventim (not held at period-
end). The Germany-based online platform for producing and
distributing tickets for sporting events, concerts, and theater productions is beginning to see some light at the end of the
COVID-19 pandemic tunnel. The opening up of economies is
facilitating the reintroduction of live events and the market is anticipating a pickup in growth for the company.
Among individual detractors, South Korea-based snack food
maker Orion (not part of the index) underperformed during
the stock market rally in the fourth quarter of 2020. Although we saw opportunities for Orion to continue to grow in its
home and regional markets, we exited our position during
the period to pursue better opportunities. RenaissanceRe
Holdings, a Bermuda-based reinsurance company in the
financials sector, saw its profits come under pressure due to the winter storm that hit Texas, and we exited our position by period-end.
In health care, pharmaceutical maker Recordati Industria
Chimica e Farmaceutica (not held at period-end) also
detracted meaningfully from performance. Recordati, an
Italian drug maker developing therapeutics across multiple
treatment areas and indications, has a strong track record
of growing via strategic acquisitions and has a presence in
most large markets globally. The company is continuing to
recover from pandemic-related challenges and lower-than-
normal seasonal flu infections. With the market focusing on
reopening beneficiaries, pharmaceutical companies have
generally underperformed.
Effective June 1, 2021, under an agreement with Franklin
Advisers, Inc., the Fund's investment advisor, ClearBridge
Investments, LLC serves as the Fund's subadvisor. Pursuant
to this agreement, the Fund's portfolio management team
Top 10 Countries
7/31/21
a
% of Total
Net Assets
a a
United Kingdom 18.8%
Japan 13.5%
Italy 6.1%
Denmark 5.5%
Austria 5.4%
France 5.2%
Sweden 5.0%
South Korea 4.6%
Canada 4.4%
Spain 4.0%
Top 10 Industries
7/31/21
.
% of Total
Net Assets
a a
Machinery 12.5%
Banks 7.7%
Trading Companies & Distributors 7.2%
Construction Materials 5.5%
Oil, Gas & Consumable Fuels 5.4%
Metals & Mining 5.3%
Construction & Engineering 4.8%
Household Durables 4.5%
Electrical Equipment 4.4%
Hotels, Restaurants & Leisure 3.8%
Top 10 Holdings
7/31/21
Company
Industry, Country
% of Total
Net Assets
a aa
Galliford Try Holdings plc 2.2%
Construction & Engineering, United Kingdom
BAWAG Group AG 2.2%
Banks, Austria
D/S Norden A/S 2.1%
Marine, Denmark
Granges AB 2.0%
Metals & Mining, Sweden
Parex Resources, Inc. 2.0%
Oil, Gas & Consumable Fuels, Canada
Morgan Advanced Materials plc 1.9%
Machinery, United Kingdom
Metso Outotec OYJ 1.9%
Machinery, Finland
Maire Tecnimont SpA 1.8%
Construction & Engineering, Italy
Mersen SA 1.7%
Electrical Equipment, France
Wincanton plc 1.7%
Air Freight & Logistics, United Kingdom

Franklin International Small Cap Fund

franklintempleton.com
Annual Report
changed, the new portfolio management team implemented
trades to align it with its international small cap strategy, and the Fund reopened to new investors.
Thank you for your continued participation in Franklin
International Small Cap Fund. We look forward to serving
your future investment needs.
Sean M. Bogda, CFA
Paul D. Ehrlichman
Safa R. Muhtaseb, CFA
Grace Su
Portfolio Management Team
The foregoing information reflects our analysis, opinions
and portfolio holdings as of July 31, 2021, the end of
the reporting period. The way we implement our main
investment strategies and the resulting portfolio holdings
may change depending on factors such as market and
economic conditions. These opinions may not be relied upon
as investment advice or an offer for a particular security. The information is not a complete analysis of every aspect of any market, country, industry, security or the Fund. Statements of fact are from sources considered reliable, but the investment manager makes no representation or warranty as to their
completeness or accuracy. Although historical performance
is no guarantee of future results, these insights may help you understand our investment management philosophy.

Performance Summary as of July 31, 2021
Franklin International Small Cap Fund

franklintempleton.com
Annual Report
The performance table and graphs do not reflect any taxes that a shareholder would pay on Fund dividends, capital gain distributions, if any, or any realized gains on the sale of Fund shares. Total return reflects reinvestment of the Fund’s dividends and capital gain distributions, if any, and any unrealized gains or losses. Your dividend income will vary depending on dividends or interest paid by securities in the Fund’s portfolio, adjusted for operating expenses of each class. Capital gain distributions are net profits realized from the sale of portfolio securities.
Performance as of 7/31/21
1
Cumulative total return excludes sales charges. Average annual total return includes maximum sales charges. Sales charges will vary depending on the size of the investment and the class of share purchased. The maximum is 5.50% and the minimum is 0%. Class A : 5.50% maximum initial sales charge; Advisor Class: no sales charges. For other share classes, visit
franklintempleton.com.
Performance data represent past performance, which does not guarantee future results. Investment return and principal value will fluctuate, and you may have a gain or loss when you sell your shares. Current performance may differ from figures shown.
For most recent month-end performance, go to franklintempleton.com or call (800) 342-5236 .
Share Class
Cumulative
Total Return
2
Average Annual
Total Return
3
–
A
4
1-Year +43.17%
5
+35.29%
5-Year +22.74% +3.01%
10-Year +70.45% +4.88%
Advisor
1-Year +43.56%
5
+43.56%
5-Year +24.41% +4.47%
10-Year +74.96% +5.75%
See page 16 for Performance Summary footnotes.

Franklin International Small Cap Fund
Performance Summary

franklintempleton.com
Annual Report
See page 16 for Performance Summary footnotes.
Total Return Index Comparison for a Hypothetical $10,000 Investment
1
Total return represents the change in value of an investment over the periods shown. It includes any applicable maximum sales charge, Fund expenses, account fees and reinvested distributions. The unmanaged index includes reinvestment of any income or distributions. It differs from the Fund in composition and does not pay management fees or expenses. One cannot invest directly in an index.
Class A
(8/1/11–7/31/21)
Advisor Class
(8/1/11–7/31/21)

Franklin International Small Cap Fund
Performance Summary

franklintempleton.com
Annual Report
Each class of shares is available to certain eligible investors and has different annual fees and expenses, as described in the prospectus.
All investments involve risks, including possible loss of principal. The Fund is intended for long-term investors who are comfortable with fluctuation in the value of their investment, especially over the short term. Smaller, relatively new and/or unseasoned companies can be particularly sensitive to changing economic conditions, and their prospects for growth are less certain than those of larger, more established companies. Foreign investing involves additional risks such as currency and market volatility, as well as political and social instability. Investments in emerging markets involve heightened risks relating to the same factors.
Because the Fund may invest its assets in companies in a specific region, including Europe, it is subject to greater risks of adverse developments in that region and/or the surrounding regions than a fund that is more broadly diversified geographically. Political, social or economic disruptions in the region, even in coun-
tries in which the Fund is not invested, may adversely affect the value of investments held by the Fund. Events such as the spread of deadly diseases, disasters, and financial, political or social disruptions, may heighten risks and adversely affect performance. The Fund’s prospectus also includes a description of the main investment risks.
1. The Fund has an expense reduction and a fee waiver associated with any investments it makes in a Franklin Templeton money fund and/or other Franklin Templeton fund, contractually guaranteed through 11/30/22. Fund investment results reflect the expense reduction and fee waiver; without these reductions, the results would have been lower.
2. Cumulative total return represents the change in value of an investment over the periods indicated.
3. Average annual total return represents the average annual change in value of an investment over the periods indicated. Return for less than one year, if any, has not been annualized.
4. Prior to 9/10/18 these shares were offered at a higher initial sales charge of 5.75%, thus actual returns (with sales charges) would have differed. Average annual total returns (with sales charges) have been restated to reflect the current maximum initial sales charge of 5.50%.
5. Total return information is based on net asset values calculated for shareholder transactions. Certain adjustments were made to the net assets of the Fund at 7/31/21 for financial reporting purposes. Accordingly, adjusted total returns have been disclosed in the Financial Highlights and differ from those reported here.
6. Source: Morningstar. The MSCI EAFE Small Cap Index-NR is a free float-adjusted, market capitalization-weighted index designed to measure the performance of small cap equity securities in global developed markets excluding the U.S. and Canada. Net Returns (NR) include income net of tax withholding when dividends are paid.
7. Figures are as stated in the Fund’s current prospectus and may differ from the expense ratios disclosed in the Your Fund’s Expenses and Financial Highlights sections in this report. In periods of market volatility, assets may decline significantly, causing total annual Fund operating expenses to become higher than the figures shown.
See www.franklintempletondatasources.com for additional data provider information.
Total Annual Operating Expenses
7
Share Class
With Fee
Waiver
Without Fee
Waiver
A 1.30% 1.37%
Advisor 1.05% 1.12%

Your Fund’s Expenses
Franklin International Small Cap Fund

franklintempleton.com
Annual Report
As a Fund shareholder, you can incur two types of costs: (1) transaction costs, including sales charges (loads) on Fund purchases and redemptions; and (2) ongoing Fund costs, including management fees, distribution and service (12b-1) fees, and other Fund expenses. All mutual funds have ongoing costs, sometimes referred to as operating expenses. The table below shows ongoing costs of investing in the Fund and can help you understand these costs and compare them with those of other mutual funds. The table assumes a $1,000 investment held for the six months indicated.
Actual Fund Expenses
The table below provides information about actual account values and actual expenses in the columns under the heading
“Actual.” In these columns the Fund’s actual return, which includes the effect of Fund expenses, is used to calculate the
“Ending Account Value” for each class of shares. You can estimate the expenses you paid during the period by following these steps ( of course, your account value and expenses will differ from those in this illustration ): Divide your account value by
$1,000 ( if your account had an $8,600 value, then $8,600 ÷ $1,000 = 8.6 ). Then multiply the result by the number in the row for your class of shares under the headings “Actual” and “Expenses Paid During Period” ( if Actual Expenses Paid During Period
were $7.50, then 8.6 x $7.50 = $64.50 ). In this illustration, the actual expenses paid this period are $64.50.
Hypothetical Example for Comparison with Other Funds
Under the heading “Hypothetical” in the table, information is provided about hypothetical account values and hypothetical expenses based on the Fund’s actual expense ratio and an assumed rate of return of 5% per year before expenses, which is not the Fund’s actual return. This information may not be used to estimate the actual ending account balance or expenses you paid for the period, but it can help you compare ongoing costs of investing in the Fund with those of other funds. To do so, compare this 5% hypothetical example for the class of shares you hold with the 5% hypothetical examples that appear in the shareholder reports of other funds.
Please note that expenses shown in the table are meant to highlight ongoing costs and do not reflect any transactional costs.
Therefore, information under the heading “Hypothetical” is useful in comparing ongoing costs only, and will not help you compare total costs of owning different funds. In addition, if transactional costs were included, your total costs would have been higher.
1. Expenses are equal to the annualized expense ratio for the six-month period as indicated above—in the far right column—multiplied by the simple average account value over the period indicated, and then multiplied by 181/365 to reflect the one-half year period.
2. Reflects expenses after fee waivers and expense reimbursements. Does not include acquired fund fees and expenses.
3. Effective May 1, 2021, the expense waivers for Classes A, C, R, R6 and Advisor changed and the new annualized net expense ratios for each class were: Class A 1.30%,
Class C 2.05%, Class R 1.55%, Class R6 0.95% and Advisor Class 1.05%. Had such expense waivers been in effect for the full period, the Actual expenses paid for each class would have been: A $6.97, C $10.95, R $8.29, R6 $5.09 and Advisor $5.62, and the Hypothetical expenses paid for each share class would have been: A $6.52, C
$10.24, R $7.75, R6 $4.76 and Advisor $5.26.
Actual
(actual return after expenses)
Hypothetical
(5% annual return before expenses)
Share
Class
Beginning
Account
Value 2/1/21
Ending
Account
Value 7/31/21
Expenses
Paid During
Period
2/1/21–7/31/21
1,2,3
Ending
Account
Value 7/31/21
Expenses
Paid During
Period
2/1/21–7/31/21
1,2,3
a
Net
Annualized
Expense
Ratio
2,3
A $1,000 $1,159.00 $6.97 $1,018.34 $6.52 1.30%
C $1,000 $1,154.60 $10.88 $1,014.69 $10.17 2.04%
R $1,000 $1,157.90 $8.01 $1,017.37 $7.49 1.50%
R6 $1,000 $1,160.10 $5.96 $1,019.28 $5.57 1.11%
Advisor $1,000 $1,160.40 $5.49 $1,019.71 $5.14 1.03%

Franklin Global Trust
Financial Highlights
Franklin International Growth Fund
franklintempleton.com
Annual Report The accompanying notes are an integral part of these financial statements.
18
a
Year Ended July 31,
2021 2020 2019 2018 2017
Class A
Per share operating performance
(for a share outstanding throughout the year)
Net asset value, beginning of year ................... $18.34 $14.62 $15.31 $13.18 $11.07
Income from investment operations
a
:
Net investment income (loss)
b
.................... (0.09) (0.04) 0.04 0.06 0.05
Net realized and unrealized gains (losses) ........... 4.99 3.78 (0.50) 2.26 2.12
Total from investment operations .................... 4.90 3.74 (0.46) 2.32 2.17
Less distributions from:
Net investment income .......................... — (0.02) (0.03) — (0.06)
Net realized gains ............................. (0.48) — (0.20) (0.19) —
Total distributions (0.48) (0.02) (0.23) (0.19) (0.06)
Net asset value, end of year ....................... $22.76 $18.34 $14.62 $15.31 $13.18
Total return
c
................................... 26.98% 25.52% (2.62)% 17.73% 19.70%
Ratios to average net assets
Expenses before waiver and payments by affiliates ...... 1.13% 1.17% 1.19% 1.27% 1.54%
Expenses net of waiver and payments by affiliates
d
...... 1.11% 1.10% 1.05% 1.15% 1.31%
Net investment income (loss) ...................... (0.41)% (0.25)% 0.32% 0.43% 0.37%
Supplemental data
Net assets, end of year (000’s) ..................... $961,676 $579,893 $289,944 $161,607 $185,680
Portfolio turnover rate ............................ 14.47% 37.51% 18.11% 58.36% 28.66%
a
The amount shown for a share outstanding throughout the period may not correlate with the Statement of Operations for the period due to the timing of sales and repurchases of the Fund’s shares in relation to income earned and/or fluctuating fair value of the investments of the Fund.
b
Based on average daily shares outstanding.
c
Total return does not reflect sales commissions or contingent deferred sales charges, if applicable.
d
Benefit of expense reduction rounds to less than 0.01%.

Franklin Global Trust
Financial Highlights
Franklin International Growth Fund
(continued)
franklintempleton.com
The accompanying notes are an integral part of these financial statements. Annual Report
19
a
Year Ended July 31,
2021 2020 2019 2018 2017
Class C
Per share operating performance
(for a share outstanding throughout the year)
Net asset value, beginning of year ................... $17.46 $14.00 $14.74 $12.80 $10.77
Income from investment operations
a
:
Net investment (loss)
b
.......................... (0.23) (0.15) (0.06) (0.03) (0.04)
Net realized and unrealized gains (losses) ........... 4.73 3.61 (0.48) 2.16 2.07
Total from investment operations .................... 4.50 3.46 (0.54) 2.13 2.03
Less distributions from:
Net realized gains ............................. (0.48) — (0.20) (0.19) —
Net asset value, end of year ....................... $21.48 $17.46 $14.00 $14.74 $12.80
Total return
c
................................... 26.04% 24.63% (3.34)% 16.76% 18.85%
Ratios to average net assets
Expenses before waiver and payments by affiliates ...... 1.88% 1.92% 1.94% 2.02% 2.29%
Expenses net of waiver and payments by affiliates
d
...... 1.86% 1.85% 1.80% 1.90% 2.06%
Net investment (loss) ............................ (1.15)% (0.98)% (0.43)% (0.32)% (0.38)%
Supplemental data
Net assets, end of year (000’s) ..................... $62,560 $39,440 $27,397 $22,542 $8,702
Portfolio turnover rate ............................ 14.47% 37.51% 18.11% 58.36% 28.66%
a
The amount shown for a share outstanding throughout the period may not correlate with the Statement of Operations for the period due to the timing of sales and repurchases of the Fund’s shares in relation to income earned and/or fluctuating fair value of the investments of the Fund.
b
Based on average daily shares outstanding.
c
Total return does not reflect sales commissions or contingent deferred sales charges, if applicable.
d
Benefit of expense reduction rounds to less than 0.01%.

Franklin Global Trust
Financial Highlights
Franklin International Growth Fund
(continued)
franklintempleton.com
Annual Report The accompanying notes are an integral part of these financial statements.
20
a
Year Ended July 31,
2021 2020 2019 2018 2017
Class R
Per share operating performance
(for a share outstanding throughout the year)
Net asset value, beginning of year ................... $18.16 $14.50 $15.21 $13.16 $11.02
Income from investment operations
a
:
Net investment income (loss)
b
.................... (0.12) (0.07) —
c
0.04 0.02
Net realized and unrealized gains (losses) ........... 4.92 3.73 (0.48) 2.22 2.13
Total from investment operations .................... 4.80 3.66 (0.48) 2.26 2.15
Less distributions from:
Net investment income .......................... — — (0.03) (0.02) (0.01)
Net realized gains ............................. (0.48) — (0.20) (0.19) —
Total distributions (0.48) — (0.23) (0.21) (0.01)
Net asset value, end of year ....................... $22.48 $18.16 $14.50 $15.21 $13.16
Total return .................................... 26.69% 25.24% (2.88)% 17.34% 19.54%
Ratios to average net assets
Expenses before waiver and payments by affiliates ...... 1.38% 1.41% 1.43% 1.49% 1.76%
Expenses net of waiver and payments by affiliates
d
...... 1.35% 1.35% 1.29% 1.37% 1.53%
Net investment income (loss) ...................... (0.58)% (0.45)% 0.08% 0.21% 0.15%
Supplemental data
Net assets, end of year (000’s) ..................... $8,630 $2,365 $1,848 $1,086 $371
Portfolio turnover rate ............................ 14.47% 37.51% 18.11% 58.36% 28.66%
a
The amount shown for a share outstanding throughout the period may not correlate with the Statement of Operations for the period due to the timing of sales and repurchases of the Fund’s shares in relation to income earned and/or fluctuating fair value of the investments of the Fund.
b
Based on average daily shares outstanding.
c
Amount rounds to less than $0.01 per share.
d
Benefit of expense reduction rounds to less than 0.01%.

Franklin Global Trust
Financial Highlights
Franklin International Growth Fund
(continued)
franklintempleton.com
The accompanying notes are an integral part of these financial statements. Annual Report
21
a
Year Ended July 31,
2021 2020 2019 2018 2017
Class R6
Per share operating performance
(for a share outstanding throughout the year)
Net asset value, beginning of year ................... $18.44 $14.69 $15.34 $13.25 $11.15
Income from investment operations
a
:
Net investment income (loss)
b
.................... (0.01) 0.03 0.08 0.12 0.08
Net realized and unrealized gains (losses) ........... 5.01 3.79 (0.48) 2.26 2.15
Total from investment operations .................... 5.00 3.82 (0.40) 2.38 2.23
Less distributions from:
Net investment income .......................... (0.02) (0.07) (0.05) (0.10) (0.13)
Net realized gains ............................. (0.48) — (0.20) (0.19) —
Total distributions (0.50) (0.07) (0.25) (0.29) (0.13)
Net asset value, end of year ....................... $22.94 $18.44 $14.69 $15.34 $13.25
Total return .................................... 27.44% 26.08% (2.26)% 18.15% 20.26%
Ratios to average net assets
Expenses before waiver and payments by affiliates ...... 0.78% 0.81% 0.84% 0.85% 0.90%
Expenses net of waiver and payments by affiliates
c
...... 0.73% 0.71% 0.66% 0.71% 0.88%
Net investment income (loss) ...................... (0.03)% 0.17% 0.71% 0.87% 0.80%
Supplemental data
Net assets, end of year (000’s) ..................... $548,647 $379,331 $344,257 $83,292 $54,347
Portfolio turnover rate ............................ 14.47% 37.51% 18.11% 58.36% 28.66%
a
The amount shown for a share outstanding throughout the period may not correlate with the Statement of Operations for the period due to the timing of sales and repurchases of the Fund’s shares in relation to income earned and/or fluctuating fair value of the investments of the Fund.
b
Based on average daily shares outstanding.
c
Benefit of expense reduction rounds to less than 0.01%.

Franklin Global Trust
Financial Highlights
Franklin International Growth Fund
(continued)
franklintempleton.com
Annual Report The accompanying notes are an integral part of these financial statements.
22
a
Year Ended July 31,
2021 2020 2019 2018 2017
Advisor Class
Per share operating performance
(for a share outstanding throughout the year)
Net asset value, beginning of year ................... $18.40 $14.66 $15.33 $13.24 $11.13
Income from investment operations
a
:
Net investment income (loss)
b
.................... (0.04) —
c
0.09 0.10 0.08
Net realized and unrealized gains (losses) ........... 5.01 3.79 (0.51) 2.26 2.13
Total from investment operations .................... 4.97 3.79 (0.42) 2.36 2.21
Less distributions from:
Net investment income .......................... (—)
c
(0.05) (0.05) (0.08) (0.10)
Net realized gains ............................. (0.48) — (0.20) (0.19) —
Total distributions (0.48) (0.05) (0.25) (0.27) (0.10)
Net asset value, end of year ....................... $22.89 $18.40 $14.66 $15.33 $13.24
Total return .................................... 27.31% 25.90% (2.45)% 17.98% 20.04%
Ratios to average net assets
Expenses before waiver and payments by affiliates ...... 0.88% 0.92% 0.94% 1.02% 1.29%
Expenses net of waiver and payments by affiliates
d
...... 0.86% 0.85% 0.80% 0.90% 1.06%
Net investment income (loss) ...................... (0.17)% 0.03% 0.57% 0.68% 0.62%
Supplemental data
Net assets, end of year (000’s) ..................... $1,665,974 $1,158,652 $863,973 $294,254 $147,926
Portfolio turnover rate ............................ 14.47% 37.51% 18.11% 58.36% 28.66%
a
The amount shown for a share outstanding throughout the period may not correlate with the Statement of Operations for the period due to the timing of sales and repurchases of the Fund’s shares in relation to income earned and/or fluctuating fair value of the investments of the Fund.
b
Based on average daily shares outstanding.
c
Amount rounds to less than $0.01 per share.
d
Benefit of expense reduction rounds to less than 0.01%.

Franklin Global Trust
Statement of Investments, July 31, 2021
Franklin International Growth Fund
franklintempleton.com
The accompanying notes are an integral part of these financial statements. Annual Report
23
a a
Country Shares
a
Value
a a a a a a
Common Stocks 97.5%
Aerospace & Defense 3.4%
MTU Aero Engines AG ................................. Germany 440,000 $ 110,065,107
Air Freight & Logistics 3.2%
DSV PANALPINA A/S .................................. Denmark 430,000 104,816,422
Banks 2.9%
a
FinecoBank Banca Fineco SpA ........................... Italy 5,300,000 94,908,091
Biotechnology 5.6%
CSL Ltd. ............................................ Australia 420,000 89,407,985
a
Genmab A/S ......................................... Denmark 206,000 93,105,488
182,513,473
Capital Markets 5.7%
Deutsche Boerse AG ................................... Germany 430,000 71,754,596
Intermediate Capital Group plc ........................... United Kingdom 3,806,000 114,679,278
186,433,874
Chemicals 10.8%
Koninklijke DSM NV ................................... Netherlands 580,000 116,922,250
Sika AG ............................................ Switzerland 75,000 26,420,291
Symrise AG ......................................... Germany 680,000 100,269,545
Umicore SA ......................................... Belgium 1,740,000 108,000,804
351,612,890
Diversified Telecommunication Services 3.1%
b
Cellnex Telecom SA, 144A, Reg S ......................... Spain 1,554,735 101,398,871
Entertainment 2.9%
a
CTS Eventim AG & Co. KGaA ............................ Germany 1,380,000 93,768,261
Health Care Equipment & Supplies 8.7%
Alcon, Inc. ........................................... Switzerland 1,350,000 98,278,731
Cochlear Ltd. ........................................ Australia 540,000 97,689,558
GN Store Nord A/S .................................... Denmark 1,000,000 87,631,278
283,599,567
Internet & Direct Marketing Retail 5.4%
a
boohoo Group plc ..................................... United Kingdom 21,050,000 76,251,117
a
MercadoLibre, Inc. .................................... Argentina 64,000 100,396,800
176,647,917
IT Services 12.8%
a,b
Adyen NV, 144A, Reg S ................................ Netherlands 45,000 121,957,460
a
Amadeus IT Group SA ................................. Spain 1,230,860 80,724,201
a
Keywords Studios plc .................................. Ireland 2,900,000 118,171,912
a
Shopify, Inc., A ....................................... Canada 62,000 92,995,660
413,849,233
Media 5.3%
a,b
Ascential plc, 144A, Reg S .............................. United Kingdom 14,300,000 85,976,001
CyberAgent, Inc. ...................................... Japan 4,820,000 86,752,512
172,728,513
Pharmaceuticals 3.1%
Hikma Pharmaceuticals plc .............................. Jordan 2,750,000 101,106,860
Professional Services 6.3%
a
Clarivate plc ......................................... United Kingdom 4,220,000 96,216,000
Experian plc ......................................... United Kingdom 2,450,000 107,847,727
204,063,727

Franklin Global Trust
Statement of Investments
Franklin International Growth Fund
(continued)
franklintempleton.com
Annual Report The accompanying notes are an integral part of these financial statements.
24
a a
Country Shares
a
Value
a a a a a a
Common Stocks
(continued)
Semiconductors & Semiconductor Equipment 3.7%
ASML Holding NV ..................................... Netherlands 155,000 $ 118,484,620
Software 11.1%
AVEVA Group plc ..................................... United Kingdom 1,909,997 104,198,408
a
CyberArk Software Ltd. ................................. United States 720,000 102,261,600
Sage Group plc (The) .................................. United Kingdom 7,000,000 68,221,865
SimCorp A/S ......................................... Denmark 610,000 84,755,088
359,436,961
Trading Companies & Distributors 3.5%
Ferguson plc ......................................... United States 800,000 112,135,135
Total Common Stocks (Cost $1,996,672,087) ....................................
3,167,569,522
Short Term Investments 2.6%
a a
Country Shares
a
Value
a
Money Market Funds 2.6%
c,d
Institutional Fiduciary Trust - Money Market Portfolio, 0.01% ..... United States 84,459,275 84,459,275
Total Money Market Funds (Cost $84,459,275) ..................................
84,459,275
Total Short Term Investments (Cost $84,459,275 ) ................................
84,459,275
a
Total Investments (Cost $2,081,131,362) 100.1% ................................
$3,252,028,797
Other Assets, less Liabilities (0.1)% ...........................................
(4,542,040)
Net Assets 100.0% ...........................................................
$3,247,486,757
a
Non-income producing.
b
Security was purchased pursuant to Rule 144A or Regulation S under the Securities Act of 1933. 144A securities may be sold in transactions exempt from registration only to qualified institutional buyers or in a public offering registered under the Securities Act of 1933. Regulation S securities cannot be sold in the United States without either an effective registration statement filed pursuant to the Securities Act of 1933, or pursuant to an exemption from registration. At July 31, 2021, the aggregate value of these securities was $309,332,332, representing 9.5% of net assets.
c
See Note 3(f) regarding investments in affiliated management investment companies.
d
The rate shown is the annualized seven-day effective yield at period end.

Franklin Global Trust
Financial Highlights
Franklin International Small Cap Fund
franklintempleton.com
The accompanying notes are an integral part of these financial statements. Annual Report
25
a
Year Ended July 31,
2021 2020 2019 2018 2017
Class A
Per share operating performance
(for a share outstanding throughout the year)
Net asset value, beginning of year ................... $11.56 $16.48 $19.68 $20.61 $17.55
Income from investment operations
a
:
Net investment income
b
......................... 0.55
c
0.02 0.20 0.47 0.19
Net realized and unrealized gains (losses) ........... 4.42 (4.05) (2.87) 0.41 4.37
Total from investment operations .................... 4.97 (4.03) (2.67) 0.88 4.56
Less distributions from:
Net investment income .......................... — — (0.27) (1.23) (0.18)
Net realized gains ............................. — (0.89) (0.26) (0.58) (1.32)
Total distributions ............................... — (0.89) (0.53) (1.81) (1.50)
Net asset value, end of year ....................... $16.53 $11.56 $16.48 $19.68 $20.61
Total return
d
................................... 42.99%
e
(25.96)% (13.49)% 4.32% 28.31%
Ratios to average net assets
Expenses before waiver and payments by affiliates and
expense reduction ............................... 1.74% 1.59% 1.41% 1.38% 1.38%
Expenses net of waiver and payments by affiliates and
expense reduction ............................... 1.62%
f
1.58%
g
1.41%
f
1.38%
f
1.38%
f
Net investment income ........................... 3.80%
c
0.13% 1.11% 2.32% 1.05%
Supplemental data
Net assets, end of year (000’s) ..................... $55,460 $48,963 $95,528 $142,505 $161,355
Portfolio turnover rate ............................ 114.68% 28.08% 11.86% 26.98% 21.71%
a
The amount shown for a share outstanding throughout the period may not correlate with the Statement of Operations for the period due to the timing of sales and repurchases of the Fund’s shares in relation to income earned and/or fluctuating fair value of the investments of the Fund.
b
Based on average daily shares outstanding.
c
Net investment income per share includes approximately $0.56 per share related to income received in the form of special dividends and an adjustment for EU reclaims in connection with certain Fund holdings. Excluding this amount, the ratio of net investment income to average net assets would have been (0.11)%.
d
Total return does not reflect sales commissions or contingent deferred sales charges, if applicable.
e
Includes the effect of a payment to be received from affiliated parties from a NAV error reimbursement. In the absence of such payment, the Fund's total return would have been 42.91%.
f
Benefit of expense reduction rounds to less than 0.01%.
g
Benefit of waiver and payments by affiliates rounds to less than 0.01%.

Franklin Global Trust
Financial Highlights
Franklin International Small Cap Fund
(continued)
franklintempleton.com
Annual Report The accompanying notes are an integral part of these financial statements.
26
a
Year Ended July 31,
2021 2020 2019 2018 2017
Class C
Per share operating performance
(for a share outstanding throughout the year)
Net asset value, beginning of year ................... $11.31 $16.25 $19.42 $20.36 $17.32
Income from investment operations
a
:
Net investment income (loss)
b
.................... 0.46
c
(0.09) 0.06 0.32 0.05
Net realized and unrealized gains (losses) ........... 4.26 (3.96) (2.82) 0.39 4.33
Total from investment operations .................... 4.72 (4.05) (2.76) 0.71 4.38
Less distributions from:
Net investment income .......................... — — (0.15) (1.07) (0.02)
Net realized gains ............................. — (0.89) (0.26) (0.58) (1.32)
Total distributions ............................... — (0.89) (0.41) (1.65) (1.34)
Net asset value, end of year ....................... $16.03 $11.31 $16.25 $19.42 $20.36
Total return
d
................................... 41.73% (26.64)% (14.10)% 3.50% 27.39%
Ratios to average net assets
Expenses before waiver and payments by affiliates and
expense reduction ............................... 2.49% 2.32% 2.16% 2.14% 2.13%
Expenses net of waiver and payments by affiliates and
expense reduction ............................... 2.39%
e
2.31%
f
2.16%
e
2.14%
e
2.13%
e
Net investment income (loss) ...................... 3.30%
c
(0.63)% 0.36% 1.56% 0.30%
Supplemental data
Net assets, end of year (000’s) ..................... $3,039 $3,692 $10,942 $19,184 $22,191
Portfolio turnover rate ............................ 114.68% 28.08% 11.86% 26.98% 21.71%
a
The amount shown for a share outstanding throughout the period may not correlate with the Statement of Operations for the period due to the timing of sales and repurchases of the Fund’s shares in relation to income earned and/or fluctuating fair value of the investments of the Fund.
b
Based on average daily shares outstanding.
c
Net investment income per share includes approximately $0.56 per share related to income received in the form of special dividends and an adjustment for EU reclaims in connection with certain Fund holdings. Excluding this amount, the ratio of net investment income to average net assets would have been (0.61)%.
d
Total return does not reflect sales commissions or contingent deferred sales charges, if applicable.
e
Benefit of expense reduction rounds to less than 0.01%.
f
Benefit of waiver and payments by affiliates rounds to less than 0.01%.

Franklin Global Trust
Financial Highlights
Franklin International Small Cap Fund
(continued)
franklintempleton.com
The accompanying notes are an integral part of these financial statements. Annual Report
27
a
Year Ended July 31,
2021 2020 2019 2018 2017
Class R
Per share operating performance
(for a share outstanding throughout the year)
Net asset value, beginning of year ................... $11.56 $16.50 $19.72 $20.66 $17.56
Income from investment operations
a
:
Net investment income (loss)
b
.................... 0.61
c
(0.01) 0.17 0.42 0.13
Net realized and unrealized gains (losses) ........... 4.30 (4.04) (2.89) 0.40 4.41
Total from investment operations .................... 4.91 (4.05) (2.72) 0.82 4.54
Less distributions from:
Net investment income .......................... — — (0.24) (1.18) (0.12)
Net realized gains ............................. — (0.89) (0.26) (0.58) (1.32)
Total distributions ............................... — (0.89) (0.50) (1.76) (1.44)
Net asset value, end of year ....................... $16.47 $11.56 $16.50 $19.72 $20.66
Total return .................................... 42.47% (26.23)% (13.67)% 3.97% 28.07%
Ratios to average net assets
Expenses before waiver and payments by affiliates and
expense reduction ............................... 2.00% 1.81% 1.66% 1.64% 1.64%
Expenses net of waiver and payments by affiliates and
expense reduction ............................... 1.91%
d
1.80%
e
1.66%
d
1.64%
d
1.64%
d
Net investment income (loss) ...................... 4.27%
c
(0.06)% 0.86% 2.06% 0.79%
Supplemental data
Net assets, end of year (000’s) ..................... $607 $809 $2,482 $3,450 $3,592
Portfolio turnover rate ............................ 114.68% 28.08% 11.86% 26.98% 21.71%
a
The amount shown for a share outstanding throughout the period may not correlate with the Statement of Operations for the period due to the timing of sales and repurchases of the Fund’s shares in relation to income earned and/or fluctuating fair value of the investments of the Fund.
b
Based on average daily shares outstanding.
c
Net investment income per share includes approximately $0.56 per share related to income received in the form of special dividends and an adjustment for EU reclaims in connection with certain Fund holdings. Excluding this amount, the ratio of net investment income to average net assets would have been 0.37%.
d
Benefit of expense reduction rounds to less than 0.01%.
e
Benefit of waiver and payments by affiliates rounds to less than 0.01%.

Franklin Global Trust
Financial Highlights
Franklin International Small Cap Fund
(continued)
franklintempleton.com
Annual Report The accompanying notes are an integral part of these financial statements.
28
a
Year Ended July 31,
2021 2020 2019 2018 2017
Class R6
Per share operating performance
(for a share outstanding throughout the year)
Net asset value, beginning of year ................... $11.66 $16.54 $19.74 $20.67 $17.61
Income from investment operations
a
:
Net investment income
b
......................... 0.95
c
0.08 0.29 0.56 0.27
Net realized and unrealized gains (losses) ........... 4.08 (4.07) (2.91) 0.40 4.37
Total from investment operations .................... 5.03 (3.99) (2.62) 0.96 4.64
Less distributions from:
Net investment income .......................... — — (0.32) (1.31) (0.26)
Net realized gains ............................. — (0.89) (0.26) (0.58) (1.32)
Total distributions ............................... — (0.89) (0.58) (1.89) (1.58)
Net asset value, end of year ....................... $16.69 $11.66 $16.54 $19.74 $20.67
Total return .................................... 43.14%
d
(25.72)% (13.12)% 4.70% 28.87%
Ratios to average net assets
Expenses before waiver and payments by affiliates and
expense reduction ............................... 1.51% 1.12% 1.02% 1.01% 0.99%
Expenses net of waiver and payments by affiliates and
expense reduction ............................... 1.35%
e
1.09% 1.02%
e
1.01%
e
0.99%
e
Net investment income ........................... 6.95%
c
0.54% 1.50% 2.69% 1.44%
Supplemental data
Net assets, end of year (000’s) ..................... $1,044 $4,119 $125,218 $450,645 $492,010
Portfolio turnover rate ............................ 114.68% 28.08% 11.86% 26.98% 21.71%
a
The amount shown for a share outstanding throughout the period may not correlate with the Statement of Operations for the period due to the timing of sales and repurchases of the Fund’s shares in relation to income earned and/or fluctuating fair value of the investments of the Fund.
b
Based on average daily shares outstanding.
c
Net investment income per share includes approximately $0.56 per share related to income received in the form of special dividends and an adjustment for EU reclaims in connection with certain Fund holdings. Excluding this amount, the ratio of net investment income to average net assets would have been 3.05%.
d
Includes the effect of a payment to be received from affiliated parties from a NAV error reimbursement. In the absence of such payment, the Fund's total return would have been 43.05%.
e
Benefit of expense reduction rounds to less than 0.01%.

Franklin Global Trust
Financial Highlights
Franklin International Small Cap Fund
(continued)
franklintempleton.com
The accompanying notes are an integral part of these financial statements. Annual Report
29
a
Year Ended July 31,
2021 2020 2019 2018 2017
Advisor Class
Per share operating performance
(for a share outstanding throughout the year)
Net asset value, beginning of year ................... $11.64 $16.53 $19.73 $20.67 $17.59
Income from investment operations
a
:
Net investment income
b
......................... 0.61
c
0.06 0.23 0.52 0.23
Net realized and unrealized gains (losses) ........... 4.43 (4.06) (2.87) 0.40 4.39
Total from investment operations .................... 5.04 (4.00) (2.64) 0.92 4.62
Less distributions from:
Net investment income .......................... — — (0.30) (1.28) (0.22)
Net realized gains ............................. — (0.89) (0.26) (0.58) (1.32)
Total distributions ............................... — (0.89) (0.56) (1.86) (1.54)
Net asset value, end of year ....................... $16.68 $11.64 $16.53 $19.73 $20.67
Total return .................................... 43.30%
d
(25.74)% (13.22)% 4.51% 28.68%
Ratios to average net assets
Expenses before waiver and payments by affiliates and
expense reduction ............................... 1.50% 1.27% 1.16% 1.14% 1.14%
Expenses net of waiver and payments by affiliates and
expense reduction ............................... 1.40%
e
1.26%
f
1.16%
e
1.14%
e
1.14%
e
Net investment income ........................... 4.23%
c
0.41% 1.36% 2.56% 1.29%
Supplemental data
Net assets, end of year (000’s) ..................... $31,002 $50,041 $439,650 $763,309 $749,573
Portfolio turnover rate ............................ 114.68% 28.08% 11.86% 26.98% 21.71%
a
The amount shown for a share outstanding throughout the period may not correlate with the Statement of Operations for the period due to the timing of sales and repurchases of the Fund’s shares in relation to income earned and/or fluctuating fair value of the investments of the Fund.
b
Based on average daily shares outstanding.
c
Net investment income per share includes approximately $0.56 per share related to income received in the form of special dividends and an adjustment for EU reclaims in connection with certain Fund holdings. Excluding this amount, the ratio of net investment income to average net assets would have been 0.32%.
d
Includes the effect of a payment to be received from affiliated parties from a NAV error reimbursement. In the absence of such payment, the Fund's total return would have been 43.21%.
e
Benefit of expense reduction rounds to less than 0.01%.
f
Benefit of waiver and payments by affiliates rounds to less than 0.01%.

Franklin Global Trust
Statement of Investments, July 31, 2021
Franklin International Small Cap Fund
franklintempleton.com
Annual Report The accompanying notes are an integral part of these financial statements.
30
a a
Country Shares
a
Value
a a a a a a
Common Stocks 93.4%
Air Freight & Logistics 2.9%
SBS Holdings, Inc. .................................... Japan 36,200 $ 1,114,275
Wincanton plc ........................................ United Kingdom 267,940 1,541,666
2,655,941
Auto Components 1.1%
a
Hella GmbH & Co. KGaA ............................... Germany 14,860 1,040,394
Banks 7.7%
a,b
Banca Sistema SpA , 144A, Reg S ......................... Italy 445,670 1,125,531
b
BAWAG Group AG, 144A, Reg S .......................... Austria 35,460 2,014,550
a
Eurobank Ergasias Services and Holdings SA ................ Greece 994,270 937,163
Spar Nord Bank A/S ................................... Denmark 57,920 696,390
Sydbank A/S ......................................... Denmark 38,020 1,163,942
Tisco Financial Group PCL .............................. Thailand 162,120 433,263
b
Unicaja Banco SA, 144A, Reg S .......................... Spain 753,990 693,344
7,064,183
Beverages 0.8%
Stock Spirits Group plc ................................. United Kingdom 191,630 684,461
Building Products 2.5%
Inwido AB ........................................... Sweden 69,140 1,281,297
Sanwa Holdings Corp. ................................. Japan 84,600 1,029,529
2,310,826
Capital Markets 2.1%
b
Anima Holding SpA , 144A, Reg S ......................... Italy 177,740 875,595
a,b
Fairfax India Holdings Corp., 144A, Reg S ................... India 75,250 993,300
1,868,895
Chemicals 2.2%
Okamoto Industries, Inc. ................................ Japan 25,050 946,032
Ube Industries Ltd. .................................... Japan 26,500 532,240
Zeon Corp. .......................................... Japan 38,100 520,571
1,998,843
Commercial Services & Supplies 1.4%
a
Elis SA ............................................. France 69,470 1,245,844
Construction & Engineering 4.8%
Galliford Try Holdings plc ............................... United Kingdom 913,170 2,018,135
Maire Tecnimont SpA .................................. Italy 447,010 1,653,328
Penta-Ocean Construction Co. Ltd. ........................ Japan 105,600 715,572
4,387,035
Construction Materials 5.5%
Cementir Holding NV .................................. Denmark 113,670 1,280,610
Krosaki Harima Corp. .................................. Japan 17,100 763,116
RHI Magnesita NV .................................... United States 13,204 694,399
West China Cement Ltd. ................................ China 5,404,000 807,665
Wienerberger AG ..................................... Austria 36,300 1,483,865
5,029,655
Diversified Financial Services 0.7%
b
doValue SpA , 144A, Reg S .............................. Italy 59,390 680,858
Electrical Equipment 4.4%
Mersen SA .......................................... France 39,260 1,559,574
Nexans SA .......................................... France 13,948 1,335,066

Franklin Global Trust
Statement of Investments
Franklin International Small Cap Fund
(continued)
franklintempleton.com
The accompanying notes are an integral part of these financial statements. Annual Report
31
a a
Country Shares
a
Value
a a a a a a
Common Stocks
(continued)
Electrical Equipment (continued)
Vitzrocell Co. Ltd. ..................................... South Korea 79,197 $ 1,145,568
4,040,208
Electronic Equipment, Instruments & Components 0.6%
Strix Group plc ....................................... Isle of Man 115,010 544,258
Energy Equipment & Services 1.0%
Pason Systems, Inc. ................................... Canada 140,120 891,469
Food & Staples Retailing 1.4%
a
MARR SpA .......................................... Italy 54,190 1,257,712
Health Care Equipment & Supplies 2.5%
i -SENS, Inc. ......................................... South Korea 38,646 1,088,249
Value Added Technology Co. Ltd. ......................... South Korea 38,204 1,193,982
2,282,231
Hotels, Restaurants & Leisure 3.8%
a
GreenTree Hospitality Group Ltd., ADR ..................... China 60,417 540,732
a
Marston's plc ........................................ United Kingdom 934,180 1,087,995
a
Melco International Development Ltd. ...................... Hong Kong 560,000 894,290
a
Melia Hotels International SA ............................. Spain 132,420 913,720
3,436,737
Household Durables 4.5%
Bellway plc .......................................... United Kingdom 29,350 1,339,850
DFS Furniture plc ..................................... United Kingdom 369,830 1,364,643
Vistry Group plc ...................................... United Kingdom 84,220 1,395,809
4,100,302
IT Services 0.7%
Sopra Steria Group SACA ............................... France 3,000 596,361
Machinery 12.5%
Cargotec OYJ, B ...................................... Finland 28,245 1,518,382
a
Deutz AG ........................................... Germany 119,590 1,015,809
Fuji Corp. ........................................... Japan 37,500 882,470
Meidensha Corp. ..................................... Japan 49,400 1,073,184
Metso Outotec OYJ .................................... Finland 149,460 1,697,060
Morgan Advanced Materials plc ........................... United Kingdom 330,453 1,768,165
Palfinger AG ......................................... Austria 32,130 1,391,227
SFA Engineering Corp. ................................. South Korea 22,007 776,773
Sulzer AG ........................................... Switzerland 8,790 1,289,832
11,412,902
Marine 3.5%
D/S Norden A/S ...................................... Denmark 65,760 1,878,063
Star Bulk Carriers Corp. ................................ Greece 66,960 1,274,249
3,152,312
Metals & Mining 5.3%
Alamos Gold, Inc., A ................................... Canada 92,860 754,487
AMG Advanced Metallurgical Group NV .................... Netherlands 25,560 799,501
Granges AB ......................................... Sweden 140,430 1,856,435
Jupiter Mines Ltd. ..................................... Australia 4,156,960 898,522
a
Orla Mining Ltd. ...................................... Canada 119,960 505,601
4,814,546

Franklin Global Trust
Statement of Investments
Franklin International Small Cap Fund
(continued)
franklintempleton.com
Annual Report The accompanying notes are an integral part of these financial statements.
32
a a
Country Shares
a
Value
a a a a a a
Common Stocks
(continued)
Oil, Gas & Consumable Fuels 5.4%
b
Avance Gas Holding Ltd., 144A, Reg S ..................... Norway 228,120 $ 967,535
a
Parex Resources, Inc. .................................. Canada 112,090 1,841,222
Serica Energy plc ..................................... United Kingdom 343,170 745,930
Tethys Oil AB ........................................ Sweden 210,580 1,401,274
4,955,961
Personal Products 1.3%
Chlitina Holding Ltd. ................................... China 159,000 1,167,347
Professional Services 2.0%
Applus Services SA .................................... Spain 115,770 1,114,498
Tanseisha Co. Ltd. .................................... Japan 95,500 738,216
1,852,714
Real Estate Management & Development 2.1%
b
Metrovacesa SA, 144A, Reg S ........................... Spain 106,150 883,652
Sun Frontier Fudousan Co. Ltd. ........................... Japan 110,700 1,044,573
1,928,225
Semiconductors & Semiconductor Equipment 1.2%
Optorun Co. Ltd. ...................................... Japan 23,843 480,470
a
u- blox Holding AG ..................................... Switzerland 7,440 587,249
1,067,719
Specialty Retail 1.0%
a
Wickes Group plc ..................................... United Kingdom 256,420 892,357
Textiles, Apparel & Luxury Goods 1.3%
Coats Group plc ...................................... United Kingdom 1,189,920 1,159,279
Trading Companies & Distributors 7.2%
Howden Joinery Group plc .............................. United Kingdom 65,890 820,975
Kanamoto Co. Ltd. .................................... Japan 30,500 712,973
Kanematsu Corp. ..................................... Japan 55,800 772,025
Lumax International Corp. Ltd. ........................... Taiwan 363,000 891,973
Nishio Rent All Co. Ltd. ................................. Japan 37,983 1,039,345
a
Travis Perkins plc ..................................... United Kingdom 49,970 1,181,723
a,b
Yellow Cake plc, 144A, Reg S ............................ United Kingdom 295,580 1,153,754
6,572,768
Total Common Stocks (Cost $88,270,208) ......................................
85,092,343

Franklin Global Trust
Statement of Investments
Franklin International Small Cap Fund
(continued)
franklintempleton.com
The accompanying notes are an integral part of these financial statements. Annual Report
33
01
Short Term Investments 1.0%
a a
Country
Principal
Amount
*
a
Value
a a a a a a
Time Deposits 1.0%
Royal Bank of Canada, 0.06%, 8/02/21 .....................
United States 900,000 $ 900,000
Total Time Deposits (Cost $900,000) ...........................................
900,000
Total Short Term Investments (Cost $900,000 ) ..................................
900,000
a
Total Investments (Cost $89,170,208) 94.4% ....................................
$85,992,343
Other Assets, less Liabilities 5.6% .............................................
5,159,854
Net Assets 100.0% ...........................................................
$91,152,197
See Abbreviations on page 48.
*
The principal amount is stated in U.S. dollars unless otherwise indicated.
a
Non-income producing.
b
Security was purchased pursuant to Rule 144A or Regulation S under the Securities Act of 1933. 144A securities may be sold in transactions exempt from registration only to qualified institutional buyers or in a public offering registered under the Securities Act of 1933. Regulation S securities cannot be sold in the United States without either an effective registration statement filed pursuant to the Securities Act of 1933, or pursuant to an exemption from registration. At July 31, 2021, the aggregate value of these securities was $9,388,119, representing 10.3% of net assets.

Franklin Global Trust
Financial Statements
Statements of Assets and Liabilities
July 31, 2021
franklintempleton.com
Annual Report The accompanying notes are an integral part of these financial statements.
34
Franklin
International
Growth Fund
Franklin
International
Small Cap Fund
Assets:
Investments in securities:
Cost - Unaffiliated issuers .................................................. $1,996,672,087 $89,170,208
Cost - Non-controlled affiliates (Note 3 f ) ....................................... 84,459,275 —
Value - Unaffiliated issuers ................................................. $3,167,569,522 $85,992,343
Value - Non-controlled affiliates (Note 3 f ) ....................................... 84,459,275 —
Cash ................................................................... — 12,434
Foreign currency, at value (cost $134 and $231, respectively) ......................... 134 233
Receivables:
Investment securities sold .................................................. 4,625,547 749,638
Capital shares sold ....................................................... 6,435,241 21,230
Dividends and interest .................................................... 4,340,876 1,175,606
European Union tax reclaims (Note 1 d ) ........................................ 47,957 4,570,728
Affiliates ............................................................... — 59,419
Total assets ......................................................... 3,267,478,552 92,581,631
Liabilities:
Payables:
Investment securities purchased ............................................. 11,408,705 197,903
Capital shares redeemed .................................................. 5,605,386 141,324
Management fees ........................................................ 1,866,273 —
Distribution fees ......................................................... 260,444 14,701
Transfer agent fees ....................................................... 580,561 6,011
Trustees' fees and expenses ................................................ — 18,192
IRS closing agreement fees for European Union tax reclaims (Note 1 d ) ................ — 842,799
Accrued expenses and other liabilities .......................................... 270,426 208,504
Total liabilities ........................................................ 19,991,795 1,429,434
Net assets, at value ................................................ $3,247,486,757 $91,152,197
Net assets consist of:
Paid-in capital ............................................................ $2,113,189,216 $238,382,239
Total distributable earnings (losses) ............................................ 1,134,297,541 (147,230,042)
Net assets, at value ................................................ $3,247,486,757 $91,152,197

Franklin Global Trust
Financial Statements
Statements of Assets and Liabilities
(continued)
July 31, 2021
franklintempleton.com
The accompanying notes are an integral part of these financial statements. Annual Report
35
Franklin
International
Growth Fund
Franklin
International
Small Cap Fund
Class A:
Net assets, at value ...................................................... $961,675,733 $55,460,257
Shares outstanding ....................................................... 42,245,396 3,354,995
Net asset value per share
a
................................................. $22.76 $16.53
Maximum offering price per share (net asset value per share ÷ 94.50% and 94.50%, respectively) ............................................................ $24.08 $17.49
Class C:
Net assets, at value ...................................................... $62,560,264 $3,038,640
Shares outstanding ....................................................... 2,912,746 189,511
Net asset value and maximum offering price per share
a
............................ $21.48 $16.03
Class R:
Net assets, at value ...................................................... $8,629,889 $607,325
Shares outstanding ....................................................... 383,877 36,867
Net asset value and maximum offering price per share ............................ $22.48 $16.47
Class R6:
Net assets, at value ...................................................... $548,646,660 $1,044,018
Shares outstanding ....................................................... 23,912,072 62,563
Net asset value and maximum offering price per share ............................ $22.94 $16.69
Advisor Class:
Net assets, at value ...................................................... $1,665,974,211 $31,001,957
Shares outstanding ....................................................... 72,771,868 1,858,414
Net asset value and maximum offering price per share ............................ $22.89 $16.68
a
Redemption price is equal to net asset value less contingent deferred sales charges, if applicable.

Franklin Global Trust
Financial Statements
Statements of Operations
for the year ended July 31, 2021
franklintempleton.com
Annual Report The accompanying notes are an integral part of these financial statements.
36
Franklin
International
Growth Fund
Franklin
International
Small Cap Fund
Investment income:
Dividends: (net of foreign taxes of $1,183,525 and $189,340, respectively)
Unaffiliated issuers ....................................................... $19,767,546 $1,774,670
Non-controlled affiliates (Note 3 f ) ............................................ 3,995 —
Interest:
Unaffiliated issuers ....................................................... — 776
Income from securities loaned:
Unaffiliated entities (net of fees and rebates) .................................... 2,470 4,491
Other income (Note 1d) ..................................................... — 4,527,371
Less: IRS closing agreement fees for European Union tax reclaims (Note 1d) ............. — (842,799)
Total investment income .................................................. 19,774,011 5,464,509
Expenses:
Management fees (Note 3 a ) .................................................. 20,444,678 893,850
Distribution fees: (Note 3c )
    Class A ............................................................... 2,027,009 133,855
    Class C ............................................................... 528,407 35,070
    Class R ............................................................... 28,169 3,761
Transfer agent fees: (Note 3e )
    Class A ............................................................... 1,132,175 86,436
    Class C ............................................................... 73,829 5,681
    Class R ............................................................... 7,673 1,239
    Class R6 .............................................................. 190,086 3,152
    Advisor Class ........................................................... 2,058,661 60,981
Custodian fees (Note 4 ) ..................................................... 122,377 48,017
Reports to shareholders ..................................................... 178,348 46,290
Registration and filing fees ................................................... 188,863 92,657
Professional fees .......................................................... 101,802 134,590
Trustees' fees and expenses ................................................. 63,183 22,580
Other ................................................................... 50,089 67,877
Total expenses ........................................................ 27,195,349 1,636,036
Expense reductions (Note 4 ) .............................................. (7) (275)
Expenses waived/paid by affiliates (Note 3 f and 3 g ) ............................. (885,289) (109,972)
Net expenses ........................................................ 26,310,053 1,525,789
Net investment income (loss) ........................................... (6,536,042) 3,938,720
Realized and unrealized gains (losses):
Net realized gain (loss) from:
Investments:
Unaffiliated issuers ..................................................... (17,268,576) 22,611,004
Foreign currency transactions ............................................... 24,077 28,646
Net realized gain (loss) ................................................. (17,244,499) 22,639,650
Net change in unrealized appreciation (depreciation) on:
Investments:
Unaffiliated issuers ..................................................... 669,595,591 8,861,312
Translation of other assets and liabilities denominated in foreign currencies ............. (66,901) (25,991)
Net change in unrealized appreciation (depreciation) ........................... 669,528,690 8,835,321
Net realized and unrealized gain (loss) ........................................... 652,284,191 31,474,971
Net increase (decrease) in net assets resulting from operations ......................... $645,748,149 $35,413,691

Franklin Global Trust
Financial Statements
Statements of Changes in Net Assets
franklintempleton.com
The accompanying notes are an integral part of these financial statements. Annual Report
37
Franklin International Growth Fund Franklin International Small Cap Fund
Year Ended
July 31, 2021
Year Ended
July 31, 2020
Year Ended
July 31, 2021
Year Ended
July 31, 2020
Increase (decrease) in net assets:
Operations:
Net investment income (loss) ....... $(6,536,042) $(543,290) $3,938,720 $1,155,349
Net realized gain (loss) ............ (17,244,499) 85,511,804 22,639,650 (158,837,339)
Net change in unrealized appreciation
(depreciation) ................. 669,528,690 328,955,690 8,835,321 42,033,347
Net increase (decrease) in net
assets resulting from operations . 645,748,149 413,924,204 35,413,691 (115,648,643)
Distributions to shareholders:
Class A ........................ (17,840,182) (583,191) — (4,656,796)
Class C ........................ (1,197,048) — — (447,264)
Class R ........................ (91,405) — — (140,313)
Class R6 ....................... (11,536,930) (1,649,415) — (355,953)
Advisor Class ................... (32,378,752) (2,923,733) — (17,447,793)
Total distributions to shareholders ..... (63,044,317) (5,156,339) — (23,048,119)
Capital share transactions: (Note 2 )
Class A ........................ 217,611,008 182,045,351 (12,152,851) (20,353,602)
Class C ........................ 12,894,787 5,030,644 (1,921,505) (4,831,150)
Class R ........................ 5,301,908 70,865 (491,347) (864,453)
Class R6 ....................... 66,578,434 (47,087,606) (4,185,976) (114,139,053)
Advisor Class ................... 202,715,936 83,434,176 (33,133,250) (287,311,317)
Total capital share transactions ....... 505,102,073 223,493,430 (51,884,929) (427,499,575)
Net increase (decrease) in net
assets ..................... 1,087,805,905 632,261,295 (16,471,238) (566,196,337)
Net assets:
Beginning of year .................. 2,159,680,852 1,527,419,557 107,623,435 673,819,772
End of year ...................... $3,247,486,757 $2,159,680,852 $91,152,197 $107,623,435

Franklin Global Trust
Notes to Financial Statements

franklintempleton.com
Annual Report
1. Organization and Significant Accounting Policies
Franklin Global Trust (Trust) is registered under the
Investment Company Act of 1940 (1940 Act) as an open-
end management investment company, consisting of three
separate funds, two of which are included in this report
(Funds) and applies the specialized accounting and reporting guidance in U.S. Generally Accepted Accounting Principles
(U.S. GAAP). The Funds offer five classes of shares: Class
A, Class C, Class R, Class R6 and Advisor Class. Class C
shares automatically convert to Class A shares after they
have been held for 10 years. Each class of shares may
differ by its initial sales load, contingent deferred sales
charges, voting rights on matters affecting a single class, its exchange privilege and fees due to differing arrangements
for distribution and transfer agent fees. Effective June 1,
2021, Franklin International Small Cap Fund reopened to
new investors.
The following summarizes the Funds' significant accounting
policies.
a. Financial Instrument Valuation
The Funds' investments in financial instruments are carried
at fair value daily. Fair value is the price that would be
received to sell an asset or paid to transfer a liability in an orderly transaction between market participants on the
measurement date. The Funds calculate the net asset
value (NAV) per share each business day as of 4 p.m.
Eastern time or the regularly scheduled close of the New
York Stock Exchange (NYSE), whichever is earlier. Under
compliance policies and procedures approved by the Trust's
Board of Trustees (the Board), the Funds' administrator has
responsibility for oversight of valuation, including leading the cross-functional Valuation Committee (VC). The Funds
may utilize independent pricing services, quotations from
securities and financial instrument dealers, and other market sources to determine fair value.
Equity securities listed on an exchange or on the NASDAQ
National Market System are valued at the last quoted sale
price or the official closing price of the day, respectively.
Foreign equity securities are valued as of the close of trading on the foreign stock exchange on which the security is
primarily traded, or as of 4 p.m. Eastern time. The value is then converted into its U.S. dollar equivalent at the foreign exchange rate in effect at 4 p.m. Eastern time on the day
that the value of the security is determined. Over-the-counter
(OTC) securities are valued within the range of the most
recent quoted bid and ask prices. Securities that trade
in multiple markets or on multiple exchanges are valued
according to the broadest and most representative market.
Certain equity securities are valued based upon fundamental
characteristics or relationships to similar securities.
Investments in open-end mutual funds are valued at the
closing NAV. Investments in time deposits are valued at cost, which approximates fair value.
The Funds have procedures to determine the fair value
of financial instruments for which market prices are not
reliable or readily available. Under these procedures, the
Funds primarily employ a market-based approach which
may use related or comparable assets or liabilities, recent
transactions, market multiples, book values, and other
relevant information for the investment to determine the
fair value of the investment. An income-based valuation
approach may also be used in which the anticipated future
cash flows of the investment are discounted to calculate
fair value. Discounts may also be applied due to the nature
or duration of any restrictions on the disposition of the
investments. Due to the inherent uncertainty of valuations of such investments, the fair values may differ significantly from the values that would have been used had an active market
existed.
Trading in securities on foreign securities stock exchanges
and OTC markets may be completed before 4 p.m. Eastern
time. In addition, trading in certain foreign markets may
not take place on every Funds' business day. Events can
occur between the time at which trading in a foreign security is completed and 4 p.m. Eastern time that might call into
question the reliability of the value of a portfolio security held by the Fund. As a result, differences may arise between
the value of the Funds' portfolio securities as determined at the foreign market close and the latest indications of value at 4 p.m. Eastern time. In order to minimize the potential
for these differences, an independent pricing service may
be used to adjust the value of the Funds' securities to the
latest indications of fair value at 4 p.m. Eastern time. At
July 31, 2021, certain securities may have been fair valued
using these procedures, in which case the securities were
categorized as Level 2 inputs within the fair value hierarchy
(referred to as “market level fair value”). See the Fair Value
Measurements note for more information.
When the last day of the reporting period is a non-business
day, certain foreign markets may be open on those days
that the Funds' NAV is not calculated, which could result

Franklin Global Trust
Notes to Financial Statements

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Annual Report
in differences between the value of the Funds' portfolio
securities on the last business day and the last calendar day of the reporting period. Any security valuation changes due
to an open foreign market are adjusted and reflected by the
Funds for financial reporting purposes.
b. Foreign Currency Translation
Portfolio securities and other assets and liabilities
denominated in foreign currencies are translated into U.S.
dollars based on the exchange rate of such currencies
against U.S. dollars on the date of valuation. The Funds may enter into foreign currency exchange contracts to facilitate transactions denominated in a foreign currency. Purchases
and sales of securities, income and expense items
denominated in foreign currencies are translated into U.S.
dollars at the exchange rate in effect on the transaction date.
Portfolio securities and assets and liabilities denominated
in foreign currencies contain risks that those currencies will decline in value relative to the U.S. dollar. Occasionally,
events may impact the availability or reliability of foreign exchange rates used to convert the U.S. dollar equivalent
value. If such an event occurs, the foreign exchange rate
will be valued at fair value using procedures established and approved by the Board.
The Funds do not separately report the effect of changes
in foreign exchange rates from changes in market prices
on securities held. Such changes are included in net
realized and unrealized gain or loss from investments in the
Statements of Operations.
Realized foreign exchange gains or losses arise from sales
of foreign currencies, currency gains or losses realized
between the trade and settlement dates on securities
transactions and the difference between the recorded
amounts of dividends, interest, and foreign withholding
taxes and the U.S. dollar equivalent of the amounts actually received or paid. Net unrealized foreign exchange gains
and losses arise from changes in foreign exchange rates
on foreign denominated assets and liabilities other than
investments in securities held at the end of the reporting
period.
c. Securities Lending
Certain or all Funds participate in an agency based
securities lending program to earn additional income. The
Fund receives collateral in the form of cash and/or U.S.
Government and Agency securities against the loaned
securities in an amount equal to at least 102% of the fair
value of the loaned securities. Collateral is maintained over the life of the loan in an amount not less than 100% of the
fair value of loaned securities, as determined at the close of
Fund business each day; any additional collateral required
due to changes in security values is delivered to the Fund
on the next business day. Any cash collateral received
is deposited into a joint cash account with other funds
and is used to invest in a money market fund managed
by Franklin Advisers, Inc., an affiliate of the Funds, and/
or a joint repurchase agreement. The Fund may receive
income from the investment of cash collateral, in addition to lending fees and rebates paid by the borrower. Income from
securities loaned, net of fees paid to the securities lending agent and/or third-party vendor, is reported separately
in the Statements of Operations. The Fund bears the
market risk with respect to any cash collateral investment,
securities loaned, and the risk that the agent may default
on its obligations to the Fund. If the borrower defaults on
its obligation to return the securities loaned, the Fund has the right to repurchase the securities in the open market
using the collateral received. The securities lending agent
has agreed to indemnify the Fund in the event of default by
a third party borrower. At July 31, 2021, the Funds had no
securities on loan.
d. Income and Deferred Taxes
It is each Fund's policy to qualify as a regulated investment company under the Internal Revenue Code. Each Fund
intends to distribute to shareholders substantially all of its taxable income and net realized gains to relieve it from
federal income and excise taxes. As a result, no provision for
U.S. federal income taxes is required.
The Funds may be subject to foreign taxation related to
income received, capital gains on the sale of securities
and certain foreign currency transactions in the foreign
jurisdictions in which the Funds invest. Foreign taxes, if any, are recorded based on the tax regulations and rates that
exist in the foreign markets in which the Funds invest. When a capital gain tax is determined to apply, certain or all Funds
1. Organization and Significant Accounting Policies
(continued)
a. Financial Instrument Valuation
(continued)

Franklin Global Trust
Notes to Financial Statements

franklintempleton.com
Annual Report
record an estimated deferred tax liability in an amount that would be payable if the securities were disposed of on the
valuation date.
As a result of several court cases, in certain countries across the European Union, certain or all Funds filed additional tax reclaims for previously withheld taxes on dividends earned
in those countries (EU reclaims). Income recognized, if
any, for EU reclaims is reflected as other income in the
Statements of Operations and any related receivable, if
any, is reflected as European Union tax reclaims in the
Statements of Assets and Liabilities. When uncertainty
exists as to the ultimate resolution of these proceedings,
the likelihood of receipt of these EU reclaims, and the
potential timing of payment, no amounts are reflected in
the financial statements. For U.S. income tax purposes, EU
reclaims received by the Funds, if any, reduce the amount of foreign taxes Fund shareholders can use as tax deductions
or credits on their income tax returns. In the event that EU reclaims received by the Funds during a fiscal year exceed
foreign withholding taxes paid by the Funds, and the Funds
previously passed through to its shareholders foreign taxes
incurred by the Funds to be used as a credit or deduction
on a shareholder’s income tax return, the Funds will enter
into a closing agreement with the Internal Revenue Service
(IRS) in order to pay the associated tax liability on behalf of the Funds' shareholders. During the fiscal year ended
July 31, 2021, certain or all Funds received EU reclaims
in excess of the foreign taxes paid during the year. The
Franklin International Small Cap Fund determined to enter
into closing agreements with the IRS and recorded the
estimated fees as a reduction to income, as reflected in the
Statements of Operations.
Each Fund may recognize an income tax liability related
to its uncertain tax positions under U.S. GAAP when the
uncertain tax position has a less than 50% probability that
it will be sustained upon examination by the tax authorities based on its technical merits. As of July 31, 2021, each Fund has determined that no tax liability is required in its financial statements related to uncertain tax positions for any open
tax years (or expected to be taken in future tax years). Open tax years are those that remain subject to examination and
are based on the statute of limitations in each jurisdiction in which the Fund invests.
e. Security Transactions, Investment Income,
Expenses and Distributions
Security transactions are accounted for on trade date.
Realized gains and losses on security transactions are
determined on a specific identification basis. Interest income and estimated expenses are accrued daily. Dividend income
is recorded on the ex-dividend date except for certain
dividends from securities where the dividend rate is not
available. In such cases, the dividend is recorded as soon
as the information is received by the Funds. Distributions
to shareholders are recorded on the ex-dividend date.
Distributable earnings are determined according to income
tax regulations (tax basis) and may differ from earnings
recorded in accordance with U.S. GAAP. These differences
may be permanent or temporary. Permanent differences
are reclassified among capital accounts to reflect their tax character. These reclassifications have no impact on net
assets or the results of operations. Temporary differences
are not reclassified, as they may reverse in subsequent
periods.
Common expenses incurred by the Trust are allocated
among the Funds based on the ratio of net assets of each
Fund to the combined net assets of the Trust or based on
the ratio of number of shareholders of each Fund to the
combined number of shareholders of the Trust. Fund specific
expenses are charged directly to the Fund that incurred the
expense.
Realized and unrealized gains and losses and net
investment income, excluding class specific expenses,
are allocated daily to each class of shares based upon the
relative proportion of net assets of each class. Differences in per share distributions by class are generally due to
differences in class specific expenses.
f. Accounting Estimates
The preparation of financial statements in accordance with
U.S. GAAP requires management to make estimates and
assumptions that affect the reported amounts of assets
and liabilities at the date of the financial statements and
the amounts of income and expenses during the reporting
period. Actual results could differ from those estimates.
g. Guarantees and Indemnifications
Under the Trust’s organizational documents, its officers and trustees are indemnified by the Trust against certain liabilities arising out of the performance of their duties to the Trust.
1. Organization and Significant Accounting Policies
(continued)
d. Income and Deferred Taxes
(continued)

Franklin Global Trust
Notes to Financial Statements

franklintempleton.com
Annual Report
Additionally, in the normal course of business, the Trust,
on behalf of the Funds, enters into contracts with service
providers that contain general indemnification clauses. The
Trust's maximum exposure under these arrangements is
unknown as this would involve future claims that may be
made against the Trust that have not yet occurred. Currently, the Trust expects the risk of loss to be remote.
2. Shares of Beneficial Interest
At July 31, 2021, there were an unlimited number of shares authorized (without par value). Transactions in the Funds’ shares were as follows:
Franklin International Growth
Fund
Franklin International Small Cap
Fund
Shares Amount Shares Amount
Class A
Class A Shares:
Year ended July 31, 2021
Shares sold
a
................................... 17,852,872 $370,168,450 270,918 $4,158,384
Shares issued in reinvestment of distributions .......... 709,102 14,557,860 — —
Shares redeemed ............................... (7,934,392) (167,115,302) (1,150,403) (16,311,235)
Net increase (decrease) .......................... 10,627,582 $217,611,008 (879,485) $(12,152,851)
Year ended July 31, 2020
Shares sold
a
................................... 20,440,895 $317,871,493 399,226 $5,855,089
Shares issued in reinvestment of distributions .......... 27,191 447,558 281,052 4,578,338
Shares redeemed ............................... (8,678,459) (136,273,700) (2,243,743) (30,787,029)
Net increase (decrease) .......................... 11,789,627 $182,045,351 (1,563,465) $(20,353,602)
Class C
Class C Shares:
Year ended July 31, 2021
Shares sold ................................... 1,230,609 $24,422,783 21,342 $330,431
Shares issued in reinvestment of distributions .......... 61,338 1,193,633 — —
Shares redeemed
a
.............................. (638,610) (12,721,629) (158,387) (2,251,936)
Net increase (decrease) .......................... 653,337 $12,894,787 (137,045) $(1,921,505)
Year ended July 31, 2020
Shares sold ................................... 940,559 $14,461,467 25,853 $366,741
Shares issued in reinvestment of distributions .......... — — 25,962 415,659
Shares redeemed
a
.............................. (637,542) (9,430,823) (398,688) (5,613,550)
Net increase (decrease) .......................... 303,017 $5,030,644 (346,873) $(4,831,150)
Class R
1. Organization and Significant Accounting Policies
(continued)
g. Guarantees and Indemnifications
(continued)

Franklin Global Trust
Notes to Financial Statements

franklintempleton.com
Annual Report
Franklin International Growth
Fund
Franklin International Small Cap
Fund
Shares Amount Shares Amount
Class R Shares:
Year ended July 31, 2021
Shares sold ................................... 306,583 $6,422,782 7,125 $99,879
Shares issued in reinvestment of distributions .......... 4,501 91,405 — —
Shares redeemed ............................... (57,397) (1,212,279) (40,267) (591,226)
Net increase (decrease) .......................... 253,687 $5,301,908 (33,142) $(491,347)
Year ended July 31, 2020
Shares sold ................................... 71,453 $1,115,544 45,497 $620,017
Shares issued in reinvestment of distributions .......... — — 8,608 140,313
Shares redeemed ............................... (68,759) (1,044,679) (134,481) (1,624,783)
Net increase (decrease) .......................... 2,694 $70,865 (80,376) $(864,453)
Class R6
Class R6 Shares:
Year ended July 31, 2021
Shares sold ................................... 11,428,435 $239,148,993 44,234 $622,468
Shares issued in reinvestment of distributions .......... 521,126 10,756,050 — —
Shares redeemed ............................... (8,612,337) (183,326,609) (335,021) (4,808,444)
Net increase (decrease) .......................... 3,337,224 $66,578,434 (290,787) $(4,185,976)
Year ended July 31, 2020
Shares sold ................................... 7,293,980 $114,461,487 175,862 $2,471,173
Shares issued in reinvestment of distributions .......... 94,434 1,559,108 21,718 355,953
Shares redeemed ............................... (10,252,205) (163,108,201) (7,413,810) (116,966,179)
Net increase (decrease) .......................... (2,863,791) $(47,087,606) (7,216,230) $(114,139,053)
Advisor Class
Advisor Class Shares:
Year ended July 31, 2021
Shares sold ................................... 26,119,140 $547,331,184 267,426 $3,878,637
Shares issued in reinvestment of distributions .......... 1,314,425 27,090,304 — —
Shares redeemed ............................... (17,624,086) (371,705,552) (2,706,843) (37,011,887)
Net increase (decrease) .......................... 9,809,479 $202,715,936 (2,439,417) $(33,133,250)
Year ended July 31, 2020
Shares sold ................................... 31,289,356 $494,640,659 2,151,343 $31,485,266
Shares issued in reinvestment of distributions .......... 142,097 2,343,172 1,005,623 16,462,058
Shares redeemed ............................... (27,398,771) (413,549,655) (25,451,802) (335,258,641)
Net increase (decrease) .......................... 4,032,682 $83,434,176 (22,294,836) $(287,311,317)
a
May include a portion of Class C shares that were automatically converted to Class A.
2. Shares of Beneficial Interest
(continued)

Franklin Global Trust
Notes to Financial Statements

franklintempleton.com
Annual Report
3. Transactions with Affiliates
Franklin Resources, Inc. is the holding company for various subsidiaries that together are referred to as Franklin Templeton.
Certain officers and trustees of the Trust are also officers, and/or directors of the following subsidiaries:
a. Management Fees
Franklin International Growth Fund pays an investment management fee to FT Institutional based on the average daily net assets of the Fund as follows:
Effective May 1, 2021, Franklin International Small Cap Fund pays an investment management fee to Advisers based on the average daily net assets of the Fund as follows. Prior to May 1, 2021, the Fund paid fees to Advisers of 0.950% per year of the average daily net assets of the Fund.
For the year ended July 31, 2021, each Fund’s gross effective investment management fee rate based on the average daily net assets was as follows:
Subsidiary Affiliation
Franklin Advisers, Inc. (Advisers) Investment manager
Franklin Templeton Institutional, LLC (FT Institutional) Investment manager
ClearBridge Investments, LLC (ClearBridge) Investment manager
Franklin Templeton Services, LLC (FT Services) Administrative manager
Franklin Distributors, LLC (Distributors)
(formerly Franklin Templeton Distributors, Inc.)
Principal underwriter
Franklin Templeton Investor Services, LLC (Investor Services) Transfer agent
Annualized Fee Rate Net Assets
0.760% Up to and including $500 million
0.740% Over $500 million, up to and including $1 billion
0.720% Over $1 billion, up to and including $1.5 billion
0.700% Over $1.5 billion, up to and including $6.5 billion
0.675% Over $6.5 billion, up to and including $11.5 billion
0.655% Over $11.5 billion, up to and including $16.5 billion
0.635% Over $16.5 billion, up to and including $19 billion
0.615% Over $19 billion, up to and including $21.5 billion
0.600% In excess of $21.5 billion
Annualized Fee Rate Net Assets
0.800% Up to and including $1 billion
0.750% Over $1 billion, up to and including $2 billion
0.700% Over $2 billion, up to and including $5 billion
0.650% Over $5 billion, up to and including $10 billion
0.600% In excess of $10 billion
Franklin
International
Growth Fund
Franklin
International
Small Cap Fund
Gross effective investment management fee rate ........ 0.720% 0.917%

Franklin Global Trust
Notes to Financial Statements

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Annual Report
Effective June 1, 2021, under a subadvisory agreement, ClearBridge, an affiliate of Advisers, provides subadvisory services to Franklin International Small Cap Fund. The subadvisory fee is paid by Advisers based on the Fund's average daily net assets, and is not an additional expense of the Fund. Prior to June 1, 2021, FT Institutional, an affiliate of Advisers, provided subadvisory services to the Fund.
b. Administrative Fees
Under an agreement with FT Institutional and Advisers, FT Services provides administrative services to the Funds. The fee is paid by FT Institutional and Advisers based on each of the Fund’s average daily net assets, and is not an additional expense of the Funds.
c. Distribution Fees
The Board has adopted distribution plans for each share class, with the exception of Class R6 and Advisor Class shares, pursuant to Rule 12b-1 under the 1940 Act. Under the Funds’ Class A reimbursement distribution plans, the Funds reimburse
Distributors for costs incurred in connection with the servicing, sale and distribution of each Fund's shares up to the maximum annual plan rate for each class. Under the Class A reimbursement distribution plans, costs exceeding the maximum for the current plan year cannot be reimbursed in subsequent periods. In addition, under the Funds’ Class C and R compensation distribution plans, the Funds pay Distributors for costs incurred in connection with the servicing, sale and distribution of each
Fund's shares up to the maximum annual plan rate for each class. The plan year, for purposes of monitoring compliance with the maximum annual plan rates, is February 1 through January 31 for each Fund.
The maximum annual plan rates, based on the average daily net assets, for each class, are as follows:
The Board has set the current rate at 0.25% per year for Class A shares until further notice and approval by the Board.
d. Sales Charges/Underwriting Agreements
Front-end sales charges and contingent deferred sales charges (CDSC) do not represent expenses of the Funds. These charges are deducted from the proceeds of sales of fund shares prior to investment or from redemption proceeds prior to remittance, as applicable. Distributors has advised the Funds of the following commission transactions related to the sales and redemptions of the Funds' shares for the year:
Franklin
International
Growth Fund
Franklin
International
Small Cap Fund
Reimbursement Plans:
Class A ............................... 0.35% 0.35%
Compensation Plans:
Class C ............................... 1.00% 1.00%
Class R ............................... 0.50% 0.50%
Franklin
International
Growth Fund
Franklin
International
Small Cap Fund
Sales charges retained net of commissions paid to
unaffiliated brokers/dealers .................. $268,867 $2,642
CDSC retained ........................... $12,602 $69
3. Transactions with Affiliates
(continued)
a. Management Fees
(continued)

Franklin Global Trust
Notes to Financial Statements

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Annual Report
e. Transfer Agent Fees
Each class of shares pays transfer agent fees to Investor Services for its performance of shareholder servicing obligations.
The fees are based on an annualized asset based fee of 0.02% plus a transaction based fee. In addition, each class reimburses Investor Services for out of pocket expenses incurred and, except for Class R6, reimburses shareholder servicing fees paid to third parties. These fees are allocated daily based upon their relative proportion of such classes' aggregate net assets. Class R6 pays Investor Services transfer agent fees specific to that class.
 For the year ended July 31, 2021, the Funds paid transfer agent fees as noted in the Statements of Operations of which the following amounts were retained by Investor Services:
f. Investments in Affiliated Management Investment Companies
Certain or all Funds invest in one or more affiliated management investment companies. As defined in the 1940 Act, an investment is deemed to be a “Controlled Affiliate” of a fund when a fund owns, either directly or indirectly, 25% or more of the affiliated fund’s outstanding shares or has the power to exercise control over management or policies of such fund. The Funds do not invest for purposes of exercising a controlling influence over the management or policies. Management fees paid by the Funds are waived on assets invested in the affiliated management investment companies, as noted in the Statements of
Operations, in an amount not to exceed the management and administrative fees paid directly or indirectly by each affiliate.
During the year ended July 31, 2021, investments in affiliated management investment companies were as follows:
Franklin
International
Growth Fund
Franklin
International
Small Cap Fund
Transfer agent fees ........................ $1,382,940 $77,842 aa
Value at
Beginning
of Year Purchases Sales
Realized Gain
(Loss)
Net Change
in
Unrealized
Appreciation
(Depreciation)
Value
at End
of Year
Number of
Shares Held
at End
of Year
Investment
Income
a       a   a   a   a   a   a   a
Franklin International Growth Fund
Non-Controlled Affiliates
Dividends
Institutional Fiduciary Trust -
Money Market Portfolio, 0.01% .. $79,852,720 $542,962,502 $(538,355,947) $— $— $84,459,275 84,459,275 $3,995
Total Affiliated Securities .... $79,852,720 $542,962,502 $(538,355,947) $— $— $84,459,275 $3,995
Franklin International Small Cap Fund
Non-Controlled Affiliates
Income from
securities
loaned
Institutional Fiduciary Trust -
Money Market Portfolio, 0.01% .. $96,000 $6,230,000 $(6,326,000) $ — $ — $— — $—
Total Affiliated Securities .... $96,000 $6,230,000 $(6,326,000) $— $— $— $—
3. Transactions with Affiliates
(continued)

Franklin Global Trust
Notes to Financial Statements

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Annual Report
g. Waiver and Expense Reimbursements
FT Institutional has contractually agreed in advance to waive or limit its fees and to assume as its own expense certain expenses otherwise payable by Franklin International Growth Fund so that the operating expenses (excluding distribution fees, acquired fund fees and expenses and certain non-routine expenses or costs, including those relating to litigation, indemnification, reorganizations, and liquidations) for each class of the Fund does not exceed 0.86% based on the average net assets of each class until November 30, 2021. Total expenses waived or paid are not subject to recapture subsequent to the Fund’s fiscal year end.
Effective May 1, 2021, Advisers has contractually agreed in advance to waive or limit its fees and to assume as its own expense certain expenses otherwise payable by Franklin International Small Cap Fund so that the operating expenses
(excluding distribution fees, acquired fund fees and expenses and certain non-routine expenses or costs, including those relating to litigation, indemnification, reorganizations, and liquidations) for each class of the Fund does not exceed 1.05%
based on the average net assets of each class until November 30, 2022. Total expenses waived or paid are not subject to recapture subsequent to the Fund's fiscal year end.
For Franklin International Growth Fund, Investor Services has contractually agreed in advance to waive or limit its fees so that the Class R6 transfer agent fees do not exceed 0.01% based on the average net assets of the class until November 30, 2021.
For Franklin International Small Cap Fund, Investor Services has contractually agreed in advance to waive or limit its fees so that the Class R6 transfer agent fees do not exceed 0.02% based on the average net assets of the class until November 30,
2021.
h. Other Affiliated Transactions
During the year ended July 31, 2020, affiliated parties reimbursed the Franklin International Small Cap Fund $485,005 for
losses resulting from a NAV error.  This reimbursement is reflected in capital share transactions in the Statements of Changes in Net Assets.
During the year ended July 31, 2021, a reimbursement receivable from affiliated parties of $54,272 for losses resulting from a NAV error was recorded in the Franklin International Small Cap Fund. This reimbursement is reflected in capital share transactions in the Statements of Changes in Net Assets.
4. Expense Offset Arrangement
The Funds have entered into an arrangement with their custodian whereby credits realized as a result of uninvested cash balances are used to reduce a portion of the Funds' custodian expenses. During the year ended July 31, 2021, the custodian fees were reduced as noted in the Statements of Operations.
3. Transactions with Affiliates
(continued)

Franklin Global Trust
Notes to Financial Statements

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Annual Report
5. Income Taxes
For tax purposes, capital losses may be carried over to offset future capital gains.
 At July 31, 2021, the capital loss carryforwards were as follows:
During the year ended July 31, 2021, Franklin International Small Cap Fund utilized $21,387,919 of capital loss carryforwards.
For tax purposes, the Funds may elect to defer any portion of a post-October capital loss or late-year ordinary loss to the first day of the following fiscal year. At July 31, 2021, Franklin International Growth Fund deferred post-October capital losses of
$24,581,965.
The tax character of distributions paid during the years ended July 31, 2021 and 2020, was as follows:
At July 31, 2021, the cost of investments, net unrealized appreciation (depreciation) and undistributed ordinary income for income tax purposes were as follows:
Differences between income and/or capital gains as determined on a book basis and a tax basis are primarily due to differing treatments of EU reclaims, passive foreign investment company shares and wash sales.
In accordance with U.S. GAAP permanent differences are reclassified among capital accounts to reflect their tax character. At the year ended July 31, 2021, such reclassifications were as follows:
Franklin
International
Growth Fund
Franklin
International
Small Cap Fund
1 1 1
Capital loss carryforwards not subject to expiration:
Short term ............................. $ — $ 12,040,437
Long term ............................. — 135,879,384
Total capital loss carryforwards ............ $— $147,919,821
Franklin International Growth Fund
Franklin International Small Cap
Fund
2021 2020 2021 2020
Distributions paid from:
Ordinary income ........................ $2,014,258 $5,156,339 $— $—
Long term capital gain .................... 61,030,059 — — 23,048,119
$63,044,317 $5,156,339 $— $23,048,119
Franklin
International
Growth Fund
Franklin
International
Small Cap Fund
a a a
Cost of investments ....................... $2,123,810,377 $89,219,158
Unrealized appreciation ..................... $1,190,085,023 $1,984,980
Unrealized depreciation ..................... (61,866,603) (5,211,795)
Net unrealized appreciation (depreciation) ....... $1,128,218,420 $(3,226,815)
Distributable earnings:
Undistributed ordinary income ................ $30,561,048 $—
Total distributable earnings .................. $30,561,048 $—

Franklin Global Trust
Notes to Financial Statements

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Annual Report
The Franklin International Growth Fund utilized a tax accounting practice to treat a portion of the proceeds from capital shares redeemed as a distribution from net investment income and realized capital gains.
6. Investment Transactions
Purchases and sales of investments (excluding short term securities) for the year ended July 31, 2021, were as follows:
7. Concentration of Risk
Investing in foreign securities may include certain risks and considerations not typically associated with investing in U.S.
securities, such as fluctuating currency values and changing local, regional and global economic, political and social conditions, which may result in greater market volatility. Political and financial uncertainty in many foreign regions may increase market volatility and the economic risk of investing in foreign securities. In addition, certain foreign securities may not be as liquid as U.S. securities.
8. Novel Coronavirus Pandemic
The global outbreak of the novel coronavirus disease, known as COVID-19, has caused adverse effects on many companies, sectors, nations, regions and the markets in general, and may continue for an unpredictable duration. The effects of this pandemic may materially impact the value and performance of the Funds, their ability to buy and sell fund investments at appropriate valuations and their ability to achieve their investment objectives.
9. Credit Facility
The Funds, together with other U.S. registered and foreign investment funds (collectively, Borrowers), managed by Franklin
Templeton, are borrowers in a joint syndicated senior unsecured credit facility totaling $2.675 billion (Global Credit Facility)
which matures on February 4, 2022. This Global Credit Facility provides a source of funds to the Borrowers for temporary and emergency purposes, including the ability to meet future unanticipated or unusually large redemption requests.
Under the terms of the Global Credit Facility, the Funds shall, in addition to interest charged on any borrowings made by the Funds and other costs incurred by the Funds, pay their share of fees and expenses incurred in connection with the implementation and maintenance of the Global Credit Facility, based upon their relative share of the aggregate net assets of all of the Borrowers, including an annual commitment fee of 0.15% based upon the unused portion of the Global Credit Facility.
These fees are reflected in other expenses in the Statements of Operations. During the year ended July 31, 2021, the Funds did not use the Global Credit Facility.
Franklin
International Small
Cap Fund
a a
Paid-in c apital ............................ $(10,078,463)
Total distributable earnings (loss es ) ............ $10,078,463
Franklin
International
Growth Fund
Franklin
International
Small Cap Fund
Purchases .............................. $849,190,009 $103,926,251
Sales .................................. $391,688,507 $150,033,729
5. Income Taxes
(continued)

Franklin Global Trust
Notes to Financial Statements

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Annual Report
10. Fair Value Measurements
The Funds follow a fair value hierarchy that distinguishes between market data obtained from independent sources
(observable inputs) and the Funds' own market assumptions (unobservable inputs). These inputs are used in determining the value of the Funds' financial instruments and are summarized in the following fair value hierarchy:
Level 1 – quoted prices in active markets for identical financial instruments
Level 2 – other significant observable inputs (including quoted prices for similar financial instruments, interest rates, prepayment speed, credit risk, etc.)
Level 3 – significant unobservable inputs (including the Funds' own assumptions in determining the fair value of financial instruments)
The input levels are not necessarily an indication of the risk or liquidity associated with financial instruments at that level.
A summary of inputs used as of July 31, 2021, in valuing the Funds' assets carried at fair value, is as follows:
Level 1 Level 2 Level 3 Total
Franklin International Growth Fund
Assets:
Investments in Securities:
Common Stocks :
Aerospace & Defense ................... $ — $ 110,065,107 $ — $ 110,065,107
Air Freight & Logistics ................... — 104,816,422 — 104,816,422
Banks ............................... — 94,908,091 — 94,908,091
Biotechnology ......................... — 182,513,473 — 182,513,473
Capital Markets ........................ — 186,433,874 — 186,433,874
Chemicals ........................... — 351,612,890 — 351,612,890
Diversified Telecommunication Services ..... — 101,398,871 — 101,398,871
Entertainment ......................... — 93,768,261 — 93,768,261
Health Care Equipment & Supplies ......... — 283,599,567 — 283,599,567
Internet & Direct Marketing Retail .......... 100,396,800 76,251,117 — 176,647,917
IT Services ........................... 211,167,572 202,681,661 — 413,849,233
Media ............................... — 172,728,513 — 172,728,513
Pharmaceuticals ....................... — 101,106,860 — 101,106,860
Professional Services ................... 96,216,000 107,847,727 — 204,063,727
Semiconductors & Semiconductor Equipment . — 118,484,620 — 118,484,620
Software ............................. 102,261,600 257,175,361 — 359,436,961
Trading Companies & Distributors .......... — 112,135,135 — 112,135,135
Short Term Investments ................... 84,459,275 — — 84,459,275
Total Investments in Securities ........... $594,501,247 $2,657,527,550
a
$— $3,252,028,797
Franklin International Small Cap Fund
Assets:
Investments in Securities:
Common Stocks :
Air Freight & Logistics ................... 1,541,666 1,114,275 — 2,655,941
Auto Components ...................... — 1,040,394 — 1,040,394
Banks ............................... 696,390 6,367,793 — 7,064,183
Beverages ........................... 684,461 — — 684,461
Building Products ...................... — 2,310,826 — 2,310,826
Capital Markets ........................ 993,300 875,595 — 1,868,895
Chemicals ........................... — 1,998,843 — 1,998,843
Commercial Services & Supplies ........... — 1,245,844 — 1,245,844
Construction & Engineering ............... — 4,387,035 — 4,387,035
Construction Materials .................. 694,399 4,335,256 — 5,029,655
Diversified Financial Services ............. — 680,858 — 680,858
Electrical Equipment .................... — 4,040,208 — 4,040,208

Franklin Global Trust
Notes to Financial Statements

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Annual Report
11. New Accounting Pronouncements
In March 2020, the Financial Accounting Standards Board (FASB) issued Accounting Standards Update (ASU) No. 2020-04,
Reference Rate Reform (Topic 848) – Facilitation of the Effects of Reference Rate Reform on Financial Reporting. In January
2021, the FASB issued ASU No. 2021-01, with further amendments to Topic 848. The amendments in the ASUs provide optional temporary accounting recognition and financial reporting relief from the effect of certain types of contract modifications due to the planned discontinuation of the London Interbank Offered Rate and other interbank-offered based reference rates as of the end of 2021 and 2023. The ASUs are effective for certain reference rate-related contract modifications that occur during the period March 12, 2020 through December 31, 2022. Management has reviewed the requirements and believes the adoption of these ASUs will not have a material impact on the financial statements.
12. Subsequent Events
The Funds have evaluated subsequent events through the issuance of the financial statements and determined that no events have occurred that require disclosure, except for the following:
On July 14, 2021, the Board approved a change to the automatic conversion feature for Class C that will convert shareholders’
Class C shares into Class A shares after they have been held for 8 years. The change became effective August 2, 2021.
Further details are disclosed in the Funds' Prospectus.
Level 1 Level 2 Level 3 Total
Franklin International Small Cap Fund (continued)
Assets: (continued)
Investments in Securities:
Common Stocks:
Electronic Equipment, Instruments &
Components ........................ $ 544,258 $ — $ — $ 544,258
Energy Equipment & Services ............. 891,469 — — 891,469
Food & Staples Retailing ................. — 1,257,712 — 1,257,712
Health Care Equipment & Supplies ......... — 2,282,231 — 2,282,231
Hotels, Restaurants & Leisure ............. 1,628,727 1,808,010 — 3,436,737
Household Durables .................... 2,760,452 1,339,850 — 4,100,302
IT Services ........................... — 596,361 — 596,361
Machinery ............................ 3,159,392 8,253,510 — 11,412,902
Marine .............................. 3,152,312 — — 3,152,312
Metals & Mining ....................... 3,116,523 1,698,023 — 4,814,546
Oil, Gas & Consumable Fuels ............. 2,587,152 2,368,809 — 4,955,961
Personal Products ..................... — 1,167,347 — 1,167,347
Professional Services ................... 1,114,498 738,216 — 1,852,714
Real Estate Management & Development .... — 1,928,225 — 1,928,225
Semiconductors & Semiconductor Equipment . 587,249 480,470 — 1,067,719
Specialty Retail ........................ 892,357 — — 892,357
Textiles, Apparel & Luxury Goods .......... 1,159,279 — — 1,159,279
Trading Companies & Distributors .......... — 6,572,768 — 6,572,768
Short Term Investments ................... — 900,000 — 900,000
Total Investments in Securities ........... $26,203,884 $59,788,459
b
$— $85,992,343
a
Includes foreign securities valued at $2,657,527,550, which were categorized as Level 2 as a result of the application of market level fair value procedures. See the
Financial Instrument Valuation note for more information.
b
Includes foreign securities valued at $58,888,459, which were categorized as Level 2 as a result of the application of market level fair value procedures. See the Financial
Instrument Valuation note for more information.
10. Fair Value Measurements
(continued)

Franklin Global Trust
Notes to Financial Statements

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Annual Report
Abbreviations
Selected Portfolio
ADR American Depositary Receipt

Franklin Global Trust
Report of Independent Registered Public Accounting Firm

franklintempleton.com
Annual Report
To the Board of Trustees of Franklin Global Trust and Shareholders of Franklin International Growth Fund and Franklin
International Small Cap Fund
Opinions on the Financial Statements
We have audited the accompanying statements of assets and liabilities, including the statements of investments, of Franklin
International Growth Fund and Franklin International Small Cap Fund (two of the funds constituting Franklin Global Trust, hereafter collectively referred to as the "Funds") as of July 31, 2021, the related statements of operations for the year ended
July 31, 2021, the statements of changes in net assets for each of the two years in the period ended July 31, 2021, including the related notes, and the financial highlights for each of the five years in the period ended July 31, 2021 (collectively referred to as the “financial statements”). In our opinion, the financial statements present fairly, in all material respects, the financial position of each of the Funds as of July 31, 2021, the results of each of their operations for the year then ended, the changes in each of their net assets for each of the two years in the period ended July 31, 2021 and each of the financial highlights for each of the five years in the period ended July 31, 2021 in conformity with accounting principles generally accepted in the
United States of America.
Basis for Opinions
These financial statements are the responsibility of the Funds’ management. Our responsibility is to express an opinion on the Funds’ financial statements based on our audits. We are a public accounting firm registered with the Public Company
Accounting Oversight Board (United States) (PCAOB) and are required to be independent with respect to the Funds in accordance with the U.S. federal securities laws and the applicable rules and regulations of the Securities and Exchange
Commission and the PCAOB.
We conducted our audits of these financial statements in accordance with the standards of the PCAOB. Those standards require that we plan and perform the audit to obtain reasonable assurance about whether the financial statements are free of material misstatement, whether due to error or fraud.
Our audits included performing procedures to assess the risks of material misstatement of the financial statements, whether due to error or fraud, and performing procedures that respond to those risks. Such procedures included examining, on a test basis, evidence regarding the amounts and disclosures in the financial statements. Our audits also included evaluating the accounting principles used and significant estimates made by management, as well as evaluating the overall presentation of the financial statements. Our procedures included confirmation of securities owned as of July 31, 2021 by correspondence with the custodian, transfer agent, and brokers; when replies were not received from brokers, we performed other auditing procedures. We believe that our audits provide a reasonable basis for our opinions.
PricewaterhouseCoopers LLP
San Francisco, California
September 23, 2021
We have served as the auditor of one or more investment companies in the Franklin Templeton Group of Funds since 1948.

Franklin Global Trust
Tax Information (unaudited)

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Annual Report
Under Section 852(b)(3)(C) of the Internal Revenue Code, Franklin International Growth Fund hereby reports the maximum amount allowable but no less than $61,121,441 as long term capital gain dividends for the fiscal year ended July 31, 2021.
Under Section 871(k)(1)(C) of the Internal Revenue Code, Franklin International Growth Fund hereby reports the maximum amount allowable but no less than $1,015,599 as a short term capital gain dividend for purposes of the tax imposed under
Section 871(a)(1)(A) of the Internal Revenue Code for the fiscal year ended July 31, 2021 .
Under Section 854(b)(1)(B) of the Internal Revenue Code, the Funds hereby report the maximum amount allowable but no less than the following amounts as qualified dividends for purposes of the maximum rate under Section 1(h)(11) of the Internal
Revenue Code for the fiscal year ended July 31, 2021:
Distributions, including qualified dividend income, paid during calendar year 2021 will be reported to shareholders on Form
1099-DIV by mid-February 2022. Shareholders are advised to check with their tax advisors for information on the treatment of these amounts on their individual income tax returns.
Under Section 853 of the Internal Revenue Code, Franklin International Growth Fund intends to elect to pass through to its shareholders $1,190,664 of foreign taxes paid and $11,590,303 of foreign source income earned by the fund, or amounts as finally determined, during the fiscal year ended July 31, 2021.
Franklin
International
Growth Fund
Franklin
International
Small Cap
Fund
$15,728,575 $1,707,653

Franklin Global Trust
Board Members and Officers

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Annual Report
The name, year of birth and address of the officers and board members, as well as their affiliations, positions held with the Trust, principal occupations during at least the past five years and number of U.S. registered portfolios overseen in the
Franklin Templeton fund complex, are shown below. Generally, each board member serves until that person’s successor is elected and qualified.
Independent Board Members
Name, Year of Birth
and Address Position
Length of
Time Served
Number of Portfolios in
Fund Complex Overseen
by Board Member*
Other Directorships Held
During at Least the Past 5 Years
Harris J. Ashton (1932) Trustee Since 2000 125 Bar-S Foods (meat packing company) (1981-2010).
One Franklin Parkway
San Mateo, CA 94403-1906
Principal Occupation During at Least the Past 5 Years:
Director of various companies; and formerly , Director, RBC Holdings, Inc. (bank holding company) (until 2002); and President, Chief
Executive Officer and Chairman of the Board, General Host Corporation (nursery and craft centers) (until 1998).
Terrence J. Checki (1945) Trustee Since 2017 107 Hess Corporation (exploration of oil and gas) (2014-present).
One Franklin Parkway
San Mateo, CA 94403-1906
Principal Occupation During at Least the Past 5 Years:
Member of the Council on Foreign Relations (1996-present); Member of the National Committee on U.S.-China Relations (1999-present);
member of the board of trustees of the Economic Club of New York (2013-present); member of the board of trustees of the Foreign Policy
Association (2005-present); member of the board of directors of Council of the Americas (2007-present) and the Tallberg Foundation
(2018-present); and formerly , Executive Vice President of the Federal Reserve Bank of New York and Head of its Emerging Markets and
Internal Affairs Group and Member of Management Committee (1995-2014); and Visiting Fellow at the Council on Foreign Relations (2014).
Mary C. Choksi (1950) Trustee Since 2014 126 Omnicom Group Inc. (advertising and marketing communications
services) (2011-present) and White
Mountains Insurance Group, Ltd.
(holding company) (2017-present);
and formerly , Avis Budget Group
Inc. (car rental) (2007-2020).
One Franklin Parkway
San Mateo, CA 94403-1906
Principal Occupation During at Least the Past 5 Years:
Director of various companies; and formerly , Founder and Senior Advisor, Strategic Investment Group (investment management group)
(2015-2017); Founding Partner and Senior Managing Director, Strategic Investment Group (1987-2015); Founding Partner and Managing
Director, Emerging Markets Management LLC (investment management firm) (1987-2011); and Loan Officer/Senior Loan Officer/Senior
Pension Investment Officer, World Bank Group (international financial institution) (1977-1987).

Franklin Global Trust

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Annual Report
Name, Year of Birth
and Address Position
Length of
Time Served
Number of Portfolios in
Fund Complex Overseen
by Board Member*
Other Directorships Held
During at Least the Past 5 Years
Edith E. Holiday (1952) Lead Independent
Trustee
Trustee since 2000
and Lead Independent
Trustee since 2019
126 Hess Corporation (exploration of oil
and gas) (1993-present), Santander
Consumer USA Holdings, Inc.
(consumer finance) (2016-present);
Santander Holdings USA (holding
company) (2019-present); and
formerly , Canadian National
Railway (railroad) (2001-April 2021),
White Mountains Insurance Group,
Ltd. (holding company) (2004-May
2021),RTI International Metals,
Inc. (manufacture and distribution
of titanium) (1999-2015) and H.J.
Heinz Company (processed foods
and allied products) (1994-2013).
One Franklin Parkway
San Mateo, CA 94403-1906
Principal Occupation During at Least the Past 5 Years:
Director or Trustee of various companies and trusts; and formerly , Assistant to the President of the United States and Secretary of the
Cabinet (1990-1993); General Counsel to the United States Treasury Department (1989-1990); and Counselor to the Secretary and Assistant
Secretary for Public Affairs and Public Liaison-United States Treasury Department (1988-1989).
J. Michael Luttig (1954) Trustee Since 2009 126 Boeing Capital Corporation (aircraft financing) (2006-2010).
One Franklin Parkway
San Mateo, CA 94403-1906
Principal Occupation During at Least the Past 5 Years:
Private investor; and formerly , Counselor and Senior Advisor to the Chairman, CEO, and Board of Directors, of The Boeing Company
(aerospace company), and member of the Executive Council (May 2019-January 1, 2020); Executive Vice President, General Counsel and
member of the Executive Council, The Boeing Company (2006-2019); and Federal Appeals Court Judge, United States Court of Appeals for
the Fourth Circuit (1991-2006).
Larry D. Thompson (1945) Trustee Since 2007 126 Graham Holdings Company
(education and media organization)
(2011-present); and formerly ,
The Southern Company (energy
company) (2014-2020; previously
2010-2012) and Cbeyond, Inc.
(business communications provider)
(2010-2012).
One Franklin Parkway
San Mateo, CA 94403-1906
Principal Occupation During at Least the Past 5 Years:
Director of various companies; Counsel, Finch McCranie, LLP (law firm) (2015-present); John A. Sibley Professor of Corporate and Business
Law, University of Georgia School of Law (2015-present; previously 2011-2012); and formerly , Independent Compliance Monitor and Auditor,
Volkswagen AG (manufacturer of automobiles and commercial vehicles) (2017-2020); Executive Vice President - Government Affairs, General
Counsel and Corporate Secretary, PepsiCo, Inc. (consumer products) (2012-2014); Senior Vice President - Government Affairs, General
Counsel and Secretary, PepsiCo, Inc. (2004-2011); Senior Fellow of The Brookings Institution (2003-2004); Visiting Professor, University of
Georgia School of Law (2004); and Deputy Attorney General, U.S. Department of Justice (2001-2003).
Independent Board Members
(continued)

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Annual Report
Interested Board Members and Officers
Name, Year of Birth
and Address Position
Length of
Time Served
Number of Portfolios in
Fund Complex Overseen
by Board Member*
Other Directorships Held
During at Least the Past 5 Years
Valerie M. Williams (1956) Trustee Since May 2021 107 Omnicom Group, Inc. (advertising and marketing communications
services) (2016-present), DTE
Energy Co. (gas and electric utility)
(2018-present), Devon Energy
Corporation (exploration and
production of oil and gas) (January
2021-present); and formerly ,
WPX Energy, Inc. (exploration
and production of oil and gas)
(2018-January 2021).
One Franklin Parkway
San Mateo, CA 94403-1906
Principal Occupation During at Least the Past 5 Years:
Director of various companies; and formerly , Regional Assurance Managing Partner, Ernst & Young LLP (public accounting) (2005-2016), various roles of increasing responsibility at Ernst & Young (1981-2005).
Name, Year of Birth
and Address Position
Length of
Time Served
Number of Portfolios in
Fund Complex Overseen
by Board Member*
Other Directorships Held
During at Least the Past 5 Years
**Gregory E. Johnson
(1961)
Trustee Since 2007 137 None
One Franklin Parkway
San Mateo, CA 94403-1906
Principal Occupation During at Least the Past 5 Years:
Executive Chairman, Chairman of the Board and Director, Franklin Resources, Inc.; officer and/or director or trustee, as the case may be, of some of the other subsidiaries of Franklin Resources, Inc. and of 39 of the investment companies in Franklin Templeton; Vice Chairman,
Investment Company Institute; and formerly , Chief Executive Officer (2013-2020) and President (1994-2015), Franklin Resources, Inc.
**Rupert H. Johnson, Jr.
(1940)
Chairman of the
Board and Trustee
Since 2013 126 None
One Franklin Parkway
San Mateo, CA 94403-1906
Principal Occupation During at Least the Past 5 Years:
Director (Vice Chairman), Franklin Resources, Inc.; Director, Franklin Advisers, Inc.; and officer and/or director or trustee, as the case may be, of some of the other subsidiaries of Franklin Resources, Inc. and of 37 of the investment companies in Franklin Templeton.
Alison E. Baur (1964) Vice President Since 2012 Not Applicable Not Applicable
One Franklin Parkway
San Mateo, CA 94403-1906
Principal Occupation During at Least the Past 5 Years:
Deputy General Counsel, Franklin Templeton; and officer of some of the other subsidiaries of Franklin Resources, Inc. and of 44 of the investment companies in Franklin Templeton.
Breda M. Beckerle (1958) Chief Compliance
Officer
Since October 2020 Not Applicable Not Applicable
280 Park Avenue,
New York, NY 10017
Principal Occupation During at Least the Past 5 Years:
Chief Compliance Officer, Fiduciary Investment Management International, Inc., Franklin Advisers, Inc., Franklin Advisory Services, LLC,
Franklin Mutual Advisers, LLC, Franklin Templeton Institutional, LLC; and officer of 39 of the investment companies in Franklin Templeton.
Independent Board Members
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Name, Year of Birth
and Address Position
Length of
Time Served
Number of Portfolios in
Fund Complex Overseen
by Board Member*
Other Directorships Held
During at Least the Past 5 Years
Sonal Desai, Ph.D. (1963) Vice President Since 2018 Not Applicable Not Applicable
One Franklin Parkway
San Mateo, CA 94403-1906
Principal Occupation During at Least the Past 5 Years:
Director and Executive Vice President, Franklin Advisers, Inc.; Executive Vice President, Franklin Templeton Institutional, LLC; and officer of
17 of the investment companies in Franklin Templeton.
Steven J. Gray (1955) Vice President
and Co-Secretary
Vice President since
2009 and Co-Secretary
since 2019
Not Applicable Not Applicable
One Franklin Parkway
San Mateo, CA 94403-1906
Principal Occupation During at Least the Past 5 Years:
Senior Associate General Counsel, Franklin Templeton; Vice President, FASA, LLC; Assistant Secretary, Franklin Distributors, LLC; and officer of 44 of the investment companies in Franklin Templeton.
Matthew T. Hinkle (1971) Chief Executive
Officer –
Finance and
Administration
Since 2017 Not Applicable Not Applicable
One Franklin Parkway
San Mateo, CA 94403-1906
Principal Occupation During at Least the Past 5 Years:
Senior Vice President, Franklin Templeton Services, LLC; officer of 44 of the investment companies in Franklin Templeton; and formerly , Vice
President, Global Tax (2012-April 2017) and Treasurer/Assistant Treasurer, Franklin Templeton (2009-2017).
Susan Kerr (1949) Vice President –
AML Compliance
Since July 2021 Not Applicable Not Applicable
620 Eighth Avenue New York,
NY 10018
Principal Occupation During at Least the Past 5 Years:
Senior Compliance Analyst, Global Compliance, Franklin Templeton; Chief Anti-Money Laundering Compliance Officer, Legg Mason & Co. or
its affiliates; Anti Money Laundering Compliance Officer; Senior Compliance Officer, LMIS; and officer of 41 of the investment companies in
Franklin Templeton.
Robert G. Kubilis (1973) Chief Financial
Officer, Chief
Accounting Officer
and Treasurer
Since December 2020 Not Applicable Not Applicable
300 S.E. 2nd Street
Fort Lauderdale, FL 33301-
1923
Principal Occupation During at Least the Past 5 Years:
Treasurer, U.S. Fund Administration & Reporting and officer of 39 of the investment companies in Franklin Templeton.
Edward D. Perks (1970) President and
Chief Executive
Officer –
Investment
Management
Since 2018 Not Applicable Not Applicable
One Franklin Parkway
San Mateo, CA 94403-1906
Principal Occupation During at Least the Past 5 Years:
President and Director, Franklin Advisers, Inc.; and officer of eight of the investment companies in Franklin Templeton (since December 2018).
Navid J. Tofigh (1972) Vice President Since 2015 Not Applicable Not Applicable
One Franklin Parkway
San Mateo, CA 94403-1906
Principal Occupation During at Least the Past 5 Years:
Associate General Counsel and officer of 44 of the investment companies in Franklin Templeton.
Interested Board Members and Officers
(continued)

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Annual Report
*We base the number of portfolios on each separate series of the U.S. registered investment companies within the Franklin Templeton fund complex. These portfolios have a common investment manager or affiliated investment managers.
**Gregory E. Johnson is considered to be an interested person of the Fund under the federal securities laws due to his position as an officer and director of Franklin
Resources, Inc. (Resources), which is the parent company of the Fund’s investment manager and distributor. Rupert H. Johnson, Jr. is considered to be an interested person of the Fund under the federal securities laws due to his position as an officer and director and major shareholder of Resources.
Note 1: Rupert H. Johnson, Jr. is the uncle of Gregory E. Johnson.
Note 2: Officer information is current as of the date of this report. It is possible that after this date, information about officers may change.
The Sarbanes-Oxley Act of 2002 and Rules adopted by the Securities and Exchange Commission require the Fund to disclose whether the Fund’s Audit
Committee includes at least one member who is an audit committee financial expert within the meaning of such Act and Rules. The Fund’s Board has determined that there is at least one such financial expert on the Audit Committee and has designated Mary C. Choksi as its audit committee financial expert. The Board believes that Ms. Choksi qualifies as such an expert in view of her extensive business background and experience. She served as a director of Avis Budget
Group, Inc. (2007-2020) and formerly, Founder and Senior Advisor, Strategic Investment Group (1987 to 2017). Ms. Choksi has been a Member of the Fund’s Audit
Committee since 2014. As a result of such background and experience, the Board believes that Ms. Choksi has acquired an understanding of generally accepted accounting principles and financial statements, the general application of such principles in connection with the accounting estimates, accruals and reserves, and analyzing and evaluating financial statements that present a breadth and level of complexity of accounting issues generally comparable to those of the Fund, as well as an understanding of internal controls and procedures for financial reporting and an understanding of audit committee functions. Ms. Choksi is an independent Board member as that term is defined under the relevant Securities and Exchange Commission Rules and Releases.
The Statement of Additional Information (SAI) includes additional information about the board members and is available, without charge, upon request.
Shareholders may call (800) DIAL BEN/342-5236 to request the SAI.
Name, Year of Birth
and Address Position
Length of
Time Served
Number of Portfolios in
Fund Complex Overseen
by Board Member*
Other Directorships Held
During at Least the Past 5 Years
Craig S. Tyle (1960) Vice President Since 2005 Not Applicable Not Applicable
One Franklin Parkway
San Mateo, CA 94403-1906
Principal Occupation During at Least the Past 5 Years:
General Counsel and Executive Vice President, Franklin Resources, Inc.; and officer of some of the other subsidiaries of Franklin Resources,
Inc. and of 44 of the investment companies in Franklin Templeton.
Lori A. Weber (1964) Vice President
and Co-Secretary
Vice President since
2011 and Co-Secretary
since 2019
Not Applicable Not Applicable
300 S.E. 2nd Street
Fort Lauderdale, FL 33301-
1923
Principal Occupation During at Least the Past 5 Years:
Senior Associate General Counsel, Franklin Templeton; Assistant Secretary, Franklin Resources, Inc.; Vice President and Secretary,
Templeton Investment Counsel, LLC; and officer of 44 of the investment companies in Franklin Templeton.
Interested Board Members and Officers
(continued)

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Annual Report
Board Approval of Investment
Management Agreements
FRANKLIN GLOBAL TRUST
Franklin International Growth Fund
Franklin International Small Cap Fund
(each a Fund)
At a meeting held on February 23, 2021 (Meeting), the
Board of Trustees (Board) of Franklin Global Trust (Trust),
including a majority of the trustees who are not “interested persons” as defined in the Investment Company Act of
1940 (Independent Trustees), reviewed and approved the
continuance of the investment management agreement
between Franklin Templeton Institutional, LLC (FTI LLC)
and the Trust, on behalf of the Franklin International Growth
Fund, the investment management agreement between
Franklin Advisers, Inc. (FAI) and the Trust, on behalf of the
Franklin International Small Cap Fund and the investment
sub-advisory agreement between FAI and FTI LLC on
behalf of the Franklin International Small Cap Fund (each a
Management Agreement) for an additional one-year period.
The Independent Trustees received advice from and met
separately with Independent Trustee counsel in considering
whether to approve the continuation of each Management
Agreement. Although the Management Agreements for the
Funds were considered at the same Board meeting, the
Board considered the information provided to it about the
Funds together and with respect to each Fund separately as
the Board deemed appropriate. FTI LLC and FAI are each
referred to herein as a Manager.
In considering the continuation of each Management
Agreement, the Board reviewed and considered information
provided by each Manager at the Meeting and throughout
the year at meetings of the Board and its committees. The
Board also reviewed and considered information provided
in response to a detailed set of requests for information
submitted to each Manager by Independent Trustee counsel
on behalf of the Independent Trustees in connection with
the annual contract renewal process. In addition, prior to
the Meeting, the Independent Trustees held a telephonic
contract renewal meeting at which the Independent Trustees
conferred amongst themselves and Independent Trustee
counsel about contract renewal matters and, in some cases,
requested additional information from each Manager relating
to the contract. The Board reviewed and considered all of
the factors it deemed relevant in approving the continuance
of each Management Agreement, including, but not
limited to: (i) the nature, extent and quality of the services provided by each Manager; (ii) the investment performance
of each Fund; (iii) the costs of the services provided and
profits realized by each Manager and its affiliates from
the relationship with each Fund; (iv) the extent to which
economies of scale are realized as each Fund grows; and (v)
whether fee levels reflect these economies of scale for the
benefit of Fund investors.
In approving the continuance of each Management
Agreement, the Board, including a majority of the
Independent Trustees, determined that the terms of the
Management Agreement are fair and reasonable and that
the continuance of such Management Agreement is in the
best interests of the applicable Fund and its shareholders.
While attention was given to all information furnished, the
following discusses some primary factors relevant to the
Board’s determination.
Nature, Extent and Quality of Services
The Board reviewed and considered information regarding
the nature, extent and quality of investment management
services provided by each Manager and its affiliates to the
Funds and their shareholders. This information included,
among other things, the qualifications, background and
experience of the senior management and investment
personnel of each Manager; as well as information on
succession planning where appropriate; the structure of
investment personnel compensation; oversight of third-
party service providers; investment performance reports
and related financial information for each Fund; reports on
expenses and shareholder services; legal and compliance
matters; risk controls; pricing and other services provided
by each Manager and its affiliates; and management fees
charged by each Manager and its affiliates to US funds
and other accounts, including management’s explanation
of differences among accounts where relevant. The Board
also reviewed and considered an annual report on payments
made by Franklin Templeton (FT) or the Funds to financial
intermediaries, as well as a memorandum relating to third-
party servicing arrangements, which included discussion
of the changing distribution landscape for the Funds.
The Board noted management’s continuing efforts and
expenditures in establishing effective business continuity
plans and developing strategies to address areas of
heightened concern in the mutual fund industry, such as
cybersecurity in the current work-from-home environment
and liquidity risk management.

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The Board also reviewed and considered the benefits
provided to Fund shareholders of investing in a fund that
is part of the FT family of funds. The Board noted the
financial position of Franklin Resources, Inc. (FRI), the
Managers’ parent, and its commitment to the mutual fund
business as evidenced by its reassessment of the fund
offerings in response to the market environment and project
initiatives and capital investments relating to the services provided to the Funds by the FT organization. The Board
specifically noted FT’s commitment to enhancing services
and controlling costs, as reflected in its outsourcing of
certain administrative functions, and growth opportunities,
as evidenced by its recent acquisition of the Legg Mason
companies. The Board also noted FT’s attention focused on
expanding the distribution opportunities for all funds in the
FT family of funds.
Following consideration of such information, the Board
was satisfied with the nature, extent and quality of services provided by each Manager and its affiliates to the Funds and their shareholders.
Fund Performance
The Board reviewed and considered the performance results
of each Fund over various time periods ended November
30, 2020. The Board considered the performance returns
for each Fund in comparison to the performance returns of
mutual funds deemed comparable to the Fund included in
a universe (Performance Universe) selected by Broadridge
Financial Solutions, Inc. (Broadridge), an independent
provider of investment company data. The Board received a
description of the methodology used by Broadridge to select
the mutual funds included in a Performance Universe. The
Board also reviewed and considered Fund performance
reports provided and discussions that occurred with portfolio managers at Board meetings throughout the year. A
summary of each Fund’s performance results is below.
Franklin International Growth Fund - The Performance
Universe for this Fund included the Fund and all retail and
institutional international multi-cap growth funds. The Board noted that the Fund’s annualized total return for the one-,
three-, five- and 10-year periods was above the median
and in the first quintile (best) of its Performance Universe.
The Board concluded that the Fund’s performance was
satisfactory.
Franklin International Small Cap Fund - The Performance
Universe for this Fund included the Fund and all retail and
institutional international small-/mid-cap core funds. The
Board noted that the Fund’s annualized total return for
the one-, three-, five- and ten-year periods was below the
median and in the fifth quintile (worst) of its Performance
Universe. Management discussed with the Board
management’s intention to ask the Board at its April 2021
Board meeting to approve a new investment sub-adviser for
the Fund and open the Fund to new investors. The Board
concluded that the Fund’s Management Agreement should
be continued for an additional one-year period, and any
proposed changes closely monitored.
Comparative Fees and Expenses
The Board reviewed and considered information regarding
each Fund’s actual total expense ratio and its various
components, including, as applicable, management fees;
transfer agent expenses; underlying fund expenses; Rule
12b-1 and non-Rule 12b-1 service fees; and other non-
management fees. The Board also noted the quarterly
and annual reports it receives on all marketing support
payments made by FT to financial intermediaries. The Board
considered the actual total expense ratio and, separately,
the contractual management fee rate, without the effect
of fee waivers, if any (Management Rate) of each Fund
in comparison to the median expense ratio and median
Management Rate, respectively, of other mutual funds
deemed comparable to and with a similar expense structure
to the Fund selected by Broadridge (Expense Group).
Broadridge fee and expense data is based upon information
taken from each fund’s most recent annual report, which
reflects historical asset levels that may be quite different from those currently existing, particularly in a period of market volatility. While recognizing such inherent limitation and the fact that expense ratios and Management Rates generally
increase as assets decline and decrease as assets grow,
the Board believed the independent analysis conducted by
Broadridge to be an appropriate measure of comparative
fees and expenses. The Broadridge Management Rate
includes administrative charges, and the actual total expense ratio, for comparative consistency, was shown for: (i) Class
A shares for the Franklin International Growth Fund and for
the other funds in the Expense Group, and (ii) Advisor Class shares for the Franklin International Small Cap Fund and for
Institutional Class shares, Class I shares, Class IS, Class R5 shares, Class W and Class Y shares for certain other funds
in the Expense Group. The Board received a description of
the methodology used by Broadridge to select the mutual
funds included in an Expense Group.
Franklin International Growth Fund - The Expense Group for
this Fund included the Fund and 11 other international multi-
cap growth funds. The Board noted that the Management
Rate and actual total expense ratio for the Fund were below

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Annual Report
the medians of its Expense Group. The Board also noted
that the Fund’s actual total expense ratio reflected a fee
waiver from management. The Board concluded that the
Management Rate charged to the Fund is reasonable.
Franklin International Small Cap Fund - The Expense Group
for this Fund included the Fund, three other international
small-/mid-cap core funds, 14 international small-/mid-cap
growth funds, and one international small-/mid-cap value
fund. The Board noted that the Management Rate for the
Fund was below the median of its Expense Group, but
its actual total expense ratio was above the median of its
Expense Group. The Board also noted that FTI LLC, as sub-
adviser to the Fund, is paid by FAI out of the management
fee FAI receives from the Fund. The Board discussed with
management the expenses of the Fund in light of the Fund’s
below median performance for each reporting period and
management agreed to present to the Board a reduction in
the Fund’s Management Rate at a future Board meeting. The
Board concluded that the Management Rate charged to the
Fund is reasonable.
Profitability
The Board reviewed and considered information regarding
the profits realized by each Manager and its affiliates in
connection with the operation of each Fund. In this respect, the Board considered the Fund profitability analysis that
addresses the overall profitability of FT’s US fund business, as well as its profits in providing investment management
and other services to each of the individual funds during
the 12-month period ended September 30, 2020, being the
most recent fiscal year-end for FRI. The Board noted that
although management continually makes refinements to its
methodologies used in calculating profitability in response
to organizational and product-related changes, the overall
methodology has remained consistent with that used in the
Funds’ profitability report presentations from prior years.
The Board further noted management’s representation
that the profitability analysis excluded the impact of the
recent acquisition of the Legg Mason companies and that
management expects to incorporate the legacy Legg Mason
companies into the profitability analysis beginning next year.
The Board also noted that PricewaterhouseCoopers LLP,
auditor to FRI and certain FT funds, has been engaged to
periodically review and assess the allocation methodologies
to be used solely by the Funds’ Board with respect to the
profitability analysis.
The Board noted management’s belief that costs incurred
in establishing the infrastructure necessary for the type of mutual fund operations conducted by each Manager and its
affiliates may not be fully reflected in the expenses
allocated to each Fund in determining its profitability, as
well as the fact that the level of profits, to a certain extent, reflected operational cost savings and efficiencies initiated by management. As part of this evaluation, the Board
considered management’s outsourcing of certain operations,
which effort has required considerable upfront expenditures
by the Managers but, over the long run is expected to result in greater efficiencies. The Board also noted management’s
expenditures in improving shareholder services provided to
the Funds, as well as the need to implement systems and
meet additional regulatory and compliance requirements
resulting from recent US Securities and Exchange
Commission and other regulatory requirements.
The Board also considered the extent to which each
Manager and its affiliates might derive ancillary benefits from fund operations, including revenues generated from transfer
agent services, potential benefits resulting from personnel
and systems enhancements necessitated by fund growth,
as well as increased leverage with service providers and
counterparties. Based upon its consideration of all these
factors, the Board concluded that the level of profits realized by each Manager and its affiliates from providing services to each Fund was not excessive in view of the nature, extent
and quality of services provided to each Fund.
Economies of Scale
The Board reviewed and considered the extent to which
each Manager may realize economies of scale, if any,
as each Fund grows larger and whether each Fund’s
management fee structure reflects any economies of scale
for the benefit of shareholders. With respect to possible
economies of scale, the Board noted the existence of
management fee breakpoints for the Franklin International
Growth Fund, which operate generally to share any
economies of scale with a Fund’s shareholders by reducing
the Fund’s effective management fees as the Fund grows
in size. The Board considered the Managers’ view that
any analyses of potential economies of scale in managing
a particular fund are inherently limited in light of the joint and common costs and investments the Managers incur
across the FT family of funds as a whole. The Board noted
that the Franklin International Small Cap Fund does not
have an asset size that would likely enable the Fund to
achieve economies of scale, but concluded that to the extent economies of scale may be realized by a Manager and its
affiliates, each Fund’s management fee structure provided a
sharing of benefits with the Fund and its shareholders as the
Fund grows.

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Conclusion
Based on its review, consideration and evaluation of all
factors it believed relevant, including the above-described
factors and conclusions, the Board unanimously approved
the continuation of each Management Agreement for an
additional one-year period.
Liquidity Risk Management Program-
Funds no HLIM
Each Fund has adopted and implemented a written Liquidity
Risk Management Program (the “LRMP”) as required by
Rule 22e-4 under the Investment Company Act of 1940
(the “Liquidity Rule”). The LRMP is designed to assess and
manage each Fund’s liquidity risk, which is defined as the
risk that the Fund could not meet requests to redeem shares
issued by the Fund without significant dilution of remaining investors’ interests in the Fund. In accordance with the
Liquidity Rule, the LRMP includes policies and procedures
that provide for: (1) assessment, management, and review
(no less frequently than annually) of each Fund’s liquidity
risk; (2) classification of each Fund’s portfolio holdings into one of four liquidity categories (Highly Liquid, Moderately
Liquid, Less Liquid, and Illiquid); (3) for Funds that do not primarily hold assets that are Highly Liquid, establishing
and maintaining a minimum percentage of the Fund’s net
assets in Highly Liquid investments (called a “Highly Liquid
Investment Minimum” or “HLIM”); and (4) prohibiting the
Fund’s acquisition of Illiquid investments that would result in the Fund holding more than 15% of its net assets in Illiquid assets. The LRMP also requires reporting to the Securities
and Exchange Commission (“SEC”) (on a non-public basis)
and to the Board if the Fund’s holdings of Illiquid assets
exceed 15% of the Fund’s net assets. Funds with HLIMs
must have procedures for addressing HLIM shortfalls,
including reporting to the Board and, with respect to HLIM
shortfalls lasting more than seven consecutive calendar
days, reporting to the SEC (on a non-public basis).
The Director of Liquidity Risk within the Investment
Risk Management Group (the “IRMG”) is the appointed
Administrator of the LRMP. The IRMG maintains the
Investment Liquidity Committee (the “ILC”) to provide
oversight and administration of policies and procedures
governing liquidity risk management for FT products and
portfolios. The ILC includes representatives from Franklin
Templeton’s Risk, Trading, Global Compliance, Investment
Compliance, Investment Operations, Valuation Committee,
Product Management and Global Product Strategy.
In assessing and managing each Fund’s liquidity risk, the
ILC considers, as relevant, a variety of factors, including
the Fund’s investment strategy and the liquidity of its
portfolio investments during both normal and reasonably
foreseeable stressed conditions; its short and long-term
cash flow projections; and its cash holdings and access to
other funding sources including the Funds’ interfund lending facility and line of credit. Classification of the Fund’s portfolio holdings in the four liquidity categories is based on the
number of days it is reasonably expected to take to convert
the investment to cash (for Highly Liquid and Moderately
Liquid holdings) or sell or dispose of the investment (for Less
Liquid and Illiquid investments), in current market conditions without significantly changing the investment’s market value.
Each Fund primarily holds liquid assets that are defined
under the Liquidity Rule as "Highly Liquid Investments,"
and therefore is not required to establish an HLIM. Highly
Liquid Investments are defined as cash and any investment
reasonably expected to be convertible to cash in current
market conditions in three business days or less without the conversion to cash significantly changing the market value of the investment.
At meetings of the Funds’ Board of Trustees held in May
2021, the Program Administrator provided a written report
to the Board addressing the adequacy and effectiveness of
the program for the year ended December 31, 2020. The
Program Administrator report concluded that (i.) the LRMP,
as adopted and implemented, remains reasonably designed
to assess and manage each Fund’s liquidity risk; (ii.) the
LRMP, including the Highly Liquid Investment Minimum
(“HLIM”) where applicable, was implemented and operated
effectively to achieve the goal of assessing and managing
each Fund’s liquidity risk; and (iii.) each Fund was able to meet requests for redemption without significant dilution of remaining investors’ interests in the Fund.
Proxy Voting Policies and Procedures
The Trust’s investment manager has established Proxy
Voting Policies and Procedures (Policies) that the Trust
uses to determine how to vote proxies relating to portfolio
securities. Shareholders may view the Trust’s complete
Policies online at franklintempleton.com. Alternatively,
shareholders may request copies of the Policies free of
charge by calling the Proxy Group collect at (954) 527-
7678 or by sending a written request to: Franklin Templeton
Companies, LLC, 300 S.E. 2nd Street, Fort Lauderdale,
FL 33301, Attention: Proxy Group. Copies of the Trust’s

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Annual Report
proxy voting records are also made available online at
franklintempleton.com and posted on the U.S. Securities and
Exchange Commission’s website at sec.gov and reflect the
most recent 12-month period ended June 30.
Quarterly Statement of Investments
The Trust files a complete statement of investments with
the U.S. Securities and Exchange Commission for the first
and third quarters for each fiscal year as an exhibit to its report on Form N-PORT. Shareholders may view the filed
Form N-PORT by visiting the Commission’s website at sec.
gov. The filed form may also be viewed and copied at the
Commission’s Public Reference Room in Washington, DC.
Information regarding the operations of the Public Reference
Room may be obtained by calling (800) SEC-0330.
Householding of Reports and
Prospectuses
You will receive, or receive notice of the availability of, each
Fund’s financial reports every six months. In addition, you
will receive as an annual updated summary prospectus
(detail prospectus available upon request). To reduce
Fund expenses, we try to identify related shareholders in a
household and send only one copy of the financial reports
(to the extent received by mail) and summary prospectus.
This process, called “householding,” will continue indefinitely unless you instruct us otherwise. If you prefer not to have
these documents householded, please call us at (800)
632-2301. At any time you may view current prospectuses/
summary prospectuses and financial reports on our website.
If you choose, you may receive these documents through
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Annual Report and Shareholder Letter
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Investment Manager Distributor Shareholder Services
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Annual Report
Franklin Emerging
Market Debt
Opportunities Fund
A Series of Franklin Global Trust
July 31, 2021

Not FDIC Insured May Lose Value No Bank Guarantee
ftinstitutional.com
Annual Report
1
Contents
Annual Report
Franklin Emerging Market Debt Opportunities Fund 2
Performance Summary 6
Your Fund’s Expenses 9
Consolidated Financial Highlights and Consolidated
Statement of Investments 10
Consolidated Financial Statements 16
Notes to Consolidated Financial Statements 19
Report of Independent Registered
Public Accounting Firm 33
Board Members and Officers 34
Shareholder Information 39
Visit ftinstitutional.com for fund updates, to
access your account, or to find investment
insights.

2
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Annual Report
ANNUAL REPORT
Franklin Emerging Market Debt Opportunities Fund
This annual report for Franklin Emerging Market Debt
Opportunities Fund covers the fiscal year ended J uly 31,
2021 .
Your Fund’s Goal and Main Investments
The Fund seeks high total return. Under normal market
conditions, the Fund invests at least 80% of its net assets
in debt securities of emerging market countries. The Fund
invests mainly in debt securities issued by sovereign and
subsovereign government entities, but also including
securities issued by corporate entities that are controlled by a sovereign entity, and corporate emerging markets debt.
*Includes securities determined to have no value at 7/31/21.
Performance Overview
The Fund posted a +15.23% cumulative total return for
the 12 months under review. In comparison, the Fund’s
first benchmark, the J.P. Morgan (JPM) Emerging Markets
Bond Index (EMBI) Global Diversified Index, which tracks
total returns for U.S. dollar-denominated debt instruments
issued by emerging market sovereign and quasi-sovereign
entities, posted a cumulative total return of +4.11%.
1
The
Fund’s second benchmark, the JPM EMBI Global Diversified
ex-GCC Index, which tracks total returns for U.S. dollar-
denominated debt instruments issued by emerging market
sovereign and quasi-sovereign entities, excluding Saudi
Arabia, Qatar, the United Arab Emirates, Bahrain and
Kuwait, posted a cumulative total return of +4.41%.
2
The
Fund’s third benchmark, the JPM Government Bond Index-
Emerging Markets (GBI-EM) Broad Diversified Index (US$
Unhedged), which tracks local currency bonds issued in
emerging markets, posted a +4.07% cumulative total return.
3
Also for comparison, the Fund’s fourth benchmark, the
ICE BofA Emerging Market Corporate Plus (EMCB) Index
(100% US$ Hedged), which tracks the performance of U.S.
dollar-denominated and euro-denominated emerging market
non-sovereign debt publicly issued within the major domestic and Eurobond markets, posted a +4.39% cumulative total
return.
1
You can find more of the Fund’s performance data in
the Performance Summary beginning on page 6 .
Performance data represent past performance, which does
not guarantee future results. Investment return and principal value will fluctuate, and you may have a gain or loss when
you sell your shares. Current performance may differ from
figures shown. For most recent month-end performance,
go to ftinstitutional.com or call a Franklin Templeton
Institutional Services representative at (800) 321-8563 .
Economic and Market Overview
Many governments relaxed their novel coronavirus
(COVID-19) restrictions in the second half of 2020.
Additionally, in August 2020, the U.S. Federal Reserve (Fed)
launched its new framework for targeting “average” inflation, that is, it would allow inflation to exceed its 2% target for longer than before. Together, fewer restrictions and the Fed’s more dovish policy during the 12 months under review made
for rising U.S. Treasury yields and narrower risk spreads on emerging market (EM) hard-currency bonds. EM currencies
also strengthened, relative to the U.S. dollar, boosting EM
local-currency bonds.
Then, in early 2021, a second wave of COVID-19 infections
hit developed countries as well as emerging markets. But
the rollout of COVID-19 vaccines was a game changer
that boosted the world’s economic outlook. The improved
economic outlook also raised inflation expectations, which
led to higher U.S. Treasury yields and lower prices for EM
bonds. The U.S. dollar regained some of its strength in early
2021, relative to EM currencies, which weighed on local-
currency returns. Prices for oil and most commodities rallied, which supported commodities-based EM issuers.
Portfolio Composition
7/31/21
% of Total Net
Assets
Foreign Government and Agency Securities 65.1%
Corporate Bonds 12.6% *
Quasi-Sovereign Bonds 7.0% *
Loan Participations and Assignments 3.0%
Warrants 2.6%
Short-Term Investments & Other Net Assets 9.7%
1. Source: Morningstar.
2. Source: FactSet.
3. Source: J.P. Morgan.
The indexes are unmanaged and include reinvestment of any income or distributions. They do not reflect any fees, expenses or sales charges. One cannot invest directly in an index, and an index is not representative of the Fund’s portfolio.
See www.franklintempletondatasources.com for additional data provider information.
The dollar value, number of shares or principal amount, and names of all portfolio holdings are listed in the Fund’s Consolidated Statement of Investments (SOI).
The Consolidated SOI begins on page
11
.

Franklin Emerging Market Debt Opportunities Fund
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Annual Report
In the final months under review, a Delta COVID-19 variant
has had investors concerned. A halt in U.S. inflation
expectations has led to falling U.S. Treasury yields,
boosting EM hard-currency bonds. In emerging markets, the
possibility of rising inflation has led some policymakers to sharply raise interest rates, for example in Brazil. But in other countries, such as Mexico, central banks still consider rising inflation to be transitory.
Differences between individual countries–in monetary
policy, in the level of commodity earnings and in economic
structure (that is, reliance on tourism)–made for a wide
range of returns across emerging markets in the 12 months
under review. But on the whole, EM bonds delivered a solid
performance.
Hard currency-denominated EM government bonds returned
+4.11% over the 12 months under review, as measured
by the JPM EMBI Global Diversified Index.
1
U.S. 10-year
Treasury yields rose from 0.55% at the end of July 2020 to
1.74% in late March 2021, before falling back to 1.24% at
the end of July 2021. The index’s spread over U.S. Treasury
yields, on a yield-to-worst basis, fell 0.86% during that time.
U.S. dollar- and euro-denominated EM corporate bonds
delivered a return of +4.39%, as per the ICE BofA EMCB
Index (100% US$ Hedged).
1
Despite their shorter duration,
spreads on EM corporate bonds narrowed more than
spreads on EM government bonds during the 12 months
under review.
Local-currency EM government bonds returned +4.07%, as
measured by the JPM GBI-EM Broad Diversified Index (US$
Unhedged).
3
Local-currency yields rose, from an average
4.60% at the end of July 2020 to 5.29% at the end of July
2021, but EM currencies also strengthened, relative to the
U.S. dollar.
Investment Strategy
Our portfolio construction process can be summarized in
three integral steps—country allocation, currency allocation and issue selection. The first stage of our emerging market
debt investment process is identifying the countries for
which we have a favorable outlook, which we manage with a
bottom-up, research-driven perspective. Since the portfolio
is constructed through bottom-up, fundamental research and
not relative to a benchmark index, there is no requirement
Geographic Co mposition
7/31/21
% of Total
Net Assets
Mexico 5.6%
Supranational 5.5%
Argentina 4.2%
Grenada 3.9%
Colombia 3.7%
Ukraine 3.6%
Russia 3.5%
Belarus 3.4%
Iraq 3.3%
Brazil 3.0%
Ghana 3.0%
Uruguay 3.0%
Angola 2.9%
Dominican Republic 2.9%
Turkey 2.9%
South Africa 2.8%
Paraguay 2.0%
Suriname 2.0%
El Salvador 1.9%
Uzbekistan 1.8%
Egypt 1.7%
Gabon 1.7%
Ethiopia 1.7%
Nigeria 1.7%
Indonesia 1.6%
Venezuela 1.6%
Tunisia 1.5%
Jordan 1.4%
Kenya 1.3%
Benin 1.2%
Jamaica 1.2%
Mozambique 1.1%
Trinidad and Tobago 1.1%
Other 6.6%
Short-Term Investments & Other Net Assets 9.7%

Franklin Emerging Market Debt Opportunities Fund
4
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Annual Report
to hold issues from any one country. The next decision is
whether to take exposure in the form of “hard currency” or
local currency instruments. Hard currencies are currencies in which investors have confidence and are typically currencies of economically and politically stable industrialized nations.
The last decision concerns security selection. This depends
on a number of factors, including the type of the security’s coupon (fixed or floating).
Manager’s Discussion
During the reporting period, U.S.-dollar bonds of International
Bank of Azerbaijan (IBA) were a major contributor to the
Fund’s performance. We sold IBA’s eurobonds, on which
they defaulted in 2017, back to the issuer in the third quarter of 2020. This cash settlement was equivalent to 110.19% of
the notes’ face value, a favorable outcome compared with
the 80% of par offered by IBA in its original restructuring
terms, which some other creditors accepted at the time.
U.S.-dollar bonds of Argentina’s province of Chubut also
helped the Fund’s results. In December 2020, Chubut
achieved an extension of its New York-law bonds, due
2026, to 2030. The restructuring hardly impaired the bonds’
value, which gained more than 10 percentage points during
December 2020. In addition, these bonds are collateralized
by oil and gas royalty payments, so their prices went up as
oil prices rallied during the 12 months under review.
The Fund’s position in U.S.-dollar bonds of the government
of Grenada also added to returns. Grenada’s economy
is dependent on tourism, which came to a halt during the
COVID-19 pandemic. However, Grenada’s budget surpluses
in previous years allowed it to absorb this shock. As a result, initial concerns over a December 2020 coupon payment
on this bond faded, and the payment was made. Similar
concerns arose in the run-up to a May 2021 coupon and
amortization payment, but that payment was made as well.
The amortization payment boosted returns significantly,
since these bonds were trading well below par.
In contrast, U.S. dollar-denominated Nigerian oil warrants
detracted from Fund performance. Payments on these
warrants were due whenever six-month average prices for
Nigerian crude oil exceeded around US$43 per barrel. But
no payments were due in 2020, because of historically low
oil prices in the first half of the year, and the warrants expired in November 2020. This was the first time since 2004 that a
scheduled payment on the warrants had been missed in its
entirety.
The Fund’s position in U.S.-dollar bonds of Argentina’s
central government also detracted from Fund returns. Prices
for most Argentine U.S.-dollar bonds continued to fall during the 12 months under review, as difficult negotiations with
the International Monetary Fund (IMF) dragged on. The
Argentine government wants to replace an existing IMF
facility under which Argentina has already received, but
which it cannot repay.
The Fund’s exposure to long-dated Mexican local-currency
bonds also hurt Fund performance. Mexico’s central bank
cut rates several times during the 12 months under review.
But prices for long-dated Mexican local-currency bonds
fell as U.S. Treasury yields rose and Mexico’s inflation rate peaked at more than 6%, year-on-year.
We thank you for your confidence in Franklin Emerging
Market Debt Opportunities Fund and hope to serve your
investment needs at the highest level of expectations.
Nicholas Hardingham, CFA
Stephanie Ouwendijk, CFA
Portfolio Management Team
The foregoing information reflects our analysis, opinions
and portfolio holdings as of July 31, 2021, the end of
the reporting period. The way we implement our main
investment strategies and the resulting portfolio holdings
may change depending on factors such as market and
Top 10 Holdings
7/31/21
Issuer
Industry , Country
% of Total
Net Assets
a a
Mexico Government Bond 4.7%
Diversified Financial Services, Mexico
Grenada Government Bond 3.9%
Diversified Financial Services, Grenada
Colombia Government Bond 3.2%
Diversified Financial Services, Colombia
Provincia del Chubut Argentina 3.2%
Municipal Bonds, Argentina
Uruguay Government Bond 3.0%
Diversified Financial Services, Uruguay
Angola Government Bond 2.9%
Diversified Financial Services, Angola
Dominican Republic Government Bond 2.9%
Diversified Financial Services, Dominican
Republic
Development Bank of the Republic of Belarus
JSC 2.6%
Banks, Belarus
Iraq Government Bond 2.6%
Diversified Financial Services, Iraq
Russia Government Bond 2.5%
Diversified Financial Services, Russia
CFA
®
is a trademark owned by CFA Institute.

Franklin Emerging Market Debt Opportunities Fund
5
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Annual Report
economic conditions. These opinions may not be relied upon
as investment advice or an offer for a particular security. The information is not a complete analysis of every aspect of any market, country, industry, security or the Fund. Statements of fact are from sources considered reliable, but the investment manager makes no representation or warranty as to their
completeness or accuracy. Although historical performance
is no guarantee of future results, these insights may help you understand our investment management philosophy.

Performance Summary as of July 31, 2021
Franklin Emerging Market Debt Opportunities Fund
6
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Annual Report
The performance table and graph do not reflect any taxes that a shareholder would pay on Fund dividends, capital gain distributions, if any, or any realized gains on the sale of Fund shares. Total return reflects reinvestment of the Fund’s dividends and capital gain distributions, if any, and any unrealized gains or losses. Your dividend income will vary depending on dividends or interest paid by securities in the Fund’s portfolio, adjusted for operating expenses. Capital gain distributions are net profits realized from the sale of portfolio securities.
Performance as of 7 /31/21
1
Performance data represent past performance, which does not guarantee future results. Investment return and principal value will fluctuate, and you may have a gain or loss when you sell your shares. Current performance may differ from figures shown. For most recent month-end performance, go to ftinstitutional.com or call a Franklin Templeton Institutional Services representative at (800) 321-8563 .
Cumulative
Total Return
2
Average Annual
Total Return
3
–
1-Year
4
+15.23% +15.23%
5-Year +32.85% +5.84%
10-Year +59.55% +4.78%
See page 8 for Performance Summary footnotes.

Franklin Emerging Market Debt Opportunities Fund
Performance Summary
7
ftinstitutional.com
Annual Report
See page 8 for Performance Summary footnotes.
Total Return Index Comparison for a Hypothetical $50,000 Investment
1
Total return represents the change in value of an investment over the periods shown. It includes any applicable maximum sales charge, Fund expenses, account fees and reinvested distributions. The unmanaged indexes include reinvestment of any income or distributions. They differ from the Fund in composition and do not pay management fees or expenses. One cannot invest directly in an index.
8/1/11–7/31/21

Franklin Emerging Market Debt Opportunities Fund
Performance Summary
8
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Annual Report
All investments involve risks, including possible loss of principal. Special risks are associated with foreign investing including currency volatility, economic instability, and social and political developments of countries where the Fund invests. Investments in emerging markets involve heightened risks related to the same factors, in addition to those associated with these markets’ smaller size, lesser liquidity and lack of established legal, political, business and social frameworks to support securities markets. The risks associated with higher yielding, lower rated securities include higher risk of default and loss of principal. In addition, interest rate movements will affect the Fund’s share price and yield. Prices of debt securities generally move in the opposite direction of interest rates.
Thus, as prices of debt securities in the Fund adjust to a rise in interest rates, the Fund’s share price may decline. Events such as the spread of deadly diseases, disasters, and financial, political or social disruptions, may heighten risks and adversely affect performance. The Fund’s prospectus also includes a description of the main investment risks.
1. The Fund has an expense reduction, a waiver related to the management fee paid by a Fund subsidiary and a fee waiver associated with any investments it makes in a
Franklin Templeton money fund and/or other Franklin Templeton fund, contractually guaranteed through 11/30/21. Fund investment results reflect the expense reduction and fee waivers; without these reductions, the results would have been lower.
2. Cumulative total return represents the change in value of an investment over the periods indicated.
3. Average annual total return represents the average annual change in value of an investment over the periods indicated. Return for less than one year, if any, has not been annualized.
4. Total return information is based on net asset values calculated for shareholder transactions. Certain adjustments were made to the net assets of the Fund at 07/31/20 for financial reporting purposes. Accordingly, adjusted total returns have been disclosed in the Financial Highlights and differ from those reported here.
5. Source: Morningstar: The JPM EMBI Global Diversified Index is a uniquely weighted version of the JPM EMBI Global Index, which tracks total returns for U.S.
dollar-denominated debt instruments issued by emerging market sovereign and quasi-sovereign entities: Brady bonds, loans and Eurobonds. The index includes all countries except those that have been classified by the World Bank as high income for the past two consecutive years. The diversified index limits the weights of those index countries with larger debt stocks by only including specified portions of these countries’ eligible current face amounts of debt outstanding. The JPM EMBI Global Diversified ex-GCC
Index tracks total returns for U.S. dollar-denominated debt instruments issued by emerging market sovereign and quasi-sovereign entities, excluding Saudi Arabia, Qatar, the United Arab Emirates, Bahrain and Kuwait. Due to data availability, performance for the JPM EMBI Global Diversified ex-GCC Index is shown starting 12/31/15 using the
Fund’s value on that date. The ICE BofA EMCB (100% US$ Hedged) tracks the performance of U.S. dollar-denominated and euro-denominated emerging market non-
sovereign debt publicly issued within the major domestic and Eurobond markets.
6. Source: J.P. Morgan. The JPM GBI-EM Broad Diversified Index (US$ Unhedged) tracks local currency bonds issued by emerging markets. Weightings among countries are more evenly distributed within the index than in the global diversified index.
7. Figures are as stated in the Fund’s current prospectus and may differ from the expense ratios disclosed in the Your Fund’s Expenses and Consolidated Financial Highlights
sections in this report. In periods of market volatility, assets may decline significantly, causing total annual Fund operating expenses to become higher than the figures shown.
See www.franklintempletondatasources.com for additional data provider information.
Total Annual Operating Expenses
7
With Fee
Waiver
Without Fee
Waiver
1.02% 1.06%

Your Fund’s Expenses
Franklin Emerging Market Debt Opportunities Fund
9
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Annual Report
As a Fund shareholder, you can incur two types of costs: (1) transaction costs, including sales charges (loads) on Fund purchases and redemptions, if applicable; and (2) ongoing Fund costs, including management fees, distribution and service
(12b-1) fees, if applicable, and other Fund expenses. All mutual funds have ongoing costs, sometimes referred to as operating expenses. The table below shows ongoing costs of investing in the Fund and can help you understand these costs and compare them with those of other mutual funds. The table assumes a $1,000 investment held for the six months indicated.
Actual Fund Expenses
The table below provides information about actual account values and actual expenses in the columns under the heading
“Actual.” In these columns the Fund’s actual return, which includes the effect of Fund expenses, is used to calculate the
“Ending Account Value”. You can estimate the expenses you paid during the period by following these steps ( of course, your account value and expenses will differ from those in this illustration ): Divide your account value by $1,000 ( if your account had an $8,600 value, then $8,600 ÷ $1,000 = 8.6 ). Then multiply the result by the number in the row under the headings “Actual”
and “Expenses Paid During Period” ( if Actual Expenses Paid During Period were $7.50, then 8.6 x $7.50 =$64.50 ). In this illustration, the actual expenses paid this period are $64.50.
Hypothetical Example for Comparison with Other Funds
Under the heading “Hypothetical” in the table, information is provided about hypothetical account values and hypothetical expenses based on the Fund’s actual expense ratio and an assumed rate of return of 5% per year before expenses, which is not the Fund’s actual return. This information may not be used to estimate the actual ending account balance or expenses you paid for the period, but it can help you compare ongoing costs of investing in the Fund with those of other funds. To do so, compare this 5% hypothetical example with the 5% hypothetical examples that appear in the shareholder reports of other funds.
Please note that expenses shown in the table are meant to highlight ongoing costs and do not reflect any transactional costs.
Therefore, information under the heading “Hypothetical” is useful in comparing ongoing costs only, and will not help you compare total costs of owning different funds. In addition, if transactional costs were included, your total costs would have been higher.
1. Expenses are equal to the annualized expense ratio for the six-month period as indicated above—in the far right column—multiplied by the simple average account value over the period indicated, and then multiplied by 181/365 to reflect the one-half year period.
2. Reflects expenses after fee waivers and expense reimbursements. Does not include acquired fund fees and expenses.
Actual
(actual return after expenses)
Hypothetical
(5% annual return before expenses)
Beginning
Account
Value 2/1/21
Ending
Account
Value 7/31/21
Expenses
Paid During
Period
2/1/21–7/31/21
1,2
Ending
Account
Value 7/31/21
Expenses
Paid During
Period
2/1/21–7/31/21
1,2
a
Net
Annualized
Expense
Ratio
2
$1,000 $1,026.25 $5.02 $1,019.84 $5.01 1.00%

Franklin Global Trust
Consolidated Financial Highlights
Franklin Emerging Market Debt Opportunities Fund
ftinstitutional.com
Annual Report The accompanying notes are an integral part of these consolidated financial statements.
10
a
Year Ended July 31,
2021 2020 2019 2018 2017
Per share operating performance
(for a share outstanding throughout the year)
Net asset value, beginning of year ................... $10.19 $11.66 $11.68 $11.68 $10.76
Income from investment operations
a
:
Net investment income
b
......................... 0.71 0.97 0.97 0.86 0.83
Net realized and unrealized gains (losses) ........... 0.83 (1.64) (0.13) (0.36) 0.17
Total from investment operations .................... 1.54 (0.67) 0.84 0.50 1.00
Less distributions from:
Net investment income and net foreign currency gains .. — (0.80) (0.86) (0.47) —
Net realized gains ............................. — — — (0.03) (0.08)
Total distributions — (0.80) (0.86) (0.50) (0.08)
Net asset value, end of year ....................... $11.73 $10.19 $11.66 $11.68 $11.68
Total return .................................... 15.11% (6.24)% 8.04% 4.04% 9.40%
Ratios to average net assets
Expenses before waiver and payments by affiliates ...... 1.24% 1.15% 1.11% 1.09% 1.07%
Expenses net of waiver and payments by affiliates
c
...... 1.00% 1.00% 1.00% 1.00% 1.00%
Net investment income ........................... 6.34% 8.95% 8.58% 7.31% 7.43%
Supplemental data
Net assets, end of year (000’s) ..................... $135,374 $111,159 $387,888 $518,344 $514,406
Portfolio turnover rate ............................ 61.28% 34.71% 14.29% 33.70% 29.45%
a
The amount shown for a share outstanding throughout the period may not correlate with the Consolidated Statement of Operations for the period due to the timing of sales and repurchases of the Fund’s shares in relation to income earned and/or fluctuating fair value of the investments of the Fund.
b
Based on average daily shares outstanding.
c
Benefit of expense reduction rounds to less than 0.01%.

Franklin Global Trust
Consolidated Statement of Investments, July 31, 2021
Franklin Emerging Market Debt Opportunities Fund
ftinstitutional.com
The accompanying notes are an integral part of these consolidated financial statements. Annual Report
11
0
a a
Country Shares
a
Value
a a a a a a
Common Stocks 0.0%
Diversified Financial Services 0.0%
a,b,c
Astana Finance JSC, GDR, 144A ......................... Kazakhstan 193,625 $ —
Multiline Retail 0.0%
a,b,c
K2016470219 South Africa Ltd., A ......................... South Africa 55,882,058 —
a,b,c
K2016470219 South Africa Ltd., B ......................... South Africa 5,561,052 —
—
Total Common Stocks (Cost $433,378) .........................................
—
Warrants
Warrants 2.6%
Diversified Financial Services 2.6%
d,e
Ukraine Government, VRI, GDP Linked Security, Senior Bond, Reg
S, 5/31/40 ......................................... Ukraine 2,000,000 2,335,990
a,b,f
Venezuela Government, Oil Value Recovery, 4/15/20 ........... Venezuela 925,920 1,126,258
3,462,248
Total Warrants (Cost $18,386,506) .............................................
3,462,248
Units
Private Limited Partnership Funds 0.0%
Capital Markets 0.0%
a,b,c,f,g
Global Distressed Alpha Fund III LP ....................... United States 4,424,861 —
Total Private Limited Partnership Funds (Cost $4,600,000) .......................
—
Principal
Amount
*
Quasi-Sovereign Bonds 7.0%
Banks 2.6%
d
Development Bank of the Republic of Belarus JSC , Senior Note ,
144A, 12% , 5/15/22 .................................. Belarus 8,900,000 BYN 3,546,600
Diversified Financial Services 0.0%
†
a,c
Astana Finance JSC , Secured Note , 144A, Zero Cpn ., 12/22/24 .. Kazakhstan 136,566 1,366
a,c,h,i
Sphynx Capital Markets PCC (National Investment Bank of Ghana) ,
PTN , Secured Note , Reg S, Zero Cpn ., 2/05/09 ............. Ghana 8,000,000 —
1,366
Municipal Bonds 3.2%
d
Provincia del Chubut Argentina , 144A, 7.75% , 7/26/26 .......... Argentina 5,377,000 4,315,042
Oil, Gas & Consumable Fuels 0.7%
d
Citgo Holding, Inc. , Senior Secured Note , 144A, 9.25% , 8/01/24 .. Venezuela 1,000,000 998,670
Transportation Infrastructure 0.5%
d,j
PA Autopista Rio Magdalena , Index Linked, Senior Secured Bond ,
144A, 6.05% , 6/15/36 ................................. Colombia 2,600,000,000 COP 645,307
Total Quasi-Sovereign Bonds (Cost $13,568,472) ................................
9,506,985
Corporate Bonds 12.6%
Airlines 0.9%
d
Pegasus Hava Tasimaciligi A/S , Senior Note , 144A, 9.25% , 4/30/26 Turkey 1,200,000 1,271,615
Banks 1.9%
d
Akbank TAS , Sub. Bond , 144A, 6.797% to 4/27/23, FRN thereafter ,
4/27/28 ........................................... Turkey 1,300,000 1,317,563

Franklin Global Trust
Consolidated Statement of Investments
Franklin Emerging Market Debt Opportunities Fund
(continued)
ftinstitutional.com
Annual Report The accompanying notes are an integral part of these consolidated financial statements.
12
a a
Country
Principal
Amount
*
a
Value
a a a a a
Corporate Bonds
(continued)
Banks (continued)
d
Fidelity Bank plc , Senior Note , 144A, 10.5% , 10/16/22 .......... Nigeria 1,100,000 $ 1,183,341
2,500,904
Capital Markets 0.9%
d
Georgia Capital JSC , Senior Note , 144A, 6.125% , 3/09/24 ....... Georgia 1,200,000 1,221,000
Chemicals 0.9%
d
Braskem Idesa SAPI , Senior Secured Note , 144A, 7.45% , 11/15/29 Mexico 1,200,000 1,243,704
Construction & Engineering 0.8%
d
IHS Netherlands Holdco BV , Senior Note , 144A, 8% , 9/18/27 ..... Nigeria 1,000,000 1,075,000
Food Products 2.0%
d
Frigorifico Concepcion SA , Senior Secured Note , 144A, 7.7% ,
7/21/28 ........................................... Paraguay 1,350,000 1,406,734
d
MHP Lux SA , Senior Note , 144A, 6.95% , 4/03/26 ............. Ukraine 1,200,000 1,266,174
2,672,908
Metals & Mining 1.7%
d
CSN Inova Ventures , Senior Note , 144A, 6.75% , 1/28/28 ........ Brazil 1,000,000 1,105,595
d,k
Petra Diamonds US Treasury plc , Senior Secured Note , 144A, PIK,
10.5% , 3/08/26 ..................................... South Africa 1,250,000 1,255,521
2,361,116
Multiline Retail 0.0%
a,d,k
K2016470219 South Africa Ltd. , Senior Secured Note , 144A, PIK,
3% , 12/31/22 ....................................... South Africa 4,700,782 —
a,d,k
K2016470260 South Africa Ltd. , Senior Secured Note , 144A, PIK,
25% , 12/31/22 ...................................... South Africa 1,685,572 —
—
Oil, Gas & Consumable Fuels 2.4%
d
MC Brazil Downstream Trading SARL , Senior Secured Note , 144A,
7.25% , 6/30/31 ..................................... Brazil 850,000 883,745
d
Medco Oak Tree Pte. Ltd. , Senior Secured Note , 144A, 7.375% ,
5/14/26 ........................................... Indonesia 770,000 818,860
d
Tullow Oil plc ,
Senior Note, 144A, 7%, 3/01/25 ........................ Ghana 1,402,000 1,218,058
Senior Secured Note, 144A, 10.25%, 5/15/26 .............. Ghana 300,000 313,341
3,234,004
Wireless Telecommunication Services 1.1%
d
Telecommunications Services of Trinidad & Tobago Ltd. , Senior
Secured Note , 144A, 8.875% , 10/18/29 ...................
Trinidad and
Tobago 1,370,000 1,469,804
Total Corporate Bonds (Cost $22,358,940) ......................................
17,050,055
a
l
Loan Participations and Assignments 3.0%
d
Alfa Bank AO Via Alfa Bond Issuance plc, Sub. Bond, 144A, 5.95%
to 4/15/25, FRN thereafter, 4/15/30 ....................... Russia 1,350,000 1,416,396
Global Distressed Alpha Fund III LP,
a,c,f,k,m
PIK, 12%, Perpetual .................................. United States 854,422 373,057
d
Oilflow SPV 1 DAC, Senior Secured Note, 144A, 12%, 1/13/22 ... Iraq 1,003,144 1,018,191
d
State Savings Bank of Ukraine Via SSB #1 plc, Senior Note, 144A,
9.625%, 3/20/25 ..................................... Ukraine 1,160,000 1,258,037
Total Loan Participations and Assignments (Cost $4,397,544) ....................
4,065,681

Franklin Global Trust
Consolidated Statement of Investments
Franklin Emerging Market Debt Opportunities Fund
(continued)
ftinstitutional.com
The accompanying notes are an integral part of these consolidated financial statements. Annual Report
13
a a
Country
Principal
Amount
*
a
Value
a a a a a a
Foreign Government and Agency Securities 65.1%
d
Angola Government Bond, Senior Bond, 144A, 8%, 11/26/29 ..... Angola 3,780,000 $ 3,922,695
Argentina Government Bond,
Senior Note, 1%, 7/09/29 .............................. Argentina 150,490 58,089
Senior Note, 0.125%, 7/09/30 ........................... Argentina 1,370,020 501,428
Senior Bond, 0.125%, 7/09/35 .......................... Argentina 2,509,979 815,768
d
Armenia Government Bond, Senior Bond, 144A, 7.15%, 3/26/25 .. Armenia 1,100,000 1,253,980
d
Asian Infrastructure Investment Bank (The), Senior Note, Reg S,
16%, 9/14/21 ....................................... Supranational
n
17,118,000 TRY 2,018,534
Banque Centrale de Tunisie International Bond,
d
Senior Note, Reg S, 6.375%, 7/15/26 ..................... Tunisia 550,000 EUR 554,775
Senior Bond, 4.2%, 3/17/31 ............................ Tunisia 270,000,000 JPY 1,538,842
d
Banque Ouest Africaine de Developpement , Senior Bond, 144A,
4.7%, 10/22/31 ..................................... Supranational
n
1,150,000 1,251,443
d
Belarus Government Bond, Senior Note, 144A, 6.875%, 2/28/23 .. Belarus 1,000,000 1,006,080
d
Benin Government Bond, Senior Bond, 144A, 4.875%, 1/19/32 ... Benin 1,400,000 EUR 1,648,327
Brazil Government Bond, Senior Bond, 4.5%, 5/30/29 .......... Brazil 2,000,000 2,141,720
d
Cameroon Government Bond, Senior Bond, 144A, 5.95%, 7/07/32 Cameroon 300,000 EUR 351,932
Colombia Government Bond,
Senior Bond, 9.85%, 6/28/27 ........................... Colombia 7,100,000,000 COP 2,183,204
Senior Bond, 3%, 1/30/30 ............................. Colombia 2,200,000 2,160,939
d
Costa Rica Government Bond, Senior Bond, 144A, 7.158%, 3/12/45 Costa Rica 750,000 798,570
d
Dominican Republic Government Bond,
Senior Note, 144A, 8.9%, 2/15/23 ....................... Dominican
Republic 134,000,000 DOP 2,480,618
Senior Bond, 144A, 6.4%, 6/05/49 ....................... Dominican
Republic 1,300,000 1,415,063
d
Egypt Government Bond,
Senior Bond, 144A, 7.625%, 5/29/32 ..................... Egypt 900,000 952,642
Senior Bond, 144A, 7.5%, 2/16/61 ....................... Egypt 1,500,000 1,400,820
d
El Salvador Government Bond, Senior Bond, Reg S, 7.65%, 6/15/35 El Salvador 2,900,000 2,552,029
d
Ethiopia Government Bond, Senior Bond, 144A, 6.625%, 12/11/24 Ethiopia 2,550,000 2,281,875
European Bank for Reconstruction & Development, Senior Note,
6.45%, 12/13/22 ..................................... Supranational
n
7,600,000,000 IDR 539,817
d
Gabon Government Bond,
Senior Bond, 144A, 6.95%, 6/16/25 ...................... Gabon 1,400,000 1,521,884
Senior Bond, 144A, 6.625%, 2/06/31 ..................... Gabon 800,000 804,240
Ghana Government Bond, 18.25%, 7/25/22 .................. Ghana 11,000,000 GHS 1,866,717
d
Grenada Government Bond,
144A, 7%, 5/12/30 ................................... Grenada 5,074,475 4,348,825
Reg S, 7%, 5/12/30 .................................. Grenada 1,099,602 942,359
d
Honduras Government Bond, Senior Bond, 144A, 5.625%, 6/24/30 Honduras 1,200,000 1,258,500
d
Indonesia Government Bond, Senior Bond, Reg S, 4.35%, 1/08/27 Indonesia 1,150,000 1,307,296
Inter-American Development Bank, GDP Linked Security, Senior
Note, 7.875%, 3/14/23 ................................ Supranational
n
32,000,000,000 IDR 2,330,518
International Finance Corp., 7.5%, 10/29/21 ................. Supranational
n
3,900,000 GEL 1,255,650
d
Iraq Government Bond, Reg S, 5.8%, 1/15/28 ................ Iraq 3,648,125 3,498,643
Jamaica Government Bond, Senior Bond, 7.875%, 7/28/45 ...... Jamaica 1,150,000 1,607,125
d
Jordan Government Bond, Senior Bond, 144A, 5.85%, 7/07/30 ... Jordan 1,850,000 1,921,132
Kazakhstan Government Bond, Senior Bond, 5%, 5/15/23 ....... Kazakhstan 509,300,000 KZT 1,112,187
Kenya Government Bond, 12.5%, 5/12/25 ................... Kenya 177,250,000 KES 1,751,408
Mexico Government Bond,
Senior Bond, 3.75%, 1/11/28 ........................... Mexico 1,500,000 1,650,682
M, 8%, 11/07/47 ..................................... Mexico 57,710,000 MXN 3,014,448
j
Mexico Udibonos , S, Index Linked, 4%, 11/30/28 .............. Mexico 30,930,726 MXN 1,714,783
d
Mozambique Government Bond, 144A, 5% to 9/15/23, 9% thereafter,
9/15/31 ........................................... Mozambique 1,750,000 1,495,550
d
Pakistan Government Bond, Senior Bond, 144A, 7.375%, 4/08/31 . Pakistan 1,300,000 1,309,133
d
Paraguay Government Bond, Senior Bond, 144A, 4.95%, 4/28/31 . Paraguay 1,200,000 1,378,500

Franklin Global Trust
Consolidated Statement of Investments
Franklin Emerging Market Debt Opportunities Fund
(continued)
ftinstitutional.com
Annual Report The accompanying notes are an integral part of these consolidated financial statements.
14
a a
Country
Principal
Amount
*
a
Value
a a a a a a
Foreign Government and Agency Securities
(continued)
Russia Government Bond,
7.65%, 4/10/30 ..................................... Russia 139,927,000 RUB $ 2,030,738
d
Senior Bond, 144A, 5.625%, 4/04/42 ..................... Russia 1,000,000 1,302,520
d
Saderea DAC, Senior Secured Bond, Reg S, 12.5%, 11/30/26 .... Ghana 597,349 649,616
South Africa Government Bond, Senior Bond, 7%, 2/28/31 ...... South Africa 43,100,000 ZAR 2,536,185
d
Southern Gas Corridor CJSC, Senior Bond, 144A, 6.875%, 3/24/26 Azerbaijan 1,050,000 1,247,925
d,h
Suriname Government Bond,
Senior Bond, 144A, 9.25%, 10/26/26 ..................... Suriname 2,750,000 1,751,750
o
144A, FRN, 12.875%, 12/30/23 ......................... Suriname 1,400,000 896,000
Turkey Government Bond, Senior Bond, 4.875%, 4/16/43 ....... Turkey 1,600,000 1,290,760
j
Uruguay Government Bond, Index Linked, Senior Bond, 3.7%,
6/26/37 ........................................... Uruguay 156,641,565 UYU 4,028,262
d
Uzbekistan Government Bond,
Senior Note, 144A, 14.5%, 11/25/23 ...................... Uzbekistan 6,200,000,000 UZS 595,845
Senior Note, 144A, 14%, 7/19/24 ........................ Uzbekistan 19,820,000,000 UZS 1,874,016
Total Foreign Government and Agency Securities (Cost $92,805,169) ..............
88,122,387
Total Long Term Investments (Cost $156,550,009) ...............................
122,207,356
a
Short Term Investments 7.8%
a a
Country
Principal
Amount
*
a
Value
a a a a a a
Foreign Government and Agency Securities 2.5%
p
Egypt Treasury Bills ,
8/17/21 ........................................... Egypt 14,000,000 EGP 889,988
8/31/21 ........................................... Egypt 23,100,000 EGP 1,462,191
2,352,179
p
Kazakhstan Treasury Bills, 1/20/22 ........................ Kazakhstan 503,900,000 KZT 1,138,457
Total Foreign Government and Agency Securities (Cost $3,488,369) ...............
3,490,636
Shares
a
Money Market Funds 5.3%
q,r
Institutional Fiduciary Trust - Money Market Portfolio, 0.01% ..... United States 7,120,269 7,120,269
Total Money Market Funds (Cost $7,120,269) ...................................
7,120,269
Total Short Term Investments (Cost $10,608,638 ) ................................
10,610,905
a
Total Investments (Cost $167,158,647) 98.1% ...................................
$132,818,261
Other Assets, less Liabilities 1.9% .............................................
2,555,460
Net Assets 100.0% ...........................................................
$135,373,721

Franklin Global Trust
Consolidated Statement of Investments
Franklin Emerging Market Debt Opportunities Fund
(continued)
ftinstitutional.com
The accompanying notes are an integral part of these consolidated financial statements. Annual Report
15
At July 31, 2021, the Fund had the following forward exchange contracts outstanding. See Note 1(c).
See Note 11 regarding other derivative information.
*
The principal amount is stated in U.S. dollars unless otherwise indicated.
†
Rounds to less than 0.1% of net assets.
a
Fair valued using significant unobservable inputs. See Note 13 regarding fair value measurements.
b
Non-income producing.
c
See Note 10 regarding restricted securities.
d
Security was purchased pursuant to Rule 144A or Regulation S under the Securities Act of 1933. 144A securities may be sold in transactions exempt from registration only to qualified institutional buyers or in a public offering registered under the Securities Act of 1933. Regulation S securities cannot be sold in the United States without either an effective registration statement filed pursuant to the Securities Act of 1933, or pursuant to an exemption from registration. At July 31, 2021, the aggregate value of these securities was $84,577,405, representing 62.5% of net assets.
e
The principal represents the notional amount. See Note 1(c) regarding value recovery instruments.
f
The security is owned by Alternative Strategies (FT) Ltd., a wholly-owned subsidiary of the Fund. See Note 1(f).
g
The Global Distressed Alpha Fund III LP is a fund focused on the purchase of and the recovery on private distressed commercial, sovereign and sovereign-related debt claims around the world, principally in Africa and Asia.
h
See Note 7 regarding credit risk and defaulted securities.
i
Represents claims that have been filed with a Ghanaian court against National Investment Bank of Ghana.
j
Principal amount of security is adjusted for inflation. See Note 1(h).
k
Income may be received in additional securities and/or cash.
l
See Note 1(d) regarding loan participations and assignments.
m
Perpetual security with no stated maturity date.
n
A supranational organization is an entity formed by two or more central governments through international treaties.
o
The coupon rate shown represents the rate at period end.
p
The security was issued on a discount basis with no stated coupon rate.
q
See Note 3(d) regarding investments in affiliated management investment companies.
r
The rate shown is the annualized seven-day effective yield at period end.
Forward Exchange Contracts
Currency
Counter-
party
a
Type Quantity
Contract
Amount *
Settlement
Date
Unrealized
Appreciation
Unrealized
Depreciation
A a a a a a a a
OTC Forward Exchange Contracts
Euro ............. CITI Sell 2,180,000 2,638,967 9/14/21 $ 53,068 $ (2,212)
Japanese Yen ...... RBCCM Sell 180,000,000 1,643,482 9/14/21 2,172 —
Total Forward Exchange Contracts ................................................... $55,240 $(2,212)
Net unrealized appreciation (depreciation) ............................................ $53,028
*
In U.S. dollars unless otherwise indicated.
a
May be comprised of multiple contracts with the same counterparty, currency and settlement date.
See Abbreviations on page 32 .

Franklin Global Trust
Consolidated Financial Statements
Consolidated Statement of Assets and Liabilities
July 31, 2021
ftinstitutional.com
Annual Report The accompanying notes are an integral part of these consolidated financial statements.
16
Franklin
Emerging
Market Debt
Opportunities
Fund
Assets:
Investments in securities:
Cost - Unaffiliated issuers ................................................................... $160,038,378
Cost - Non-controlled affiliates (Note 3 d ) ........................................................ 7,120,269
Value - Unaffiliated issuers .................................................................. $125,697,992
Value - Non-controlled affiliates (Note 3 d ) ....................................................... 7,120,269
Cash .................................................................................... 81,547
Restricted currency, at value (cost $284,587) (Note 1e) .............................................. 173,982
Foreign currency, at value (cost $203,348) ........................................................ 203,068
Receivables:
Capital shares sold ........................................................................ 265,969
Interest ................................................................................. 2,053,655
Unrealized appreciation on OTC forward exchange contracts .......................................... 55,240
Total assets .......................................................................... 135,651,722
Liabilities:
Payables:
Investment securities purchased .............................................................. 4,905
Capital shares redeemed ................................................................... 48,250
Management fees ......................................................................... 60,460
Transfer agent fees ........................................................................ 9,633
Reports to shareholders .................................................................... 17,783
Professional fees ......................................................................... 57,313
Trustees' fees and expenses ................................................................. 10,489
Unrealized depreciation on OTC forward exchange contracts .......................................... 2,212
Deferred tax ............................................................................... 30,159
Accrued expenses and other liabilities ........................................................... 36,797
Total liabilities ......................................................................... 278,001
Net assets, at value ................................................................. $135,373,721
Net assets consist of:
Paid-in capital ............................................................................. $241,969,073
Total distributable earnings (losses) ............................................................. (106,595,352)
Net assets, at value ................................................................. $135,373,721
Shares outstanding ......................................................................... 11,545,322
Net asset value and maximum offering price per share ............................................... $11.73

Franklin Global Trust
Consolidated Financial Statements
Consolidated Statement of Operations
for the year ended July 31, 2021
ftinstitutional.com
The accompanying notes are an integral part of these consolidated financial statements. Annual Report
17
Franklin
Emerging
Market Debt
Opportunities
Fund
Investment income:
Dividends:
Non-controlled affiliates (Note 3 d ) ............................................................. $285
Interest: (net of foreign taxes of $6,550)
Unaffiliated issuers ........................................................................ 8,199,118
Total investment income ................................................................... 8,199,403
Expenses:
Management fees (Note 3 a ) ................................................................... 948,461
Transfer agent fees (Note 3 c ) .................................................................. 43,242
Custodian fees (Note 4 ) ...................................................................... 11,316
Reports to shareholders ...................................................................... 23,262
Registration and filing fees .................................................................... 39,078
Professional fees ........................................................................... 303,257
Trustees' fees and expenses .................................................................. 15,702
Other .................................................................................... 6,024
Total expenses ......................................................................... 1,390,342
Expense reductions (Note 4 ) ............................................................... (293)
Expenses waived/paid by affiliates (Note 3 d and 3 e ) ............................................. (271,847)
Net expenses ......................................................................... 1,118,202
Net investment income ................................................................ 7,081,201
Realized and unrealized gains (losses):
Net realized gain (loss) from:
Investments:
Unaffiliated issuers ...................................................................... (16,137,038)
Foreign currency transactions ................................................................ (7,388)
Forward exchange contracts ................................................................. (44,230)
Net realized gain (loss) .................................................................. (16,188,656)
Net change in unrealized appreciation (depreciation) on:
Investments:
Unaffiliated issuers ...................................................................... 24,643,802
Translation of other assets and liabilities denominated in foreign currencies .............................. (132,476)
Forward exchange contracts ................................................................. 160,366
Change in deferred taxes on unrealized appreciation ............................................... 9,704
Net change in unrealized appreciation (depreciation) ............................................ 24,681,396
Net realized and unrealized gain (loss) ............................................................ 8,492,740
Net increase (decrease) in net assets resulting from operations .......................................... $15,573,941

Franklin Global Trust
Consolidated Financial Statements
Consolidated Statements of Changes in Net Assets
ftinstitutional.com
Annual Report The accompanying notes are an integral part of these consolidated financial statements.
18
Franklin Emerging Market Debt Opportunities
Fund
Year Ended
July 31, 2021
Year Ended
July 31, 2020
Increase (decrease) in net assets:
Operations:
Net investment income ................................................. $7,081,201 $28,477,507
Net realized gain (loss) ................................................. (16,188,656) (73,570,850)
Net change in unrealized appreciation (depreciation) ........................... 24,681,396 324,565
Net increase (decrease) in net assets resulting from operations ................ 15,573,941 (44,768,778)
Distributions to shareholders .............................................. — (26,830,938)
Capital share transactions (Note 2 ) .......................................... 8,641,059 (205,129,644)
a
Net increase (decrease) in net assets ................................... 24,215,000 (276,729,360)
Net assets:
Beginning of year ....................................................... 111,158,721 387,888,081
End of year ........................................................... $135,373,721 $111,158,721
a
Includes reimbursement from affiliated parties of $556,493. See Note 3(f).

Franklin Global Trust
19
ftinstitutional.com
Annual Report
Notes to Consolidated Financial Statements
Franklin Emerging Market Debt Opportunities Fund
1. Organization and Significant Accounting Policies
Franklin Global Trust (Trust) is registered under the
Investment Company Act of 1940 (1940 Act) as an open-
end management investment company, consisting of three
separate funds and applies the specialized accounting and
reporting guidance in U.S. Generally Accepted Accounting
Principles (U.S. GAAP). Franklin Emerging Market Debt
Opportunities Fund (Fund) is included in this report.
The following summarizes the Fund’s significant accounting
policies.
a. Financial Instrument Valuation
The Fund's investments in financial instruments are carried
at fair value daily. Fair value is the price that would be
received to sell an asset or paid to transfer a liability in an orderly transaction between market participants on the
measurement date. The Fund calculates the net asset
value (NAV) per share each business day as of 4 p.m.
Eastern time or the regularly scheduled close of the New
York Stock Exchange (NYSE), whichever is earlier. Under
compliance policies and procedures approved by the Trust's
Board of Trustees (the Board), the Fund's administrator has
responsibility for oversight of valuation, including leading the cross-functional Valuation Committee (VC). The Fund
may utilize independent pricing services, quotations from
securities and financial instrument dealers, and other market sources to determine fair value.
Equity securities listed on an exchange or on the NASDAQ
National Market System are valued at the last quoted sale
price or the official closing price of the day, respectively.
Foreign equity securities are valued as of the close of trading on the foreign stock exchange on which the security is
primarily traded, or as of 4 p.m. Eastern time. The value is then converted into its U.S. dollar equivalent at the foreign exchange rate in effect at 4 p.m. Eastern time on the day
that the value of the security is determined. Over-the-counter
(OTC) securities are valued within the range of the most
recent quoted bid and ask prices. Securities that trade
in multiple markets or on multiple exchanges are valued
according to the broadest and most representative market.
Certain equity securities are valued based upon fundamental
characteristics or relationships to similar securities.
Debt securities generally trade in the OTC market rather
than on a securities exchange. The Fund's pricing services
use multiple valuation techniques to determine fair value. In instances where sufficient market activity exists, the pricing services may utilize a market-based approach through
which quotes from market makers are used to determine
fair value. In instances where sufficient market activity
may not exist or is limited, the pricing services also utilize proprietary valuation models which may consider market
characteristics such as benchmark yield curves, credit
spreads, estimated default rates, anticipated market interest rate volatility, coupon rates, anticipated timing of principal repayments, underlying collateral, and other unique security features in order to estimate the relevant cash flows, which are then discounted to calculate the fair value. Securities
denominated in a foreign currency are converted into their
U.S. dollar equivalent at the foreign exchange rate in effect at 4 p.m. Eastern time on the date that the values of the
foreign debt securities are determined.
Investments in open-end mutual funds are valued at the
closing NAV. Investments in repurchase agreements are
valued at cost, which approximates fair value.
Certain derivative financial instruments trade in the OTC
market. The Fund's pricing services use various techniques
including industry standard option pricing models and
proprietary discounted cash flow models to determine the
fair value of those instruments. The Fund's net benefit or
obligation under the derivative contract, as measured by the fair value of the contract, is included in net assets.
The Fund has procedures to determine the fair value of
financial instruments for which market prices are not reliable or readily available. Under these procedures, the Fund
primarily employs a market-based approach which may
use related or comparable assets or liabilities, recent
transactions, market multiples, book values, and other
relevant information for the investment to determine the
fair value of the investment. An income-based valuation
approach may also be used in which the anticipated future
cash flows of the investment are discounted to calculate
fair value. Discounts may also be applied due to the nature
or duration of any restrictions on the disposition of the
investments. Due to the inherent uncertainty of valuations of such investments, the fair values may differ significantly from the values that would have been used had an active market
existed.
Trading in securities on foreign securities stock exchanges
and OTC markets may be completed before 4 p.m. Eastern
time. In addition, trading in certain foreign markets may not take place on every Fund's business day. Events can occur

Franklin Global Trust
Notes to Consolidated Financial Statements
20
ftinstitutional.com
Annual Report
Franklin Emerging Market Debt Opportunities Fund
(continued)
between the time at which trading in a foreign security
is completed and 4 p.m. Eastern time that might call into
question the reliability of the value of a portfolio security held by the Fund. As a result, differences may arise between the
value of the Fund's portfolio securities as determined at the foreign market close and the latest indications of value at
4 p.m. Eastern time. In order to minimize the potential for
these differences, an independent pricing service may be
used to adjust the value of the Fund's portfolio securities to the latest indications of fair value at 4 p.m. Eastern time.
When the last day of the reporting period is a non-business
day, certain foreign markets may be open on those days
that the Fund's NAV is not calculated, which could result
in differences between the value of the Fund's portfolio
securities on the last business day and the last calendar day of the reporting period. Any security valuation changes due
to an open foreign market are adjusted and reflected by the
Fund for financial reporting purposes.
b. Foreign Currency Translation
Portfolio securities and other assets and liabilities
denominated in foreign currencies are translated into U.S.
dollars based on the exchange rate of such currencies
against U.S. dollars on the date of valuation. The Fund may
enter into foreign currency exchange contracts to facilitate transactions denominated in a foreign currency. Purchases
and sales of securities, income and expense items
denominated in foreign currencies are translated into U.S.
dollars at the exchange rate in effect on the transaction date.
Portfolio securities and assets and liabilities denominated
in foreign currencies contain risks that those currencies will decline in value relative to the U.S. dollar. Occasionally,
events may impact the availability or reliability of foreign exchange rates used to convert the U.S. dollar equivalent
value. If such an event occurs, the foreign exchange rate
will be valued at fair value using procedures established and approved by the Board.
The Fund does not separately report the effect of changes
in foreign exchange rates from changes in market prices
on securities held. Such changes are included in net
realized and unrealized gain or loss from investments in the
Consolidated Statement of Operations.
Realized foreign exchange gains or losses arise from sales
of foreign currencies, currency gains or losses realized
between the trade and settlement dates on securities
transactions and the difference between the recorded
amounts of dividends, interest, and foreign withholding
taxes and the U.S. dollar equivalent of the amounts actually received or paid. Net unrealized foreign exchange gains
and losses arise from changes in foreign exchange rates
on foreign denominated assets and liabilities other than
investments in securities held at the end of the reporting
period.
c. Derivative Financial Instruments
The Fund invested in derivative financial instruments in
order to manage risk or gain exposure to various other
investments or markets. Derivatives are financial contracts
based on an underlying or notional amount, require no
initial investment or an initial net investment that is smaller than would normally be required to have a similar response
to changes in market factors, and require or permit net
settlement. Derivatives contain various risks including
the potential inability of the counterparty to fulfill their obligations under the terms of the contract, the potential for an illiquid secondary market, and/or the potential for market movements which expose the Fund to gains or losses in
excess of the amounts shown in the Consolidated Statement
of Assets and Liabilities. Realized gain and loss and
unrealized appreciation and depreciation on these contracts
for the period are included in the Consolidated Statement of
Operations.
Derivative counterparty credit risk is managed through a
formal evaluation of the creditworthiness of all potential
counterparties. The Fund attempts to reduce its exposure
to counterparty credit risk on OTC derivatives, whenever
possible, by entering into International Swaps and
Derivatives Association (ISDA) master agreements
with certain counterparties. These agreements contain
various provisions, including but not limited to collateral
requirements, events of default, or early termination.
Termination events applicable to the counterparty include
certain deteriorations in the credit quality of the counterparty.
Termination events applicable to the Fund include failure
of the Fund to maintain certain net asset levels and/
or limit the decline in net assets over various periods of
time. In the event of default or early termination, the ISDA master agreement gives the non-defaulting party the right
to net and close-out all transactions traded, whether or
1. Organization and Significant Accounting Policies
(continued)
a. Financial Instrument Valuation
(continued)

Franklin Global Trust
Notes to Consolidated Financial Statements
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(continued)
not arising under the ISDA agreement, to one net amount
payable by one counterparty to the other. However, absent
an event of default or early termination, OTC derivative
assets and liabilities are presented gross and not offset in the Consolidated Statement of Assets and Liabilities. Early
termination by the counterparty may result in an immediate
payment by the Fund of any net liability owed to that
counterparty under the ISDA agreement. At July 31, 2021,
the Fund had no OTC derivatives in a net liability position for such contracts.
Collateral requirements differ by type of derivative. Collateral terms are contract specific for OTC derivatives. For OTC
derivatives traded under an ISDA master agreement, posting
of collateral is required by either the Fund or the applicable counterparty if the total net exposure of all OTC derivatives with the applicable counterparty exceeds the minimum
transfer amount, which typically ranges from $100,000 to
$250,000, and can vary depending on the counterparty and
the type of the agreement. Generally, collateral is determined at the close of Fund business each day and any additional
collateral required due to changes in derivative values
may be delivered by the Fund or the counterparty the next
business day, or within a few business days. Collateral
pledged and/or received by the Fund, if any, is held in
segregated accounts with the Fund’s custodian/counterparty
broker and can be in the form of cash and/or securities.
Unrestricted cash may be invested according to the Fund's
investment objectives. To the extent that the amounts
due to the Fund from its counterparties are not subject to
collateralization or are not fully collateralized, the Fund bears the risk of loss from counterparty non-performance.
The Fund entered into OTC forward exchange contracts
primarily to manage and/or gain exposure to certain foreign
currencies. A forward exchange contract is an agreement
between the Fund and a counterparty to buy or sell a foreign currency at a specific exchange rate on a future date.
The Fund invests in value recovery instruments (VRI)
primarily to gain exposure to economic growth. Periodic
payments from VRI are dependent on established
benchmarks for underlying variables. VRI has a notional
amount, which is used to calculate amounts of payments to
holders. Payments are recorded upon receipt as realized
gains in the Consolidated Statement of Operations. The
risks of investing in VRI include growth risk, liquidity, and the potential loss of investment.
See Note 11 regarding other derivative information.
d. Loan Participations and Assignments
The Fund may invest in debt instruments which are interests
in amounts owed to lenders or lending syndicates by
corporate, governmental, or other borrowers. The Fund’s
investments in loans may be in the form of participations
in loans or assignments of all or portion of loans from third parties. A loan is often administered by a bank or other
financial institution (the Lender) that acts as agent for all holders. The agent administers the terms of the loan, as
specified in the loan agreement. The Fund may invest in
multiple series or tranches of a loan, which may have varying terms and carry different associated risks. When investing
in a loan participation, a Fund has the right to receive
payments of principal, interest and any fees only from the
lender selling the loan and only upon receipt of payments
from the borrower. The Fund generally has no right to
enforce compliance with the terms of the loan agreement
with the borrower. As a result, the Fund may be subject to
credit risk of both the borrower and the lender that is selling the loan. When the Fund purchases assignments from
lenders it acquires direct rights against the borrower of the loan.
e. Restricted Currency
At July 31, 2021, the Fund held currencies in certain markets in which the ability to repatriate such currency is limited. As a result of such limitations on repatriation, the Fund may incur substantial delays in gaining access to these assets and
may be exposed to potential adverse movements in currency
value.
f. Investments in Alternative Strategies (FT) Ltd. (FT
Subsidiary)
The Fund invests in certain financial instruments, warrants
or commodities through its investments in FT Subsidiary.
FT Subsidiary is a Cayman Islands exempted company with
limited liability, is a wholly-owned subsidiary of the Fund, and is able to invest in certain financial instruments consistent with the investment objective of the Fund. At July 31, 2021,
FT Subsidiary’s investments, as well as any other assets
and liabilities of FT Subsidiary are reflected in the Fund’s
Consolidated Statement of Investments and Consolidated
1. Organization and Significant Accounting Policies
(continued)
c. Derivative Financial Instruments
(continued)

Franklin Global Trust
Notes to Consolidated Financial Statements
22
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(continued)
Statement of Assets and Liabilities. All intercompany
transactions and balances have been eliminated. At July
31, 2021, the net assets of FT Subsidiary were $1,529,940,
representing 1.1% of the Fund's consolidated net assets.
The Fund’s investment in FT Subsidiary is limited to 25% of
consolidated assets.
g. Income and Deferred Taxes
It is the Fund's policy to qualify as a regulated investment company under the Internal Revenue Code. The Fund
intends to distribute to shareholders substantially all of its taxable income and net realized gains to relieve it from
federal income and excise taxes. As a result, no provision for
U.S. federal income taxes is required.
The Fund may be subject to foreign taxation related to
income received, capital gains on the sale of securities
and certain foreign currency transactions in the foreign
jurisdictions in which it invests. Foreign taxes, if any, are recorded based on the tax regulations and rates that exist
in the foreign markets in which the Fund invests. When a
capital gain tax is determined to apply, the Fund records an estimated deferred tax liability in an amount that would be
payable if the securities were disposed of on the valuation
date.
The Fund may recognize an income tax liability related
to its uncertain tax positions under U.S. GAAP when the
uncertain tax position has a less than 50% probability that
it will be sustained upon examination by the tax authorities based on its technical merits. As of July 31, 2021, the Fund has determined that no tax liability is required in its financial statements related to uncertain tax positions for any open
tax years (or expected to be taken in future tax years). Open tax years are those that remain subject to examination and
are based on the statute of limitations in each jurisdiction in which the Fund invests.
h. Security Transactions, Investment Income,
Expenses and Distributions
Security transactions are accounted for on trade date.
Realized gains and losses on security transactions are
determined on a specific identification basis. Interest income and estimated expenses are accrued daily. Amortization of
premium and accretion of discount on debt securities are
included in interest income. Dividend income is recorded
on the ex-dividend date except for certain dividends from
securities where the dividend rate is not available. In such cases, the dividend is recorded as soon as the information
is received by the Fund. Distributions to shareholders are
recorded on the ex-dividend date. Distributable earnings
are determined according to income tax regulations (tax
basis) and may differ from earnings recorded in accordance
with U.S. GAAP. These differences may be permanent or
temporary. Permanent differences are reclassified among
capital accounts to reflect their tax character. These
reclassifications have no impact on net assets or the results of operations. Temporary differences are not reclassified, as they may reverse in subsequent periods.
Common expenses incurred by the Trust are allocated
among the Funds based on the ratio of net assets of each
Fund to the combined net assets of the Trust or based on
the ratio of number of shareholders of each Fund to the
combined number of shareholders of the Trust. Fund specific
expenses are charged directly to the Fund that incurred the
expense.
Inflation-indexed bonds are adjusted for inflation through
periodic increases or decreases in the security's interest
accruals, face amount, or principal redemption value, by
amounts corresponding to the rate of inflation as measured
by an index. Any increase or decrease in the face amount
or principal redemption value will be included as interest
income in the Consolidated Statement of Operations.
i. Accounting Estimates
The preparation of financial statements in accordance with
U.S. GAAP requires management to make estimates and
assumptions that affect the reported amounts of assets
and liabilities at the date of the financial statements and
the amounts of income and expenses during the reporting
period. Actual results could differ from those estimates.
1. Organization and Significant Accounting Policies
(continued)
f. Investments in Alternative Strategies (FT) Ltd. (FT
Subsidiary)
(continued)

Franklin Global Trust
Notes to Consolidated Financial Statements
23
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Franklin Emerging Market Debt Opportunities Fund
(continued)
j. Guarantees and Indemnifications
Under the Trust's organizational documents, its officers and trustees are indemnified by the Trust against certain liabilities arising out of the performance of their duties to the Trust.
Additionally, in the normal course of business, the Trust,
on behalf of the Fund, enters into contracts with service
providers that contain general indemnification clauses. The
Trust's maximum exposure under these arrangements is
unknown as this would involve future claims that may be
made against the Trust that have not yet occurred. Currently, the Trust expects the risk of loss to be remote.
2. Shares of Beneficial Interest
At July 31, 2021, there were an unlimited number of shares authorized (without par value). Transactions in the Fund’s shares were as follows:
a
Includes reimbursement from affiliated parties of $556,493. See Note 3(f).
3. Transactions with Affiliates
Franklin Resources, Inc. is the holding company for various subsidiaries that together are referred to as Franklin Templeton.
Certain officers and trustees of the Trust are also officers and/or directors of the following subsidiaries:
a. Management Fees
The Fund pays an investment management fee to FTIML based on the average daily net assets of the Fund as follows:
FT Subsidiary pays an investment management fee to FTIML based on the average daily net assets of FT Subsidiary as follows:
Year Ended
July 31, 2021
Year Ended
July 31, 2020
Shares Amount Shares Amount
Shares sold ................................... 6,212,135 $70,317,466 12,063,382 $130,641,046
Shares issued in reinvestment of distributions .......... — — 2,451,273 26,424,723
Shares redeemed ............................... (5,575,686) (61,676,407) (36,867,939) (362,195,413)
a
Net increase (decrease) .......................... 636,449 $8,641,059 (22,353,284) $(205,129,644)
Subsidiary Affiliation
Franklin Templeton Investment Management Limited (FTIML) Investment manager
Franklin Templeton Services, LLC (FT Services) Administrative manager
Franklin Templeton Investor Services, LLC (Investor Services) Transfer agent
Annualized Fee Rate Net Assets
0.850% Up to and including $500 million
0.800% Over $500 million, up to and including $1 billion
0.750% In excess of $1 billion
Annualized Fee Rate Net Assets
1.000% Up to and including $500 million
0.900% Over $500 million, up to and including $1 billion
0.850% In excess of $1 billion
1. Organization and Significant Accounting Policies
(continued)

Franklin Global Trust
Notes to Consolidated Financial Statements
24
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Franklin Emerging Market Debt Opportunities Fund
(continued)
For the year ended July 31, 2021, the gross effective investment management fee rate was 0.850% of the Fund’s average daily net assets.
Management fees paid by the Fund are reduced on assets invested in FT Subsidiary, in an amount not to exceed the management fees paid by FT Subsidiary.
b. Administrative Fees
Under an agreement with FTIML, FT Services provides administrative services to the Fund and FT Subsidiary. The fee is paid by FTIML based on each of the Fund's and FT Subsidiary's average daily net assets, and is not an additional expense of the
Fund or FT Subsidiary.
c. Transfer Agent Fees
The Fund pays transfer agent fees to Investor Services for its performance of shareholder servicing obligations. The fees are based on an annualized asset based fee of 0.02% plus a transaction based fee. In addition, the Fund reimburses Investor
Services for out of pocket expenses incurred and reimburses shareholder servicing fees paid to third parties.
For the year ended July 31, 2021, the Fund paid transfer agent fees of $43,242, of which $43,242 was retained by Investor
Services.
d. Investments in Affiliated Management Investment Companies
The Fund invests in one or more affiliated management investment companies. As defined in the 1940 Act, an investment is deemed to be a “Controlled Affiliate” of a fund when a fund owns, either directly or indirectly, 25% or more of the affiliated fund’s outstanding shares or has the power to exercise control over management or policies of such fund. The Fund does not invest for purposes of exercising a controlling influence over the management or policies. Management fees paid by the Fund are waived on assets invested in the affiliated management investment companies, as noted in the Consolidated Statement of Operations, in an amount not to exceed the management and administrative fees paid directly or indirectly by each affiliate.
During the year ended July 31, 2021, the Fund held investments in affiliated management investment companies as follows:
    aa
Value at
Beginning
of Year Purchases Sales
Realized Gain
(Loss)
Net Change
in
Unrealized
Appreciation
(Depreciation)
Value
at End
of Year
Number of
Shares Held
at End
of Year
Investment
Income
a       a   a   a   a   a   a   a
Franklin Emerging Market Debt Opportunities Fund
Non-Controlled Affiliates
Dividends
Institutional Fiduciary Trust -
Money Market Portfolio, 0.01% .. $4,131,221 $79,074,384 $(76,085,336) $— $— $7,120,269 7,120,269 $285
Total Affiliated Securities .... $4,131,221 $79,074,384 $(76,085,336) $— $— $7,120,269 $285
3. Transactions with Affiliates
(continued)
a. Management Fees
(continued)

Franklin Global Trust
Notes to Consolidated Financial Statements
25
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Franklin Emerging Market Debt Opportunities Fund
(continued)
e. Waiver and Expense Reimbursements
FTIML has contractually agreed in advance to waive or limit its fees and to assume as its own expense certain expenses otherwise payable by the Fund so that the operating expenses (excluding acquired fund fees and expenses and certain non-routine expenses or costs, including those relating to litigation, indemnification, reorganizations, and liquidations) of the
Fund do not exceed 1.00%, based on the average net assets until November 30, 2021. Total expenses waived or paid are not subject to recapture subsequent to the Fund's fiscal year end.
f. Other Affiliated Transactions
During the year ended July 31, 2020, affiliated parties reimbursed the Fund $556,493 for losses resulting from a NAV error.  This reimbursement is reflected in capital share transactions in the Consolidated Statement of Changes in Net Assets.
4. Expense Offset Arrangement
The Fund has entered into an arrangement with its custodian whereby credits realized as a result of uninvested cash balances are used to reduce a portion of the Fund's custodian expenses. During the year ended July 31, 2021, the custodian fees were reduced as noted in the Consolidated Statement of Operations.
5. Income Taxes
For tax purposes, capital losses may be carried over to offset future capital gains.
At July 31, 2021, the capital loss carryforwards were as follows:
For tax purposes, the Fund may elect to defer any portion of a post-October capital loss or late-year ordinary loss to the first day of the following fiscal year. At July 31, 2021, the Fund deferred late-year ordinary losses of $785,629.
The tax character of distributions paid during the years ended July 31, 2021 and 2020, was as follows:
At July 31, 2021, the cost of investments and net unrealized appreciation (depreciation) for income tax purposes were as follows:
Capital loss carryforwards not subject to expiration:
Short term ................................................................................ $12,521,030
Long term ................................................................................ 50,318,237
Total capital loss carryforwards ............................................................... $62,839,267
2021 2020
Distributions paid from:
Ordinary income .......................................................... — $26,830,938
Cost of investments .......................................................................... $175,728,958
Unrealized appreciation ........................................................................ $4,492,056
Unrealized depreciation ........................................................................ (47,349,725)
Net unrealized appreciation (depreciation) .......................................................... $(42,857,669)
3. Transactions with Affiliates
(continued)

Franklin Global Trust
Notes to Consolidated Financial Statements
26
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Franklin Emerging Market Debt Opportunities Fund
(continued)
Differences between income and/or capital gains as determined on a book basis and a tax basis are primarily due to differing treatments of defaulted securities, foreign currency transactions, paydown losses, payments-in-kind, bond discounts and premiums, corporate actions, inflation related adjustments on foreign securities, investments in Alternative Strategies Fund, and wash sales.
In accordance with U.S. GAAP permanent differences are reclassified among capital accounts to reflect their tax character. At the year ended July 31, 2021, such reclassifications were as follows:
6. Investment Transactions
Purchases and sales of investments (excluding short term securities) for the year ended July 31, 2021, aggregated
$75,141,073 and $61,607,400, respectively.
7. Credit Risk and Defaulted Securities
At July 31, 2021, the Fund had 71.4% of its portfolio invested in high yield securities or other securities rated below investment grade and unrated securities. These securities may be more sensitive to economic conditions causing greater price volatility and are potentially subject to a greater risk of loss due to default than higher rated securities.
The Fund held defaulted securities and/or other securities for which the income has been deemed uncollectible. At July
31, 2021, the aggregate value of these securities was $2,647,750 representing 2.0% of the Fund's net assets. The Fund discontinues accruing income on securities for which income has been deemed uncollectible and provides an estimate for losses on interest receivable. The securities have been identified in the accompanying Consolidated Statement of
Investments.
8. Concentration of Risk
Investments in issuers domiciled or with significant operations in developing or emerging market countries may be subject to higher risks than investments in developed countries. These risks include fluctuating currency values, underdeveloped legal or business systems, and changing local and regional economic, political and social conditions, which may result in greater market volatility. In addition, certain foreign securities may not be as liquid as U.S. securities. Currencies of developing or emerging market countries may be subject to significantly greater risks than currencies of developed countries, including the potential inability to repatriate those currencies into U.S. dollars.
At July 31, 2021, the Fund had 0.1% of its net assets denominated in Argentine Pesos. Argentina has restricted currency repatriation since September 2019, and had restructured certain issues of its debt. Political and economic conditions in
Argentina could continue to affect the value of the Fund's holdings.
9. Novel Coronavirus Pandemic
The global outbreak of the novel coronavirus disease, known as COVID-19, has caused adverse effects on many companies, sectors, nations, regions and the markets in general, and may continue for an unpredictable duration. The effects of this pandemic may materially impact the value and performance of the Fund, its ability to buy and sell fund investments at appropriate valuations and its ability to achieve its investment objectives.
Paid-in Capital .............................................................................. $(21,048,514)
Total distributable earnings (loss) ................................................................ $21,048,514
5. Income Taxes
(continued)

Franklin Global Trust
Notes to Consolidated Financial Statements
27
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(continued)
10. Restricted Securities
The Fund invests in securities that are restricted under the Securities Act of 1933 (1933 Act). Restricted securities are often purchased in private placement transactions, and cannot be sold without prior registration unless the sale is pursuant to an exemption under the 1933 Act. Disposal of these securities may require greater effort and expense, and prompt sale at an acceptable price may be difficult. The Fund may have registration rights for restricted securities. The issuer generally incurs all registration costs.
At July 31, 2021, investments in restricted securities, excluding securities exempt from registration under the 1933 Act, were as follows:
See Abbreviations on page 32 .
11. Other Derivative Information
At July 31, 2021, investments in derivative contracts are reflected in the Consolidated Statement of Assets and Liabilities as
follows:
a
VRI are included in investments in securities, at value in the Consolidated Statement of Assets and Liabilities.
Principal
Amount /
Shares /
Units Issuer
Acquisition
Date Cost Value
Franklin Emerging Market Debt Opportunities Fund
193,625 Astana Finance JSC, GDR, 144A ................ 5/22/15 $ — $ —
136,566
Astana Finance JSC, Secured Note, 144A, Zero Cpn .,
12/22/24 ................................. 5/22/15 — 1,366
4,424,861 Global Distressed Alpha Fund III LP .............. 10/11/12-1/22/16 4,600,000 —
854,422
Global Distressed Alpha Fund III LP, PIK, 12%,
Perpetual ................................ 12/28/16-6/30/21 816,724 373,057
55,882,058
a
K2016470219 South Africa Ltd., A ............... 2/08/13-2/01/17 429,249 —
5,561,052
a
K2016470219 South Africa Ltd., B ............... 2/01/17 4,129 —
8,000,000
Sphynx Capital Markets PCC (National Investment Bank
of Ghana), PTN, Secured Note, Reg S, Zero Cpn .,
2/05/09 .................................. 10/12/09-10/13/11 3,100,000 —
Total Restricted Securities (Value is 0.3% of Net Assets) .............. $8,950,102 $374,423
a
The Fund also invests in unrestricted securities of the same issuer, valued at $- as of July 31, 2021.
Asset Derivatives Liability Derivatives
Derivative Contracts
Not Accounted for as
Hedging Instruments
Consolidated Statement of
Assets and Liabilities
Location Fair Value
Consolidated Statement of
Assets and Liabilities
Location Fair Value
Franklin Emerging Market Debt Opportunities Fund
Foreign exchange contracts ..
Unrealized appreciation on OTC
forward exchange contracts
$ 55,240 Unrealized depreciation on OTC
forward exchange contracts
$ 2,212
Value recovery instruments ...
Investments in securities, at value 2,335,990
a
Investments in securities, at value —
Total .................... $2,391,230 $2,212

Franklin Global Trust
Notes to Consolidated Financial Statements
28
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Franklin Emerging Market Debt Opportunities Fund
(continued)
For the year ended July 31, 2021, the effect of derivative contracts in the Consolidated Statement of Operations was as follows:
a
VRI are included in net realized gain (loss) from investments and net change in unrealized appreciation (depreciation) on investments in the Consolidated Statement of
Operations.
For the year ended July 31, 2021, the average month end contract value for forward exchange contracts and average month end fair value of VRI, was $6,146,184 and $2,069,211, respectively.
See Note 1(c) regarding derivative financial instruments.
See Abbreviations on page 32 .
12. Credit Facility
The Fund, together with other U.S. registered and foreign investment funds (collectively, Borrowers), managed by Franklin
Templeton, are borrowers in a joint syndicated senior unsecured credit facility totaling $2.675 billion (Global Credit Facility)
which matures on February 4, 2022. This Global Credit Facility provides a source of funds to the Borrowers for temporary and emergency purposes, including the ability to meet future unanticipated or unusually large redemption requests.
Under the terms of the Global Credit Facility, the Fund shall, in addition to interest charged on any borrowings made by the
Fund and other costs incurred by the Fund, pay its share of fees and expenses incurred in connection with the implementation and maintenance of the Global Credit Facility, based upon its relative share of the aggregate net assets of all of the Borrowers, including an annual commitment fee of 0.15% based upon the unused portion of the Global Credit Facility. These fees are reflected in other expenses in the Consolidated Statement of Operations. During the year ended July 31, 2021, the Fund did not use the Global Credit Facility.
13. Fair Value Measurements
The Fund follows a fair value hierarchy that distinguishes between market data obtained from independent sources
(observable inputs) and the Fund's own market assumptions (unobservable inputs). These inputs are used in determining the value of the Fund's financial instruments and are summarized in the following fair value hierarchy:
Level 1 – quoted prices in active markets for identical financial instruments
Derivative Contracts
Not Accounted for as
Hedging Instruments
Consolidated Statement of
Operations Location
Net Realized
Gain (Loss) for
the Year
Consolidated Statement of
Operations Location
Net Change in
Unrealized
Appreciation
(Depreciation)
for the Year
Franklin Emerging Market Debt Opportunities Fund
Net realized gain (loss) from: Net change in unrealized
  appreciation (depreciation) on:
Foreign exchange contracts .....
Forward exchange contracts $(44,230) Forward exchange contracts $160,366
Value recovery instruments Investments — Investments 570,090
a
Total ....................... $(44,230) $730,456
11. Other Derivative Information
(continued)

Franklin Global Trust
Notes to Consolidated Financial Statements
29
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Franklin Emerging Market Debt Opportunities Fund
(continued)
Level 2 – other significant observable inputs (including quoted prices for similar financial instruments, interest rates, prepayment speed, credit risk, etc.)
Level 3 – significant unobservable inputs (including the Fund's own assumptions in determining the fair value of financial instruments)
The input levels are not necessarily an indication of the risk or liquidity associated with financial instruments at that level.
A summary of inputs used as of July 31, 2021, in valuing the Fund's assets and liabilities carried at fair value, is as follows:
A reconciliation in which Level 3 inputs are used in determining fair value is presented when there are significant Level 3 assets and/or liabilities at the beginning and/or end of the year. At July 31, 2021, the reconciliation is as follows:
Level 1 Level 2 Level 3 Total
Franklin Emerging Market Debt Opportunities Fund
Assets:
Investments in Securities:
Common Stocks ........................ $ — $ — $ —
a
$ —
Warrants :
Diversified Financial Services ............. — 2,335,990 1,126,258 3,462,248
Private Limited Partnership Funds ............ — — —
a
—
Quasi-Sovereign Bonds ................... — 9,505,619 1,366
a
9,506,985
Corporate Bonds :
Airlines .............................. — 1,271,615 — 1,271,615
Banks ............................... — 2,500,904 — 2,500,904
Capital Markets ........................ — 1,221,000 — 1,221,000
Chemicals ........................... — 1,243,704 — 1,243,704
Construction & Engineering ............... — 1,075,000 — 1,075,000
Food Products ........................ — 2,672,908 — 2,672,908
Metals & Mining ....................... — 2,361,116 — 2,361,116
Multiline Retail ........................ — — —
a
—
Oil, Gas & Consumable Fuels ............. — 3,234,004 — 3,234,004
Wireless Telecommunication Services ....... — 1,469,804 — 1,469,804
Loan Participations and Assignments ......... — 3,692,624 373,057 4,065,681
Foreign Government and Agency Securities .... — 88,122,387 — 88,122,387
Short Term Investments ................... 7,120,269 3,490,636 — 10,610,905
Total Investments in Securities ........... $7,120,269 $124,197,311 $1,500,681 $132,818,261
Other Financial Instruments:
Forward exchange contracts ............... $ — $ 55,240 $ — $ 55,240
Restricted Currency (ARS) ................. — — 173,982 173,982
Total Other Financial Instruments ......... $— $55,240 $173,982 $229,222
Liabilities:
Other Financial Instruments:
Forward exchange contracts ................ $ — $ 2,212 $ — $ 2,212
a
Includes securities determined to have no value at July 31, 2021.
13. Fair Value Measurements
(continued)

Franklin Global Trust
Notes to Consolidated Financial Statements
30
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Franklin Emerging Market Debt Opportunities Fund
(continued)
Significant unobservable valuation inputs for material Level 3 assets and/or liabilities and impact to fair value as a result of changes in unobservable valuation inputs as of July 31, 2021, are as follows:
Balance at
Beginning of
Year Purchases
a
Sales
b
Transfer
Into
Level 3
Transfer
Out of
Level 3
Net
Accretion
( Amortiza -
tion )
Net
Realized
Gain
(Loss)
Net
Unr ealized
Appreciatio n
( Depreciation )
Balance
at End
of Year
Net Change in
Unrealized
Appreciation
(Depreciation)
on Assets
Held at
Year End
a a a a a a a a a a a
Franklin Emerging Market Debt Opportunities Fund
Assets:
Investments in Securities:
Common Stocks :
Diversified Financial
Services ........ $ —
c
$ — $ — $ — $ — $ — $ — $ — $ —
c
$ —
Multiline Retail ...... —
c
— — — — — — — —
c
—
Warrants :
Diversified Financial
Services ........ 1,534,950 — (31,000) — — — (11,687,159) 11,309,467 1,126,258 327,307
Private Limited Partnership
Funds :
Capital Markets ..... —
c
— — — — — — — —
c
—
Quasi-Sovereign Bonds . 8,932,540
c
— (11,570,005) — — — 1,372,260 1,266,571 1,366
c
—
Corporate Bonds :
Multiline Retail ...... 6,659
c
1,572 — — — (237,275) — 229,044 —
c
229,044
Loan Participations and
Assignments ....... 672,864
c
147,363 —
c
— — 64 (3,135,756) 2,688,522 373,057 (447,234)
Total Investments in
Securities ............ $11,147,013 $148,935 $(11,601,005) $— $— $(237,211) $(13,450,655) $15,493,604 $1,500,681 $109,117
Other Financial Instruments:
Restricted Currency (ARS)
$252,873 $— $— $— $— $— $— $(78,891) $173,982 $(110,605)
a
Purchases include all purchases of securities and securities received in corporate actions.
b
Sales include all sales of securities, maturities, paydowns and securities tendered in corporate actions.
c
Includes securities determined to have no value.
13. Fair Value Measurements
(continued)

Franklin Global Trust
Notes to Consolidated Financial Statements
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Franklin Emerging Market Debt Opportunities Fund
(continued)
See Abbreviations on page 32 .
14. New Accounting Pronouncements
In March 2020, the Financial Accounting Standards Board (FASB) issued Accounting Standards Update (ASU) No. 2020-04,
Reference Rate Reform (Topic 848) – Facilitation of the Effects of Reference Rate Reform on Financial Reporting. In January
2021, the FASB issued ASU No. 2021-01, with further amendments to Topic 848. The amendments in the ASUs provide optional temporary accounting recognition and financial reporting relief from the effect of certain types of contract modifications due to the planned discontinuation of the London Interbank Offered Rate (LIBOR) and other interbank-offered based reference rates as of the end of 2021 and 2023. The ASUs are effective for certain reference rate-related contract modifications that occur during the period March 12, 2020 through December 31, 2022. Management has reviewed the requirements and believes the adoption of these ASUs will not have a material impact on the financial statements.
15. Subsequent Events
The Fund has evaluated subsequent events through the issuance of the consolidated financial statements and determined that no events have occurred that require disclosure.
Description
Fair Value at
End of Year Valuation Technique Unobservable Inputs
Amount
/ Range
(Weighted
Average)
Impact to
Fair Value
if Input
Increases
a
Franklin Emerging Market Debt Opportunities Fund
Assets:
Investments in Securities:
Loan Participations and
Assignments
........
$373,057 Recovery value Weighted probability
of cash flow
$3.6 mil Increase
 b
Discount rate 25.0% Decrease
 b
Warrants:
Diversified Financial
Services
...........
1,126,258 Market comparables Implied recovery 7.7% Increase
c
Other Financial
Instruments:
Restricted Currency
(
ARS
)
173,982 Market comparables Implied foreign
exchange rate
181.93 ARS/USD Decrease
 b
All other
............
1,366
d,e
Total
...............
$1,674,663
a
Represents the directional change in the fair value of the Level 3 financial instruments that would result from a significant and reasonable increase in the corresponding input.
A significant and reasonable decrease in the input would have the opposite effect. Significant impacts, if any, to fair value and/or net assets have been indicated.
b
Represents a significant impact to fair value but not net assets.
c
Represents a significant impact to fair value and net assets.
d
Includes financial instruments with values derived using private transaction prices or non-public third party pricing information which is unobservable. May also include fair value of immaterial financial instruments and developed using various valuation techniques and unobservable inputs.
e
Includes securities determined to have no value at July 31, 2021.
13. Fair Value Measurements
(continued)

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Notes to Consolidated Financial Statements
32
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Annual Report
Franklin Emerging Market Debt Opportunities Fund
(continued)
Abbreviations
Counterparty
CITI
Citibank NA
RBCCM
Royal Bank of Canada
Selected Portfolio
FRN
Floating Rate Note
GDP
Gross Domestic Product
GDR
Global Depositary Receipt
PIK
Payment-In-Kind
PTN
Pass-through Note
VRI
Value Recovery Instrument
Cu r rency
ARS
Argentine Peso
BYN
Belarusian Ruble
COP
Colombian Peso
DOP
Dominican Peso
EGP
Egyptian Pound
EUR
Euro
GEL
Georgian Lari
GHS
Ghanaian Cedi
IDR
Indonesian Rupiah
JPY
Japanese Yen
KES
Kenyan Shilling
KZT
Kazakhstani Tenge
MXN
Mexican Peso
RUB
Russian Ruble
TRY
Turkish Lira
USD
United States Dollar
UYU
Uruguayan Peso
UZS
Uzbekistani Som
ZAR
South African Rand

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Report of Independent Registered Public Accounting Firm
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Annual Report
To the Board of Trustees of Franklin Global Trust and Shareholders of Franklin Emerging Market Debt Opportunities Fund
Opinion on the Financial Statements
We have audited the accompanying consolidated statement of assets and liabilities, including the consolidated statement of investments, of Franklin Emerging Market Debt Opportunities Fund (one of the funds constituting Franklin Global Trust, hereafter referred to as the "Fund") as of July 31, 2021, the related consolidated statement of operations for the year ended
July 31, 2021, the consolidated statements of changes in net assets for each of the two years in the period ended July 31,
2021, including the related notes, and the consolidated financial highlights for each of the five years in the period ended
July 31, 2021 (collectively referred to as the “consolidated financial statements”). In our opinion, the consolidated financial statements present fairly, in all material respects, the financial position of the Fund as of July 31, 2021, the results of their consolidated operations for the year then ended, the consolidated changes in its net assets for each of the two years in the period ended July 31, 2021 and the consolidated financial highlights for each of the five years in the period ended July 31,
2021 in conformity with accounting principles generally accepted in the United States of America.
Basis for Opinion
These consolidated financial statements are the responsibility of the Fund’s management. Our responsibility is to express an opinion on the Fund’s consolidated financial statements based on our audits. We are a public accounting firm registered with the Public Company Accounting Oversight Board (United States) (PCAOB) and are required to be independent with respect to the Fund in accordance with the U.S. federal securities laws and the applicable rules and regulations of the Securities and
Exchange Commission and the PCAOB.
We conducted our audits of these consolidated financial statements in accordance with the standards of the PCAOB. Those standards require that we plan and perform the audit to obtain reasonable assurance about whether the consolidated financial statements are free of material misstatement, whether due to error or fraud.
Our audits included performing procedures to assess the risks of material misstatement of the consolidated financial statements, whether due to error or fraud, and performing procedures that respond to those risks. Such procedures included examining, on a test basis, evidence regarding the amounts and disclosures in the consolidated financial statements. Our audits also included evaluating the accounting principles used and significant estimates made by management, as well as evaluating the overall presentation of the consolidated financial statements. Our procedures included confirmation of securities owned as of July 31, 2021 by correspondence with the custodian, transfer agent, and brokers; when replies were not received from brokers, we performed other auditing procedures. We believe that our audits provide a reasonable basis for our opinion.
PricewaterhouseCoopers LLP
San Francisco, California
September 23, 2021
We have served as the auditor of one or more investment companies in Franklin Templeton Group of Funds since 1948.

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Board Members and Officers
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The name, year of birth and address of the officers and board members, as well as their affiliations, positions held with the Trust, principal occupations during at least the past five years and number of U.S. registered portfolios overseen in the
Franklin Templeton fund complex, are shown below. Generally, each board member serves until that person’s successor is elected and qualified.
Independent Board Members
Name, Year of Birth
and Address Position
Length of
Time Served
Number of Portfolios in
Fund Complex Overseen
by Board Member*
Other Directorships Held
During at Least the Past 5 Years
Harris J. Ashton (1932) Trustee Since 2000 125 Bar-S Foods (meat packing company) (1981-2010).
One Franklin Parkway
San Mateo, CA 94403-1906
Principal Occupation During at Least the Past 5 Years:
Director of various companies; and formerly , Director, RBC Holdings, Inc. (bank holding company) (until 2002); and President, Chief
Executive Officer and Chairman of the Board, General Host Corporation (nursery and craft centers) (until 1998).
Terrence J. Checki (1945) Trustee Since 2017 107 Hess Corporation (exploration of oil and gas) (2014-present).
One Franklin Parkway
San Mateo, CA 94403-1906
Principal Occupation During at Least the Past 5 Years:
Member of the Council on Foreign Relations (1996-present); Member of the National Committee on U.S.-China Relations (1999-present);
member of the board of trustees of the Economic Club of New York (2013-present); member of the board of trustees of the Foreign Policy
Association (2005-present); member of the board of directors of Council of the Americas (2007-present) and the Tallberg Foundation
(2018-present); and formerly , Executive Vice President of the Federal Reserve Bank of New York and Head of its Emerging Markets and
Internal Affairs Group and Member of Management Committee (1995-2014); and Visiting Fellow at the Council on Foreign Relations (2014).
Mary C. Choksi (1950) Trustee Since 2014 126 Omnicom Group Inc. (advertising and marketing communications
services) (2011-present) and White
Mountains Insurance Group, Ltd.
(holding company) (2017-present);
and formerly , Avis Budget Group
Inc. (car rental) (2007-2020).
One Franklin Parkway
San Mateo, CA 94403-1906
Principal Occupation During at Least the Past 5 Years:
Director of various companies; and formerly , Founder and Senior Advisor, Strategic Investment Group (investment management group)
(2015-2017); Founding Partner and Senior Managing Director, Strategic Investment Group (1987-2015); Founding Partner and Managing
Director, Emerging Markets Management LLC (investment management firm) (1987-2011); and Loan Officer/Senior Loan Officer/Senior
Pension Investment Officer, World Bank Group (international financial institution) (1977-1987).

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Name, Year of Birth
and Address Position
Length of
Time Served
Number of Portfolios in
Fund Complex Overseen
by Board Member*
Other Directorships Held
During at Least the Past 5 Years
Edith E. Holiday (1952) Lead Independent
Trustee
Trustee since 2000
and Lead Independent
Trustee since 2019
126 Hess Corporation (exploration of oil
and gas) (1993-present), Santander
Consumer USA Holdings, Inc.
(consumer finance) (2016-present);
Santander Holdings USA (holding
company) (2019-present); and
formerly , Canadian National
Railway (railroad) (2001-April 2021),
White Mountains Insurance Group,
Ltd. (holding company) (2004-May
2021),RTI International Metals,
Inc. (manufacture and distribution
of titanium) (1999-2015) and H.J.
Heinz Company (processed foods
and allied products) (1994-2013).
One Franklin Parkway
San Mateo, CA 94403-1906
Principal Occupation During at Least the Past 5 Years:
Director or Trustee of various companies and trusts; and formerly , Assistant to the President of the United States and Secretary of the
Cabinet (1990-1993); General Counsel to the United States Treasury Department (1989-1990); and Counselor to the Secretary and Assistant
Secretary for Public Affairs and Public Liaison-United States Treasury Department (1988-1989).
J. Michael Luttig (1954) Trustee Since 2009 126 Boeing Capital Corporation (aircraft financing) (2006-2010).
One Franklin Parkway
San Mateo, CA 94403-1906
Principal Occupation During at Least the Past 5 Years:
Private investor; and formerly , Counselor and Senior Advisor to the Chairman, CEO, and Board of Directors, of The Boeing Company
(aerospace company), and member of the Executive Council (May 2019-January 1, 2020); Executive Vice President, General Counsel and
member of the Executive Council, The Boeing Company (2006-2019); and Federal Appeals Court Judge, United States Court of Appeals for
the Fourth Circuit (1991-2006).
Larry D. Thompson (1945) Trustee Since 2007 126 Graham Holdings Company
(education and media organization)
(2011-present); and formerly ,
The Southern Company (energy
company) (2014-2020; previously
2010-2012) and Cbeyond, Inc.
(business communications provider)
(2010-2012).
One Franklin Parkway
San Mateo, CA 94403-1906
Principal Occupation During at Least the Past 5 Years:
Director of various companies; Counsel, Finch McCranie, LLP (law firm) (2015-present); John A. Sibley Professor of Corporate and Business
Law, University of Georgia School of Law (2015-present; previously 2011-2012); and formerly , Independent Compliance Monitor and Auditor,
Volkswagen AG (manufacturer of automobiles and commercial vehicles) (2017-2020); Executive Vice President - Government Affairs, General
Counsel and Corporate Secretary, PepsiCo, Inc. (consumer products) (2012-2014); Senior Vice President - Government Affairs, General
Counsel and Secretary, PepsiCo, Inc. (2004-2011); Senior Fellow of The Brookings Institution (2003-2004); Visiting Professor, University of
Georgia School of Law (2004); and Deputy Attorney General, U.S. Department of Justice (2001-2003).
Independent Board Members
(continued)

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Annual Report
Interested Board Members and Officers
Name, Year of Birth
and Address Position
Length of
Time Served
Number of Portfolios in
Fund Complex Overseen
by Board Member*
Other Directorships Held
During at Least the Past 5 Years
Valerie M. Williams (1956) Trustee Since May 2021 107 Omnicom Group, Inc. (advertising and marketing communications
services) (2016-present), DTE
Energy Co. (gas and electric utility)
(2018-present), Devon Energy
Corporation (exploration and
production of oil and gas) (January
2021-present); and formerly ,
WPX Energy, Inc. (exploration
and production of oil and gas)
(2018-January 2021).
One Franklin Parkway
San Mateo, CA 94403-1906
Principal Occupation During at Least the Past 5 Years:
Director of various companies; and formerly , Regional Assurance Managing Partner, Ernst & Young LLP (public accounting) (2005-2016), various roles of increasing responsibility at Ernst & Young (1981-2005).
Name, Year of Birth
and Address Position
Length of
Time Served
Number of Portfolios in
Fund Complex Overseen
by Board Member*
Other Directorships Held
During at Least the Past 5 Years
**Gregory E. Johnson
(1961)
Trustee Since 2007 137 None
One Franklin Parkway
San Mateo, CA 94403-1906
Principal Occupation During at Least the Past 5 Years:
Executive Chairman, Chairman of the Board and Director, Franklin Resources, Inc.; officer and/or director or trustee, as the case may be, of some of the other subsidiaries of Franklin Resources, Inc. and of 39 of the investment companies in Franklin Templeton; Vice Chairman,
Investment Company Institute; and formerly , Chief Executive Officer (2013-2020) and President (1994-2015), Franklin Resources, Inc.
**Rupert H. Johnson, Jr.
(1940)
Chairman of the
Board and Trustee
Since 2013 126 None
One Franklin Parkway
San Mateo, CA 94403-1906
Principal Occupation During at Least the Past 5 Years:
Director (Vice Chairman), Franklin Resources, Inc.; Director, Franklin Advisers, Inc.; and officer and/or director or trustee, as the case may be, of some of the other subsidiaries of Franklin Resources, Inc. and of 37 of the investment companies in Franklin Templeton.
Alison E. Baur (1964) Vice President Since 2012 Not Applicable Not Applicable
One Franklin Parkway
San Mateo, CA 94403-1906
Principal Occupation During at Least the Past 5 Years:
Deputy General Counsel, Franklin Templeton; and officer of some of the other subsidiaries of Franklin Resources, Inc. and of 44 of the investment companies in Franklin Templeton.
Breda M. Beckerle (1958) Chief Compliance
Officer
Since October 2020 Not Applicable Not Applicable
280 Park Avenue,
New York, NY 10017
Principal Occupation During at Least the Past 5 Years:
Chief Compliance Officer, Fiduciary Investment Management International, Inc., Franklin Advisers, Inc., Franklin Advisory Services, LLC,
Franklin Mutual Advisers, LLC, Franklin Templeton Institutional, LLC; and officer of 39 of the investment companies in Franklin Templeton.
Independent Board Members
(continued)

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Name, Year of Birth
and Address Position
Length of
Time Served
Number of Portfolios in
Fund Complex Overseen
by Board Member*
Other Directorships Held
During at Least the Past 5 Years
Sonal Desai, Ph.D. (1963) Vice President Since 2018 Not Applicable Not Applicable
One Franklin Parkway
San Mateo, CA 94403-1906
Principal Occupation During at Least the Past 5 Years:
Director and Executive Vice President, Franklin Advisers, Inc.; Executive Vice President, Franklin Templeton Institutional, LLC; and officer of
17 of the investment companies in Franklin Templeton.
Steven J. Gray (1955) Vice President
and Co-Secretary
Vice President since
2009 and Co-Secretary
since 2019
Not Applicable Not Applicable
One Franklin Parkway
San Mateo, CA 94403-1906
Principal Occupation During at Least the Past 5 Years:
Senior Associate General Counsel, Franklin Templeton; Vice President, FASA, LLC; Assistant Secretary, Franklin Distributors, LLC; and officer of 44 of the investment companies in Franklin Templeton.
Matthew T. Hinkle (1971) Chief Executive
Officer –
Finance and
Administration
Since 2017 Not Applicable Not Applicable
One Franklin Parkway
San Mateo, CA 94403-1906
Principal Occupation During at Least the Past 5 Years:
Senior Vice President, Franklin Templeton Services, LLC; officer of 44 of the investment companies in Franklin Templeton; and formerly , Vice
President, Global Tax (2012-April 2017) and Treasurer/Assistant Treasurer, Franklin Templeton (2009-2017).
Susan Kerr (1949) Vice President –
AML Compliance
Since July 2021 Not Applicable Not Applicable
620 Eighth Avenue New York,
NY 10018
Principal Occupation During at Least the Past 5 Years:
Senior Compliance Analyst, Global Compliance, Franklin Templeton; Chief Anti-Money Laundering Compliance Officer, Legg Mason & Co. or
its affiliates; Anti Money Laundering Compliance Officer; Senior Compliance Officer, LMIS; and officer of 41 of the investment companies in
Franklin Templeton.
Robert G. Kubilis (1973) Chief Financial
Officer, Chief
Accounting Officer
and Treasurer
Since December 2020 Not Applicable Not Applicable
300 S.E. 2nd Street
Fort Lauderdale, FL 33301-
1923
Principal Occupation During at Least the Past 5 Years:
Treasurer, U.S. Fund Administration & Reporting and officer of 39 of the investment companies in Franklin Templeton.
Edward D. Perks (1970) President and
Chief Executive
Officer –
Investment
Management
Since 2018 Not Applicable Not Applicable
One Franklin Parkway
San Mateo, CA 94403-1906
Principal Occupation During at Least the Past 5 Years:
President and Director, Franklin Advisers, Inc.; and officer of eight of the investment companies in Franklin Templeton (since December 2018).
Navid J. Tofigh (1972) Vice President Since 2015 Not Applicable Not Applicable
One Franklin Parkway
San Mateo, CA 94403-1906
Principal Occupation During at Least the Past 5 Years:
Associate General Counsel and officer of 44 of the investment companies in Franklin Templeton.
Interested Board Members and Officers
(continued)

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*We base the number of portfolios on each separate series of the U.S. registered investment companies within the Franklin Templeton fund complex. These portfolios have a common investment manager or affiliated investment managers.
**Gregory E. Johnson is considered to be an interested person of the Fund under the federal securities laws due to his position as an officer and director of Franklin
Resources, Inc. (Resources), which is the parent company of the Fund’s investment manager and distributor. Rupert H. Johnson, Jr. is considered to be an interested person of the Fund under the federal securities laws due to his position as an officer and director and major shareholder of Resources.
Note 1: Rupert H. Johnson, Jr. is the uncle of Gregory E. Johnson.
Note 2: Officer information is current as of the date of this report. It is possible that after this date, information about officers may change.
The Sarbanes-Oxley Act of 2002 and Rules adopted by the Securities and Exchange Commission require the Fund to disclose whether the Fund’s Audit
Committee includes at least one member who is an audit committee financial expert within the meaning of such Act and Rules. The Fund’s Board has determined that there is at least one such financial expert on the Audit Committee and has designated Mary C. Choksi as its audit committee financial expert. The Board believes that Ms. Choksi qualifies as such an expert in view of her extensive business background and experience. She served as a director of Avis Budget
Group, Inc. (2007-2020) and formerly, Founder and Senior Advisor, Strategic Investment Group (1987 to 2017). Ms. Choksi has been a Member of the Fund’s Audit
Committee since 2014. As a result of such background and experience, the Board believes that Ms. Choksi has acquired an understanding of generally accepted accounting principles and financial statements, the general application of such principles in connection with the accounting estimates, accruals and reserves, and analyzing and evaluating financial statements that present a breadth and level of complexity of accounting issues generally comparable to those of the Fund, as well as an understanding of internal controls and procedures for financial reporting and an understanding of audit committee functions. Ms. Choksi is an independent Board member as that term is defined under the relevant Securities and Exchange Commission Rules and Releases.
The Statement of Additional Information (SAI) includes additional information about the board members and is available, without charge, upon request.
Shareholders may call (800) DIAL BEN/342-5236 to request the SAI.
Name, Year of Birth
and Address Position
Length of
Time Served
Number of Portfolios in
Fund Complex Overseen
by Board Member*
Other Directorships Held
During at Least the Past 5 Years
Craig S. Tyle (1960) Vice President Since 2005 Not Applicable Not Applicable
One Franklin Parkway
San Mateo, CA 94403-1906
Principal Occupation During at Least the Past 5 Years:
General Counsel and Executive Vice President, Franklin Resources, Inc.; and officer of some of the other subsidiaries of Franklin Resources,
Inc. and of 44 of the investment companies in Franklin Templeton.
Lori A. Weber (1964) Vice President
and Co-Secretary
Vice President since
2011 and Co-Secretary
since 2019
Not Applicable Not Applicable
300 S.E. 2nd Street
Fort Lauderdale, FL 33301-
1923
Principal Occupation During at Least the Past 5 Years:
Senior Associate General Counsel, Franklin Templeton; Assistant Secretary, Franklin Resources, Inc.; Vice President and Secretary,
Templeton Investment Counsel, LLC; and officer of 44 of the investment companies in Franklin Templeton.
Interested Board Members and Officers
(continued)

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Shareholder Information
39
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Annual Report
Board Approval of Investment
Management Agreements
FRANKLIN GLOBAL TRUST
Franklin Emerging Market Debt Opportunities Fund
(Fund)
At a meeting held on February 23, 2021 (Meeting), the
Board of Trustees (Board) of Franklin Global Trust (Trust),
including a majority of the trustees who are not “interested persons” as defined in the Investment Company Act of
1940 (Independent Trustees), reviewed and approved the
continuance of the investment management agreement
between Franklin Templeton Investment Management
Limited (Manager) and the Trust, on behalf of the Fund
(Management Agreement) for an additional one-year period.
The Independent Trustees received advice from and met
separately with Independent Trustee counsel in considering
whether to approve the continuation of the Management
Agreement.
In considering the continuation of the Management
Agreement, the Board reviewed and considered information
provided by the Manager at the Meeting and throughout
the year at meetings of the Board and its committees. The
Board also reviewed and considered information provided
in response to a detailed set of requests for information
submitted to the Manager by Independent Trustee counsel
on behalf of the Independent Trustees in connection with
the annual contract renewal process. In addition, prior to
the Meeting, the Independent Trustees held a telephonic
contract renewal meeting at which the Independent Trustees
conferred amongst themselves and Independent Trustee
counsel about contract renewal matters and, in some cases,
requested additional information from the Manager relating
to the contract. The Board reviewed and considered all of the factors it deemed relevant in approving the continuance of
the Management Agreement, including, but not limited to: (i)
the nature, extent and quality of the services provided by the
Manager; (ii) the investment performance of the Fund; (iii)
the costs of the services provided and profits realized by the
Manager and its affiliates from the relationship with the Fund;
(iv) the extent to which economies of scale are realized as
the Fund grows; and (v) whether fee levels reflect these
economies of scale for the benefit of Fund investors.
In approving the continuance of the Management
Agreement, the Board, including a majority of the
Independent Trustees, determined that the terms of the
Management Agreement are fair and reasonable and that
the continuance of such Management Agreement is in
the best interests of the Fund and its shareholders. While
attention was given to all information furnished, the following discusses some primary factors relevant to the Board’s
determination.
Nature, Extent and Quality of Services
The Board reviewed and considered information regarding
the nature, extent and quality of investment management
services provided by the Manager and its affiliates to the
Fund and its shareholders. This information included,
among other things, the qualifications, background and
experience of the senior management and investment
personnel of the Manager, as well as information on
succession planning where appropriate; the structure of
investment personnel compensation; oversight of third-
party service providers; investment performance reports
and related financial information for the Fund; reports on
expenses and shareholder services; legal and compliance
matters; risk controls; pricing and other services provided
by the Manager and its affiliates; and management fees
charged by the Manager and its affiliates to US funds and
other accounts, including management’s explanation of
differences among accounts where relevant. The Board also
reviewed and considered an annual report on payments
made by Franklin Templeton (FT) or the Fund to financial
intermediaries, as well as a memorandum relating to third-
party servicing arrangements, which included discussion of
the changing distribution landscape for the Fund. The Board
noted management’s continuing efforts and expenditures
in establishing effective business continuity plans and
developing strategies to address areas of heightened
concern in the mutual fund industry, such as cybersecurity
in the current work-from-home environment and liquidity risk management. The Board also considered the investment
management services that the Manager provides to the
Cayman Islands-based company, which is wholly owned by
the Fund (Cayman Subsidiary).
The Board also reviewed and considered the benefits
provided to Fund shareholders of investing in a fund that is part of the FT family of funds. The Board noted the financial position of Franklin Resources, Inc. (FRI), the Manager’s
parent, and its commitment to the mutual fund business
as evidenced by its reassessment of the fund offerings in
response to the market environment and project initiatives
and capital investments relating to the services provided
to the Fund by the FT organization. The Board specifically
noted FT’s commitment to enhancing services and
controlling costs, as reflected in its outsourcing of

Franklin Global Trust
Shareholder Information
40
ftinstitutional.com
Annual Report
certain administrative functions, and growth opportunities,
as evidenced by its recent acquisition of the Legg Mason
companies. The Board also noted FT’s attention focused on
expanding the distribution opportunities for all funds in the
FT family of funds.
Following consideration of such information, the Board
was satisfied with the nature, extent and quality of services provided by the Manager and its affiliates to the Fund and its shareholders.
Fund Performance
The Board reviewed and considered the performance results
of the Fund over various time periods ended November
30, 2020. The Board considered the performance returns
for the Fund in comparison to the performance returns of
mutual funds deemed comparable to the Fund included in
a universe (Performance Universe) selected by Broadridge
Financial Solutions, Inc. (Broadridge), an independent
provider of investment company data. The Board received a
description of the methodology used by Broadridge to select
the mutual funds included in a Performance Universe. The
Board also reviewed and considered Fund performance
reports provided and discussions that occurred with portfolio managers at Board meetings throughout the year. A
summary of the Fund’s performance results is below.
The Performance Universe for the Fund included the Fund
and a representative class/fund from each retail portfolio in the emerging markets hard currency debt classifications,
excluding outliers. The Board noted that the Fund’s
annualized total return for the one- and three-year periods
was below the median of its Performance Universe, but
for the five-year period was equal to the median of its
Performance Universe and for the 10-year period was
above the median of its Performance Universe. The Board
discussed the Fund’s performance with management and
management explained that the Fund had a meaningfully
shorter duration position as compared to the Performance
Universe, which contributed to the Fund’s underperformance
in 2019 as US interest rates rallied and underperformance in the spring of 2020 during a period of extreme risk aversion.
Management further explained that during this time, the
Fund, on average, had a larger exposure to smaller,
idiosyncratic markets that sold off more aggressively than
larger, higher quality emerging market issuers. The Board
noted management’s steps to address the underperformance
of the Fund, including changes to the Fund’s liquidity profile.
The Board also noted that, while below the median, the
Fund’s one- and three-year annualized total return was
3.16% and 3.43%, respectively. The Board concluded that
the Fund’s Management Agreement should be continued
for an additional one-year period, and management’s efforts
should continue to be closely monitored.
Comparative Fees and Expenses
The Board reviewed and considered information regarding
the Fund’s actual total expense ratio and its various
components, including, as applicable, management fees;
transfer agent expenses; underlying fund expenses; Rule
12b-1 and non-Rule 12b-1 service fees; and other non-
management fees. The Board also noted the quarterly
and annual reports it receives on all marketing support
payments made by FT to financial intermediaries. The Board
considered the actual total expense ratio and, separately,
the contractual management fee rate, without the effect
of fee waivers, if any (Management Rate) of the Fund
in comparison to the median expense ratio and median
Management Rate, respectively, of other mutual funds
deemed comparable to and with a similar expense structure
to the Fund selected by Broadridge (Expense Group).
Broadridge fee and expense data is based upon information
taken from each fund’s most recent annual report, which
reflects historical asset levels that may be quite different from those currently existing, particularly in a period of market volatility. While recognizing such inherent limitation and the fact that expense ratios and Management Rates generally
increase as assets decline and decrease as assets grow,
the Board believed the independent analysis conducted by
Broadridge to be an appropriate measure of comparative
fees and expenses. The Broadridge Management Rate
includes administrative charges, and the actual total expense ratio, for comparative consistency, was shown for Advisor
Class, Institutional Class, Class I and Retirement Class
shares for funds in the Expense Group. The Board received
a description of the methodology used by Broadridge to
select the mutual funds included in an Expense Group. The
Board also considered the investment management services
that the Manager provides to the Cayman Subsidiary and the
related fee waivers that were in place.
The Expense Group for the Fund included the Fund and
15 other emerging markets hard currency debt funds. The
Board noted that the Management Rate and actual total
expense ratio for the Fund were above the medians and
in the fifth quintile (most expensive) of its Expense Group.
The Board also noted that the Fund’s actual total expense
ratio reflected a fee waiver from management. The Board
acknowledged management’s explanation that there are
additional complexities and expenses associated with the

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Annual Report
management of the specialized portfolio, which includes a
wider universe and, at times, smaller, less liquid issuers than peers. The Board concluded that the Management Rate
charged to the Fund is reasonable.
Profitability
The Board reviewed and considered information regarding
the profits realized by the Manager and its affiliates in
connection with the operation of the Fund. In this respect,
the Board considered the Fund profitability analysis provided by the Manager that addresses the overall profitability of
FT’s US fund business, as well as its profits in providing
investment management and other services to each of
the individual funds during the 12-month period ended
September 30, 2020, being the most recent fiscal year-
end for FRI. The Board noted that although management
continually makes refinements to its methodologies used
in calculating profitability in response to organizational
and product-related changes, the overall methodology has
remained consistent with that used in the Fund’s profitability report presentations from prior years. The Board further
noted management’s representation that the profitability
analysis excluded the impact of the recent acquisition of
the Legg Mason companies and that management expects
to incorporate the legacy Legg Mason companies into the
profitability analysis beginning next year. The Board also
noted that PricewaterhouseCoopers LLP, auditor to FRI
and certain FT funds, has been engaged by the Manager to
periodically review and assess the allocation methodologies
to be used solely by the Fund’s Board with respect to the
profitability analysis.
The Board noted management’s belief that costs incurred
in establishing the infrastructure necessary for the type of mutual fund operations conducted by the Manager and
its affiliates may not be fully reflected in the expenses
allocated to the Fund in determining its profitability, as
well as the fact that the level of profits, to a certain extent, reflected operational cost savings and efficiencies initiated by management. As part of this evaluation, the Board
considered management’s outsourcing of certain operations,
which effort has required considerable upfront expenditures
by the Manager but, over the long run is expected to result
in greater efficiencies. The Board also noted management’s
expenditures in improving shareholder services provided
to the Fund, as well as the need to implement systems and
meet additional regulatory and compliance requirements
resulting from recent US Securities and Exchange
Commission and other regulatory requirements.
The Board also considered the extent to which the Manager
and its affiliates might derive ancillary benefits from fund operations, including revenues generated from transfer
agent services, potential benefits resulting from personnel
and systems enhancements necessitated by fund growth,
as well as increased leverage with service providers and
counterparties. Based upon its consideration of all these
factors, the Board concluded that the level of profits realized by the Manager and its affiliates from providing services to the Fund was not excessive in view of the nature, extent and quality of services provided to the Fund.
Economies of Scale
The Board reviewed and considered the extent to which
the Manager may realize economies of scale, if any, as the
Fund grows larger and whether the Fund’s management
fee structure reflects any economies of scale for the benefit of shareholders. With respect to possible economies of
scale, the Board noted the existence of management
fee breakpoints, which operate generally to share any
economies of scale with the Fund’s shareholders by
reducing the Fund’s effective management fees as the Fund
grows in size. The Board considered the Manager’s view that
any analyses of potential economies of scale in managing a
particular fund are inherently limited in light of the joint and common costs and investments the Manager incurs across
the FT family of funds as a whole. The Board noted that the
Fund does not have an asset size that would likely enable
the Fund to achieve economies of scale, but concluded
that to the extent economies of scale may be realized by
the Manager and its affiliates, the Fund’s management fee
structure provided a sharing of benefits with the Fund and its shareholders as the Fund grows.
Conclusion
Based on its review, consideration and evaluation of all
factors it believed relevant, including the above-described
factors and conclusions, the Board unanimously approved
the continuation of the Management Agreement for an
additional one-year period.
Liquidity Risk Management Program
Each of the Funds has adopted and implemented a written
Liquidity Risk Management Program (the “LRMP”) as
required by Rule 22e-4 under the Investment Company
Act of 1940 (the “Liquidity Rule”). The LRMP is designed
to assess and manage each Fund’s liquidity risk, which is
defined as the risk that the Fund could not meet requests
to redeem shares issued by the Fund without significant
dilution of remaining investors’ interests in the Fund. In
accordance with the Liquidity Rule, the LRMP includes
policies and procedures that provide for: (1) assessment,

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Annual Report
management, and review (no less frequently than annually)
of each Fund’s liquidity risk; (2) classification of each Fund’s portfolio holdings into one of four liquidity categories (Highly
Liquid, Moderately Liquid, Less Liquid, and Illiquid); (3)
for Funds that do not primarily hold assets that are Highly
Liquid, establishing and maintaining a minimum percentage
of the Fund’s net assets in Highly Liquid investments (called a “Highly Liquid Investment Minimum” or “HLIM”); and (4)
prohibiting the Fund’s acquisition of Illiquid investments that would result in the Fund holding more than 15% of its net
assets in Illiquid assets. The LRMP also requires reporting
to the SEC (on a non-public basis) and to the Board if the
Fund’s holdings of Illiquid assets exceed 15% of the Fund’s
net assets. Funds with HLIMs must have procedures for
addressing HLIM shortfalls, including reporting to the Board and, with respect to HLIM shortfalls lasting more than seven consecutive calendar days, reporting to the Securities and
Exchange Commission (“SEC”) (on a non-public basis).
The Funds’ Board of Trustees approved the appointment
of the Director of Liquidity Risk within the Investment Risk
Management Group (the “IRMG”) as the Administrator
of the LRMP. The IRMG maintains the Investment
Liquidity Committee (the “ILC”) to provide oversight and
administration of policies and procedures governing liquidity risk management for FT products and portfolios. The ILC
includes representatives from Franklin Templeton’s Risk,
Trading, Global Compliance, Investment Compliance,
Investment Operations, Valuation Committee and Product
Management groups.
In assessing and managing each Fund’s liquidity risk, the
ILC considers, as relevant, a variety of factors, including
the Fund’s investment strategy and the liquidity of its
portfolio investments during both normal and reasonably
foreseeable stressed conditions; its short and long-term
cash flow projections; and its cash holdings and access to
other funding sources including the Funds’ interfund lending facility and line of credit. Classification of the Fund’s portfolio holdings in the four liquidity categories is based on the
number of days it is reasonably expected to take to convert
the investment to cash (for Highly Liquid and Moderately
Liquid holdings) or sell or dispose of the investment (for Less
Liquid and Illiquid investments), in current market conditions without significantly changing the investment’s market value.
The Fund primarily holds liquid assets that are defined
under the Liquidity Rule as "Highly Liquid Investments,"
and therefore is not required to establish an HLIM. Highly
Liquid Investments are defined as cash and any investment
reasonably expected to be convertible to cash in current
market conditions in three business days or less without the conversion to cash significantly changing the market value of the investment.
At meetings of the Funds’ Board of Trustees held in May
2021, the Program Administrator provided a written report
to the Board addressing the adequacy and effectiveness of
the program for the year ended December 31, 2020. The
Program Administrator report concluded that (i.) the LRMP,
as adopted and implemented, remains reasonably designed
to assess and manage each Fund’s liquidity risk; (ii.) the
LRMP, including the Highly Liquid Investment Minimum
(“HLIM”) where applicable, was implemented and operated
effectively to achieve the goal of assessing and managing
each Fund’s liquidity risk; and (iii.) each Fund was able to meet requests for redemption without significant dilution of remaining investors’ interests in the Fund.
Proxy Voting Policies and Procedures
The Fund’s investment manager has established Proxy
Voting Policies and Procedures (Policies) that the Fund
uses to determine how to vote proxies relating to portfolio
securities. Shareholders may view the Fund’s complete
Policies online at franklintempleton.com. Alternatively,
shareholders may request copies of the Policies free of
charge by calling the Proxy Group collect at (954) 527-
7678 or by sending a written request to: Franklin Templeton
Companies, LLC, 300 S.E. 2nd Street, Fort Lauderdale,
FL 33301, Attention: Proxy Group. Copies of the Fund’s
proxy voting records are also made available online at
franklintempleton.com and posted on the U.S. Securities and
Exchange Commission’s website at sec.gov and reflect the
most recent 12-month period ended June 30.
Quarterly Consolidated Statement of
Investments
The Trust, on behalf of the Fund, files a complete
consolidated statement of investments with the U.S.
Securities and Exchange Commission for the first and
third quarters for each fiscal year as an exhibit to its report on Form N-PORT. Shareholders may view the filed Form
N-PORT by visiting the Commission’s website at sec.
gov. The filed form may also be viewed and copied at the
Commission’s Public Reference Room in Washington, DC.
Information regarding the operations of the Public Reference
Room may be obtained by calling (800) SEC-0330.

Franklin Global Trust
Shareholder Information
43
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Annual Report
Householding of Reports and
Prospectuses
You will receive, or receive notice of the availability of,
the Fund’s financial reports every six months. In addition,
you will receive an annual updated summary prospectus
(detail prospectus available upon request). To reduce
Fund expenses, we try to identify related shareholders in a
household and send only one copy of the financial reports
(to the extent received by mail) and summary prospectus.
This process, called “householding,” will continue indefinitely unless you instruct us otherwise. If you prefer not to have
these documents householded, please call us at (800)
632-2301. At any time you may view current prospectuses/
summary prospectuses and financial reports on our website.
If you choose, you may receive these documents through
electronic delivery.

699 A 09/21
© 2021 Franklin Templeton Investments. All rights reserved.
Authorized for distribution only when accompanied or preceded by a summary prospectus and/or prospectus. Investors should carefully consider a fund’s investment goals, risks, charges and expenses before investing. A prospectus contains this and other information; please read it carefully before investing.
To help ensure we provide you with quality service, all calls to and from our service areas are monitored and/or recorded.
Annual Report
Franklin Emerging Market Debt Opportunities Fund
Investment Manager Distributor
Franklin Templeton
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ftinstitutional.com

Item 2.  Code of Ethics.

(a) The Registrant has adopted a code of ethics that applies to its principal executive officers and principal financial and accounting officer.

(c) N/A

(d) N/A

(f) Pursuant to Item 13(a)(1), the Registrant is attaching as an exhibit a copy of its code of ethics that applies to its principal executive officers and principal financial and accounting officer.

Item 3.  Audit Committee Financial Expert.

(a)(1) The Registrant has an audit committee financial expert serving on its audit committee.

(2) The audit committee financial expert is Mary C. Choksi and she is
"independent" as defined under the relevant Securities and Exchange Commission Rules and Releases.

Item 4. Principal Accountant Fees and Services.

a)      Audit Fees
The aggregate fees paid to the principal accountant for professional services rendered by the principal accountant for the audit of the registrant’s annual financial statements or for services that are normally provided by the principal accountant in connection with statutory and regulatory filings or engagements were $179,856 for the fiscal year ended July 31, 2021 and $212,931 for the fiscal year ended July 31, 2020.

(b)      Audit-Related Fees
There were no fees paid to the principal accountant for assurance and related services rendered by the principal accountant to the registrant that are reasonably related to the performance of the audit of the registrant's financial statements and are not reported under paragraph (a) of Item 4.

There were no fees paid to the principal accountant for assurance and related services rendered by the principal accountant to the registrant's investment adviser and any entity controlling, controlled by or under common control with the investment adviser that provides ongoing services to the registrant that are reasonably related to the performance of the audit of their financial statements.

(c)      Tax Fees
There were no fees paid to the principal accountant for professional services rendered by the principal accountant to the registrant for tax compliance, tax advice and tax planning.

The aggregate fees paid to the principal accountant for professional services rendered by the principal accountant to the registrant’s investment adviser and any entity controlling, controlled by or under common control with the investment adviser that provides ongoing services to the registrant for tax compliance, tax advice and tax planning were $204,469 for the fiscal year ended July 31, 2021 and $131,226 for the fiscal year ended July 31, 2020.  The services for which these fees were paid included tax compliance services related to year-end.

(d)      All Other Fees
The aggregate fees paid to the principal accountant for products and services rendered by the principal accountant to the registrant not  reported in paragraphs (a)-(c) of Item 4 were $0 for the fiscal year ended July 31, 2021 and $967 for the fiscal year ended July 31, 2020.  The services for which these fees were paid included review of materials provided to the fund Board in connection with the investment management contract renewal process.

The aggregate fees paid to the principal accountant for products and services rendered by the principal accountant to the registrant’s investment adviser and any entity controlling, controlled by or under common control with the investment adviser that provides ongoing services to the registrant not reported in paragraphs (a)-(c) of Item 4 were $312,550 for the fiscal year ended July 31, 2021 and $311,066 for the fiscal year ended July 31, 2020.  The services for which these fees were paid included valuation services related to a fair value engagement, professional fees in connection with determining the feasibility of a U.S. direct lending structure, for the issuance of an Auditor's Certificate for South Korean regulatory shareholders disclosures, compliance examination for Investment Advisor Act rule 204-2 and 206-4 (2), assets under management certification, benchmarking services in connection with the ICI TA Survey and SOC 1 report services.

(e) (1) The registrant’s audit committee is directly responsible for approving the services to be provided by the auditors, including:

      (i)   pre-approval of all audit and audit related services;

      (ii)  pre-approval of all non-audit related services to be provided to the Fund by the auditors;

      (iii) pre-approval of all non-audit related services to be provided to the registrant by the auditors to the registrant’s investment adviser or to any entity that controls, is controlled by or is under common control with the registrant’s investment adviser and that provides ongoing services to the registrant where the non-audit services relate directly to the operations or financial reporting of the registrant; and

      (iv)  establishment by the audit committee, if deemed necessary or appropriate, as an alternative to committee pre-approval of services to be provided by the auditors, as required by paragraphs (ii) and (iii) above, of policies and procedures to permit such services to be pre-approved by other means, such as through establishment of guidelines or by action of a designated member or members of the committee; provided the policies and procedures are detailed as to the particular service and the committee is informed of each service and such policies and procedures do not include delegation of audit committee responsibilities, as contemplated under the Securities Exchange Act of 1934, to management; subject, in the case of (ii) through (iv), to any waivers, exceptions or exemptions that may be available under applicable law or rules.

(e) (2) None of the services provided to the registrant described in paragraphs (b)-(d) of Item 4 were approved by the audit committee pursuant to paragraph (c)(7)(i)(C) of Rule 2-01 of regulation S-X.

(f) No disclosures are required by this Item 4(f).

(g) The aggregate non-audit fees paid to the principal accountant for services rendered by the principal accountant to the registrant and the registrant’s investment adviser and any entity controlling, controlled by or under common control with the investment adviser that provides ongoing services to the registrant were $517,019 for the fiscal year ended July 31, 2021 and $443,259 for the fiscal year ended July 31, 2020.

(h) The registrant’s audit committee of the board has considered whether the provision of non-audit services that were rendered to the registrant’s investment adviser (not including any sub-adviser whose role is primarily portfolio management and is subcontracted with or overseen by another investment adviser), and any entity controlling, controlled by, or under common control with the investment adviser that provides ongoing services to the registrant that were not pre-approved pursuant to paragraph (c)(7)(ii) of Rule 2-01 of Regulation S-X is compatible with maintaining the principal accountant’s independence.

Item 5.  Audit Committee of Listed Registrants.                   N/A

Item 6.  Schedule of Investments.                                 N/A

Item 7.  Disclosure of Proxy Voting Policies and Procedures for Closed-End Management Investment Companies.                        N/A

Item 8.  Portfolio Managers of Closed-End Management Investment Companies. N/A

Item 9.  Purchases of Equity Securities by Closed-End Management Investment Company and Affiliated Purchasers.                       N/A

Item 10.  Submission of Matters to a Vote of Security Holders.

There have been no changes to the procedures by which shareholders may recommend nominees to the Registrant's Board of Trustees that would require disclosure herein.

Item 11. Controls and Procedures.

(a)
 Evaluation of Disclosure Controls and Procedures.
The Registrant maintains disclosure controls and procedures that are designed to provide reasonable assurance that information required to be disclosed in the Registrant’s filings under the Securities Exchange Act of 1934, as amended, and the Investment Company Act of 1940 is recorded, processed, summarized and reported within the periods specified in the rules and forms of the Securities and Exchange Commission. Such information is accumulated and communicated to the Registrant’s management, including its principal executive officer and principal financial officer, as appropriate, to allow timely decisions regarding required disclosure. The Registrant’s management, including the principal executive officer and the principal financial officer, recognizes that any set of controls and procedures, no matter how well designed and operated, can provide only reasonable assurance of achieving the desired control objectives.

Within 90 days prior to the filing date of this Shareholder Report on Form N-CSR, the Registrant had carried out an evaluation, under the supervision and with the participation of the Registrant’s management, including the Registrant’s principal executive officer and the Registrant’s principal financial officer, of the effectiveness of the design and operation of the Registrant’s disclosure controls and procedures. Based on such evaluation, the Registrant’s principal executive officer and principal financial officer concluded that the Registrant’s disclosure controls and procedures are effective.
(b)
 Changes in Internal Controls.
There have been no changes in the Registrant’s internal control over financial reporting that occurred during the period covered by this report that has materially affected, or is reasonably likely to materially affect the internal control over financial reporting.

Item 12. Disclosure of Securities Lending Activities for Closed-End Management Investment Company.                                               N/A

Item 13. Exhibits.

(a) (1) Code of Ethics

codeofethics

(a) (2) Certifications pursuant to Section 302 of the Sarbanes-Oxley Act of 2002 of Matthew T. Hinkle, Chief Executive Officer - Finance and Administration, and Robert G. Kubilis, Chief Financial Officer and Chief Accounting Officer

section302

(b) Certifications pursuant to Section 906 of the Sarbanes-Oxley Act of 2002 of Matthew T. Hinkle, Chief Executive Officer - Finance and Administration, and Robert G. Kubilis, Chief Financial Officer and Chief Accounting Officer

section906

SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

FRANKLIN GLOBAL TRUST

By S\MATTHEW T. HINKLE______________________
      Matthew T. Hinkle
Chief Executive Officer - Finance and Administration
Date September
27, 2021

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

By S\MATTHEW T. HINKLE______________________
      Matthew T. Hinkle
Chief Executive Officer - Finance and Administration
Date September
27, 2021

By S\Robert G. Kubilis ________________________

Robert G. Kubilis
Chief Financial Officer and Chief Accounting Officer
Date September 27, 2021